As filed with the Securities and Exchange	Registration No. 333-85618
Commission on August 28, 2007	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 23	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor's Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on September 4, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

ReliaStar Life Insurance Company of New York Separate Account NY-B of ReliaStar Life Insurance Company of New York Deferred Combination Variable and Fixed Annuity Prospectus

ING EMPIRE TRADITIONS VARIABLE ANNUITY

(Formerly, ING SmartDesign Variable Annuity – NY)

September 4, 2007

This prospectus describes ING Empire Traditions Variable Annuity (formerly, SmartDesign Variable Annuity-
NY), a deferred combination variable and fixed annuity contract (the “Contract”) offered for sale by ReliaStar Life
Insurance Company of New York (“ReliaStar of NY,” the “Company,” “we” or “our”) through Separate Account
NY-B (the “Separate Account”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”).

The Contract provides a means for you to allocate your premium payments and any associated premium credits, if applicable, in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and any associated premium credits, if applicable, to our Fixed Interest Division with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. Some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your
Contract are listed on the back of this cover.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less any premium credits, if applicable (which may be more or less than the premium payments you paid).
Longer free look periods apply in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated September 4, 2007, has been filed with the
Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-
0066, or access the SEC’s website (http://www.sec.gov). When looking for information regarding the contracts offered through the prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. The number is 333-85618. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract has a premium credit option that is available for an additional charge. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit. See “The Annuity Contract –
Additional Credit to Premium” for further information about the terms of the premium credit option. See
“Charges and Fees – Charges Deducted from the Subaccounts – Premium Credit Option Charge” for further information about the additional fees and charges associated with the premium credit option.

ING Empire Traditions- 145042

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Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Selling the Contract ” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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ING Empire Traditions - 145042

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The investment portfolios available under your Contract are:

ING Investors Trust	ING Partners, Inc.
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Growth Portfolio	ING Columbia Small Cap Value II Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Davis New York Venture Portfolio (Service Class)
ING American Funds International Portfolio	ING JPMorgan International Portfolio (Service Class)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Legg Mason Partners Aggressive Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio (Class S)	(Service Class)
ING EquitiesPlus Portfolio (Class S)	ING Neuberger Berman Regency Portfolio (Service Class)
ING Evergreen Health Sciences Portfolio (Class S)	ING Oppenheimer Global Portfolio (Service Class)
ING Evergreen Omega Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Service Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING FMRSM Large Cap Growth Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING Focus 5 Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING Franklin Income Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Franklin Templeton Founding Strategy Portfolio	ING VP Index Plus LargeCap Portfolio (Class S)
(Class S)	ING VP Index Plus MidCap Portfolio (Class S)
ING Global Real Estate Portfolio (Class S)	ING VP Index Plus SmallCap Portfolio (Class S)
ING Global Resources Portfolio (Class S)
ING Global Technology Portfolio (Class S)	ING Variable Products Trust
ING Janus Contrarian Portfolio (Class S)	ING VP Financial Services Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class S)
ING JPMorgan Value Opportunities Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class S)	Fidelity Variable Insurance Products
ING Legg Mason Value Portfolio (Class S)	Fidelity VIP Contrafund Portfolio (Service Class 2)
ING LifeStyle Aggressive Growth Portfolio (Class S)	Fidelity VIP Equity-Income Portfolio (Service Class 2)
ING LifeStyle Growth Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING Marsico International Opportunities Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)
ING Oppenheimer Main Street Portfolio (Class S)
ING PIMCO Core Bond Portfolio (Class S)
ING PIMCO High Yield Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)
ING Templeton Global Growth Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Van Kampen Real Estate Portfolio (Class S)
ING VP Index Plus International Equity Portfolio (Class S)

ING Empire Traditions- 145042

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TABLE OF CONTENTS

			Page
Index of Special Terms			ii
Fees and Expenses			1
Condensed Financial Information			5
ReliaStar of NY Separate Account NY-B			6
ReliaStar Life Insurance Company of New York			6
The Trusts and Funds			8
Charges and Fees			10
The Annuity Contract			16
Living Benefit Riders			23
Withdrawals			49
Transfers Among Your Investments (Excessive Trading Policy)			52
Death Benefit Choices			56
The Income Phase			6 0
Other Contract Provisions			63
Other Information			66
Federal Tax Considerations			6 7
Statement of Additional Information			SAI-1
Appendix A	-	Condensed Financial Information	A1
Appendix B	-	The Investment Portfolios	B1
Appendix C	-	Fixed Interest Division	C1
Appendix D	-	Surrender Charge for Excess Withdrawals Example	D1
Appendix E	-	Examples of Minimum Guaranteed Income Benefit Calculation	E1
Appendix F	-	ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples	F1
Appendix G	-	Minimum Guaranteed Withdrawal Benefit and MGWB Excess Withdrawal
		Amount Examples	G1
Appendix H	-	Examples of Fixed Allocation Funds Automatic Rebalancing	H1

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Notice to Existing Contract Owners

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This prospectus will be delivered to prospective purchasers in connection with sales occurring on and after September 4 , 2007, as well as to owners having purchased the Contract earlier. The
Contract is sold on a continuous basis. And the prospectus is updated at least annually, including for any changes with the Contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the Contract or a rider;
or altering administrative procedures. The Company may also make subaccount changes
(investment portfolios of the Trusts or Funds available under the Contract). Any change may or may not apply to an existing Contract. The prospectus reflects the status of the Contract (and rider availability) as of September 4, 2007 and therefore may contain information that is inapplicable to your Contract. In the event of any conflict with the prospectus, the terms of your
Contract and any riders will control.

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ING Empire Traditions – 145042	i

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

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Special Term	Page

Accumulation Unit	5
Annual Ratchet	5 7
Annuitant	17
Cash Surrender Value	22
Contract Date	16
Contract Owner	16
Contract Value	21
Contract Year	16
Fixed Interest Allocation	12
Free Withdrawal Amount	11
GET Fund	8
Income Phase Payment Start Date	21
Net Investment Factor	5
Net Rate of Return	5
Restricted Funds	9
Standard Death Benefit	5 7

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The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract

Accumulation Unit Value	Index of Investment Experience
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation or Division	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Income Phase Payment Start Date	Annuity Commencement Date
Net Investment Factor	Experience Factor
MGIB Benefit Base	MGIB Charge Base
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

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ING Empire Traditions – 145042	ii

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

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Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
Premium Payment)

Transfer Charge					$25 per transfer, if you make more
than 12 transfers in a contract year, currently zero

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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

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Annual Contract Administrative Charge

$30

(We deduct this charge on each contract anniversary and on surrender. We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is
$50,000 or more.)

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Separate Account Annual Charges[1] Contract without any of the optional living benefit riders that may be available

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	Option	Option	Option
	Package I [2]	Package II	Package III

Mortality & Expense Risk Charge [3]	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.25%	1.45%	1.60%
Premium Credit Option	0.50%	0.50%	0.50%
Charge [3]
Total With Optional Premium Credit Charge	1.75%	1.95%	2.10%

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1	As a percentage of average daily assets in each subaccount. These charges are deducted daily.

2	The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death Benefit Choices” for more information.

3	When you elect the Premium Credit Option, we will add a credit to your Contract based on all premium payments received during your first contract year. There are circumstances under which all or part of a premium credit is subject to forfeiture in accordance with the following table:

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ING Empire Traditions – 145042	1

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Contract Year of	Percentage of Premium Credit
Surrender or	Forfeited (based on percentage of
Withdrawal	first year premium withdrawn)

Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

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Please see “The Annuity Contract – Additional Credit to Premium” for more information.

The next tables show the charges for the optional riders that may be available with the Contract. You may add only one of the following living benefit riders to your Contract. For more information about which one may be right for you, please see “Living Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees – Optional Rider Charges.”

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Optional Living Benefit Rider Charges[1]

Minimum Guaranteed Accumulation Benefit “MGAB” rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

1.00% of the MGAB Charge Base[2]	0.65% of the MGAB Charge Base[2]

Minimum Guaranteed Income Benefit “MGIB” rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

1.50% of the MGIB Benefit Base[3]	0.75% of the MGIB Benefit Base[3]

ING LifePay Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge if Reset	Current Annual Charge
Option Elected[4]	(Charge Deducted Quarterly)

1.20% of the contract value	0.50% of the contract value

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge if Reset	Current Annual Charge
Option Elected[5]	(Charge Deducted Quarterly)

1.50% of the contract value	0.75% of the contract value

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1	We deduct the rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract. You may add only one optional rider to your Contract.

2	The MGAB Charge Base is calculated based on total premiums and any premium credits, if applicable, within a two-year period from the rider date. Please see “Charges and Fees - Optional Rider Charges – Minimum Guaranteed Accumulation Benefit (“MGAB”)” and “Living Benefit Riders – Minimum Guaranteed Accumulation Benefit Rider (“MGAB”)” later in this prospectus for more information.

3	The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and is

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ING Empire Traditions – 145042	2

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calculated based on eligible premiums and premium credits, if applicable. Please see “Charges and Fees – Optional Rider Charges – Minimum Guaranteed Income Benefit (MGIB)” and “The Annuity Contract – Optional Riders – Minimum Guaranteed Income Benefit Rider (MGIB)” later in this prospectus for more information.

4	We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. .Please see “Charges and Fees – Optional Rider Charges – ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay)” and “Living Benefit Riders – ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider” later in this prospectus.

5	We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. .Please see “Charges and Fees – Optional Rider Charges – ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) and “Living Benefit Riders – ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Rider” later in this prospectus.

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The next two tables show the total annual charges you could pay based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract
Administrative Charge. Also, these tables d o not show the Trust or Fund Expenses. Please note that the bases for some charges may differ somewhat. For example, the charge for the MGIB rider is based on the MGIB Benefit
Base, which can be higher than contract value, leading to higher charges than would be the case if it were based on contract value. Nevertheless, f or purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the MGIB Benefit Base are both the same as the contract value. The charge for the Premium
Credit Option lasts for your first seven contract years following the credit.

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Separate Account Annual Charge Tables

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MAXIMUM CHARGES	Option	Option	Option
	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Maximum Minimum Guaranteed Income
Benefit Rider Charge (as percentage of the
MGIB Benefit Base)	1.50%	1.50%	1.50%
Total	3.25%	3.45%	3.60%

CURRENT CHARGES	Option	Option	Option
	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Current Minimum Guaranteed Income Benefit
Rider Charge (as percentage of the MGIB
Benefit Base)	0.75%	0.75%	0.75%
Total	2.50%	2.70%	2.85%

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The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses[1]	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees , and	0.54%	1.51%
other expenses):

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ING Empire Traditions – 145042	3

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1	No waiver or reimbursement arrangements are reflected. These expenses reflect the expenses of the other (acquired) funds with a fund of funds.No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see “Charges and Fees –
Charges Deducted From the Contract Value – Redemption Fees.”

Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the most expensive death benefit option and the most expensive living benefit rider. The example also assumes that your investment has a 5% return each year and assumes the maximum Trust or Fund Expenses. Excluded are the premium credit option and its charge, premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize* your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$990	$1,783	$2,494	$4,100

3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$390	$1,183	$1,994	$4,100

*	Surrender charges may apply if you choose to annuitize your Contract within the first year, and under certain circumstances, within the first seven contract years.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the
Contract.”

Fees Deducted by the Funds
Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Charges and Fees – Trust and Fund Expenses” for more information.

ING Empire Traditions– 145042	4

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of
ReliaStar of NY (“Separate Account NY-B”) has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A —
Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.

2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; the premium credit option charge, if applicable; any optional rider charges; and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the related statements of operations, and the statements of changes of
Separate Account NY-B and the financial statements of ReliaStar of NY are included in the Statement of Additional
Information.

RELIASTAR OF NY SEPARATE ACCOUNT NY-B

ING Empire Traditions– 145042	5

ReliaStar of NY Separate Account NY-B (“Separate Account NY-B”) was established as a separate account of First
Golden American Life Insurance Company of New York (“First Golden”) on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).
Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the
Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-
B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the
Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other
Changes.”

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until October 1, 2003, ReliaStar of NY was a wholly owned subsidiary of Security-
Connecticut Life Insurance Company (“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut
merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company, based in The
Netherlands. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract.
The obligations under the Contract are solely the responsibility of ReliaStar of NY.

ING also owns Directed Services LLC, the investment manager of the ING Investors Trust and the distributor of the
Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co.,
portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns ING Life Insurance and Annuity Company, the investment manager of ING Partners, Inc.

Our principal office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance, Retirement Plan Products and Other Regulatory Matters. The New York Attorney General,
other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations

ING Empire Traditions– 145042	6

involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities);
and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude.
The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the
Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

ING Empire Traditions– 145042	7

You will find information about the Trusts and Funds currently available under your Contract in Appendix
B — The Investment Portfolios. A prospectus containing more information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or
MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.
Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, and
any insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. Core Portfolio
An ING GET U.S. Core Portfolio (“GET Fund”) series may be available during the accumulation phase of the
Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET
Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. The GET Fund may not be available through all broker dealer selling firms.

You may not allocate money into a GET Fund series if you elect an optional benefit rider. Effective June
21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET
Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET U.S. Core
Portfolio investment option, including charges and expenses.

Covered Funds and Special Funds
For purposes of determining benefits under the living benefit riders, we assign the investment options (the investment portfolios available under your Contract) to one of two categories, Covered Funds or Special Funds.
Allocations to Covered Funds participate fully in the calculations to determine the value of your guaranteed

ING Empire Traditions– 145042 8

benefits under a living benefit rider. Allocations to Special Funds could affect the optional benefit rider guarantee that may otherwise be provided because Special Funds do not participate fully in the calculations to determine the value of your guaranteed benefit under a living benefit rider. Assets in Covered Funds generally provide a higher living benefit than those allocated to Special Funds.

Designation of investment options under these categories
may vary by benefit. Please see “Living Benefit Riders” for more information.

We may, with 30 days notice to you, designate any investment option as a Special Fund, but only with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

Restricted Funds
Restricted Funds are not related specifically to the living benefit riders. Rather, Restricted Funds are investment options for which we have limited the amount that may be invested, either on an aggregate basis or an individual basis. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to the investment options and with respect to new transfers to the investment options. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. To the extent an investment option is designated both a Restricted
Fund and a Special Fund, allocations to such investment option may limit your participation in the determination of your guaranteed benefits under a living benefit rider as well as the amount you may allocate to such investment option.

Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change and will not apply to amounts that may exceed these limitations due solely to a change in designation.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value; up to 100 percent of each premium; and no more than $999,999,999. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

In addition to limiting your investment in the Restricted Funds on an aggregate basis, we limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g.
premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the

ING Empire Traditions– 145042 9

Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted
Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the
Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a
Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending notice to our
Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value
We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the contract value remaining after you have received the amount requested for withdrawal. The surrender charge is not based on or deducted from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

	Complete Years Elapsed	0	1	2	3	4	5	6	7+
	Since Premium Payment
	Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
	Premium Payment)

	Nursing Home Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

	1) at the time you first begin receiving care, more than one contract year has elapsed since the contract

ING Empire Traditions– 145042 10

date;

2)	the withdrawal is requested during the period of care or within 90 days after the last day of care; and

3)	you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

Terminal Illness Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

1)	You are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and

2)	You submit satisfactory written proof of illness.

We may require an examination, at our cost, by a physician of our choice.

Free Withdrawal Amount. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal
Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed
30% of contract value.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the
Free Withdrawal Amount.

For purposes of determining the extent to which a withdrawal is an excess withdrawal, we will also include the amount you expect to receive through systematic withdrawals during the contract year. Systematic withdrawals are periodic scheduled withdrawals of a fixed amount or an amount based upon a percentage of contract value. For more information about systematic withdrawals, please see “Withdrawals – Systematic Withdrawals.”

An excess withdrawal is a partial surrender of the Contract subject to a surrender charge, which we will deduct from the contract value that remains after an excess withdrawal in proportion to your subaccount allocations.

For the purpose of calculating the surrender charge for an excess withdrawal: (a) we treat premiums as being withdrawn on a first-in, first-out basis; and (b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in
Appendix D. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

Premium Taxes. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of each premium payment
. We have the right to change this amount to conform with changes in the law or if you change your state of residence. There is currently no premium tax in the State of New York.

We deduct the premium tax from your contract value on the income phase payment start date. In the event that you have selected the Minimum Guaranteed Income Benefit rider and you elect to receive income payments under it rather than the Contract, then we will deduct the premium tax from

ING Empire Traditions– 145042 11

the MGIB Benefit Base. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase payment start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest
Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The mortality and expense risk charge is deducted each business day.
The amount of the mortality and expense risk charge depends on the option package you have elected. The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death
Benefit Choices” for more information. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts and the premium credit option.

Option Package I		Option Package II		Option Package III

	Annual		Annual		Annual
	Charge		Charge		Charge
Annual	Expressed as	Annual	Expressed as	Annual	Expressed as
Charge	Daily Rate	Charge	Daily Rate	Charge	Daily Rate

1.10%	0.0030%	1.30%	0.0036%	1.45%	0.0040%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount for each since the previous business day. The charge is deducted on each business day at the rate of .0004% from your assets in each subaccount.

Premium Credit Option Charge. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.50% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.0014% for seven years following credit of the premium credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.50% reduction in the interest which would otherwise have been credited to your Contract during the seven contract years following credit of the premium credit. The cost of providing the premium credit is generally covered by the premium credit option charge, the recapture schedule for forfeiture of the credit on surrenders, withdrawals and death, and, to some degree, by the mortality and expense risk charge. We expect to

ING Empire Traditions– 145042 12

make a profit on those contracts under which the premium credit option is elected.

Optional Rider Charges. Some features and benefits of the Contract, if available, are available by rider for an additional charge. Please check your application for the Contract to be sure. Once elected, a rider cannot be canceled independently of the Contract. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. We deduct the rider charge on each of the Contract’s quarterly anniversary dates (defined below)
in arrears, meaning we deduct the first charge on the first quarterly anniversary date following the rider date. If the rider is added to an existing Contract, the first quarter’s charge will be reduced proportionally for the portion of the quarter that the rider was not in effect. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month.
If the quarterly anniversary date falls on a weekend or a holiday, we will use the value as of the subsequent business day.

For a description of the rider and the defined terms used in connection with the riders, see “Living Benefit Riders.”

Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge

10 Year	0.65% of the MGAB Charge Base	0.17% of the MGAB Charge Base

The MGAB Charge will be charged during the 10-year waiting period starting on the rider date and ending on the MGAB Benefit Date. The MGAB Charge Base is the total of premiums and any premium credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and any premium credits, if applicable, added during the two-
year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, including any systematic withdrawals, and reduced pro-rata for any transfers between subaccounts or between a subaccount and a Fixed Interest Allocation made during the three-year period before the MGAB date. Withdrawals and transfers may reduce the applicable MGAB Charge
Base by more than the amount withdrawn or transferred. See “Living Benefit Riders.”

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

Current Annual Charge (Charge Deducted Quarterly) 0.75% of the MGIB Benefit Base	Maximum Annual Charge 1.50% of the MGIB Benefit Base

Please see “Living Benefit Riders - Minimum Guaranteed Income Benefit” for a description of the MGIB Benefit
Base and the MGIB Rate.

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay). The charge for the ING LifePay rider is as follows:

Current Annual Charge (Charge Deducted Quarterly) 0.50% of the contract value

Maximum Annual Charge if Reset Option Elected 1.20% of the contract value

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-

ING Empire Traditions– 145042 13

rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic
Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic
Benefit Status begins, please see “Living Benefit Riders – ING LifePay Minimum Guaranteed Withdrawal Benefit
Rider.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay). The charge for the
ING LifePay rider is as follows:

Current Annual Charge	Maximum Annual Charge if Reset Option
(Charge Deducted Quarterly)	Elected

0.75% of the contract value	1.50% of contract value

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-
rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic
Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic
Benefit Status begins, please see “Living Benefit Riders – ING Joint LifePay Minimum Guaranteed Withdrawal
Benefit Rider.” If you surrender or annuitize your Contract, the charge is pro-rated based on what is owed at the time. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after this change.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “The Trust and Funds- ING GET U.S. Core Portfolio.”

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the Contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to

ING Empire Traditions– 145042	14

unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the Contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the
Contract were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the

ING Empire Traditions– 145042 15

investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the Contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The
Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and
Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division. See Appendix C and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, Option Package I will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner,” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary,” below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner’s attained age is 86 or over on the date of the

ING Empire Traditions– 145042 16

ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining income phase payments. The annuitant’s age determines when the income phase must begin and the amount of the income phase payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the
Contract is in effect, except as described below.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the income phase payment start date. If the annuitant dies before the income phase payment start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the income phase payment start date, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant, unless you elect otherwise. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase payment start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase payment start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or
III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the

ING Empire Traditions– 145042 17

cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit.
Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary’s right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary. In the event of joint owners, all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center in good order. Please date your request. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

Purchase and Availability of the Contract
There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract depends on the option package that you elect. The maximum age to purchase the Contract is 80 at the time of application.

	Option Package I	Option Package II	Option Package III

Minimum Initial	$15,000 (non-qualified)	$5,000 (non-qualified)	$5,000 (non-qualified)
Payment	$1,500 (qualified)	$1,500 (qualified)	$1,500 (qualified)

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed
$1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Charges and Fees” in this prospectus. If you are considering an Enhanced Death Benefit
Option and your contract will be an IRA, see “Taxation of Qualified Contracts – Individual Retirement

ING Empire Traditions– 145042 18

Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

Loans are not allowed on a Contract issued as a Tax Code Section 403(b) annuity.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments
We will process your initial premium and any premium credits, if applicable, within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

1)	If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

2)	If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g. signature guarantee).

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, the payment and any premium credits, if applicable, designated for a subaccount of Separate Account NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and any premium credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

ING Empire Traditions– 145042 19

We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest
Division be allocated with the added premium credit, if applicable, to a subaccount specially designated by the
Company (currently, the ING Liquid Assets Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Additional Credit to Premium
At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your
Contract based on all premium payments received during the first contract year (“initial premium”). The credit will be 4% of the initial premium and will be allocated among each subaccount and Fixed Interest Allocation you have selected in proportion to your allocation of the applicable premium in each investment option.

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the
Contract and in combination with the Contract’s other optional riders, subject to the following limitation.

For Contracts purchased before September 4, 2007, the premium credit option was not available with the MGIB rider.

We reserve the right to make the premium credit option available to inforce contract owners. Also, the premium credit option may not be available through all broker-dealers.

We may increase, decrease or discontinue the premium credit at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

The daily mortality and expense risk charge and the daily administrative charge under this Contract are greater than that under contracts not providing a premium credit. There is also a separate charge for the premium credit which is an asset-based charge deducted daily from your contract value. Please see “Charges and Fees” for a description of this charge.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct part or all of a premium credit from the amount we pay to you or your beneficiary:

1)	If you return your Contract within the free look period, we will deduct the entire premium credit from the refund amount;

2)	If a death benefit becomes payable, we will deduct any premium credits added to your Contract after or within 12 months of the date of death; and

3)	If you surrender your Contract or take a withdrawal, we will deduct a portion of the premium credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

ING Empire Traditions– 145042 20

Contract Year of	Percentage of Premium Credit

Surrender or	Forfeited (based on percentage of

Withdrawal	first year premium withdrawn)

Years 1-2	100%

Years 3-4	75%
Years 5-6	50%

Year 7	25%
Years 8+	0%

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the premium credit.
You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct.
No forfeiture of premium credit applies to withdrawals of contract value representing the annual free withdrawal amount or to withdrawals of contract value representing earnings.

There may be circumstances under which the contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we recapture the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit.
Negative performance associated with the premium credit will reduce the contract value more than if the premium credit had not been applied.

Income Phase Payment Start Date
The income phase payment start date is the date you start receiving income phase payments under your Contract.
The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase; and the income phase. The accumulation phase is the period between the contract date and the income phase payment start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase payment start date.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of
(a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus any premium credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed
Interest Allocation specified by you.

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.

2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)	We add (1) and (2).

ING Empire Traditions– 145042 21

4)	We add to (3) any additional premium payments plus any premium credits, if applicable, and then add or subtract any transfers to or from that subaccount.

5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to
Fixed Interest Allocations. See the Fixed Interest Division Offering Brochure for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the income phase payment start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets Portfolio) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements, including prior SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required), combine two or more accounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right, subject to SEC approval, to: (i) deregister Separate Account NY-B under the 1940 Act;
(ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v)
combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

ING Empire Traditions– 145042 22

The Fixed Interest Division
The Fixed Interest Division is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed Interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix C and the Fixed Interest Division Offering Brochure for more information. You may not allocate contract value to the Fixed Interest Division if you elect one of the living benefit riders.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our
Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

LIVING BENEFIT RIDERS

You may elect one of the optional benefit riders discussed below. You may add only one of these riders to your
Contract. Each rider has a separate charge. Please note that if you elect one of the living benefit riders, you may not allocate premium or contract value to the GET Fund or to the Fixed Interest Allocations. Once
elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. The optional benefit riders terminate upon surrender of the
Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select it. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. The ING LifePay and ING Joint LifePay riders may also impact the death benefit amount under the Contract. You should consult a qualified financial adviser in evaluating the riders. Our Customer
Service Center may be able to answer your questions. The telephone number is (800) 366-0066.

Minimum Guaranteed Accumulation Benefit Rider (the “MGAB Rider”). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. The waiting period is 10 years, beginning on the rider date, and the MGAB Charge is deducted only during the 10 year waiting period. Only premiums added to your Contract during the first two-year period after your rider date and any premium credits, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGAB rider, you may not allocate contract value to the GET Fund subaccount or to the Fixed Interest
Division.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your
Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your
Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Optional Rider Charges.”

The MGAB rider has a waiting period of ten years and, other than for certain transfers, guarantees that your contract

ING Empire Traditions– 145042 23

value at the end of ten years will at least equal your initial premium payment plus the premium credit, if applicable, reduced pro-rata for withdrawals. Transfers between subaccounts or between a subaccount and a Fixed
Interest Allocation within 3 years of the MGAB Date will also reduce the MGAB Base pro-rata (see examples below).

Calculating the MGAB. We calculate your MGAB as follows:

1)	We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

If you purchase the MGAB optional rider as of the contract date, the MGAB Base is the initial premium, and the premium credit, if applicable, increased by eligible premiums, less all withdrawals and, less transfers made within 3 years prior to the MGAB Date. Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later rider years are not included in the MGAB Base.

If you purchase the MGAB optional benefit rider after the contract date, contract value is used as the initial value. The MGAB Base equals the contract value, plus eligible premiums, adjusted for withdrawals and transfers and accumulated at the MGAB Base Rate.

Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later years after the rider date are not included in the MGAB Base.

We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus any premium credits, if applicable, adjusted for subsequent withdrawals and transfers. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro- rata basis. The percentage reduction in the MGAB Base and the MGAB Charge Base equals the percentage reduction in contract value resulting from the withdrawal. This means that the MGAB Base and MGAB Charge Base are reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. For example, if the contract value is reduced by 25% as the result of a withdrawal, the MGAB Base and the MBAG Charge Base are also reduced by 25% (rather than by the amount of the withdrawal).

Any transfer between subaccounts or between a subaccount and a Fixed Interest Allocation within 3 years of the MGAB Date reduces the MGAB Base and MGAB Charge Base on a pro-rata basis, based on the percentage of contract value transferred. Adjustments for such transfers are made as if the transfer was a withdrawal followed by a premium payment to the new investment option, which is not an eligible premium for MGAB benefit purposes.

2)	We then subtract your contract value on the MGAB Date from your MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

3)	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the ING Liquid Assets Portfolio on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

Examples of the Impact of Transfers between Subaccounts within Three Years of the MGAB Date.
Example #1: A transfer of $5,000 from Subaccount 1 to Subaccount 2 occurring within three years of the

ING Empire Traditions– 145042 24

	MGAB Date.

	Subaccount 1		Subaccount 2			Total

	Contract	MGAB	Contract	MGAB	Contract	MGAB

	Value	Base	Value	Base	Value	Base

Before
Transfer	15,000	10,000	8,000	10,000	23,000	20,000

After
Transfer	10,000	6,667	13,000	10,000	23,000	16,667

Example #2:	A transfer of $5,000 from Subaccount 2 to Subaccount 1 occurring within three years of the
	MGAB Date.

	Subaccount 1		Subaccount 2			Total

	Contract	MGAB	Contract	MGAB	Contract	MGAB

	Value	Base	Value	Base	Value	Base

Before
Transfer	15,000	10,000	8,000	10,000	23,000	20,000

After
Transfer	20,000	10,000	3,000	3,750	23,000	13,750

Purchase. To purchase the MGAB rider, you must be age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii)
within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus.

The MGAB Charge Base. The MGAB Charge Base is the total of premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or your contract value on the rider date plus premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

The MGAB Date. The MGAB Date is the date the MGAB rider becomes effective. If you purchased the
MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB
Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB
Date.

No Cancellation. Once you purchase the MGAB rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, which also automatically cancels the MGAB rider. Once the Contract continues beyond the free look period, you may not cancel the MGAB rider.

Termination. The MGAB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The
MGAB rider automatically terminates if you:

  annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

ING Empire Traditions– 145042 25

  die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGAB rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner.

Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. Please note that if you elect the MGIB rider, you may not allocate contract value to the Fixed Interest Division. No loans are permitted on Contracts with the MGIB rider.
The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the MGIB Rate (as defined below), the adjustment for Special Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Investing in Special Funds may limit the MGIB benefit because for purposes of determining the MGIB Benefit Base, Special Funds allocations are not subject to accumulation at the MGIB Rate, and withdrawals and transfers from Special Funds are not dollar-for-
dollar, but pro-rata, meaning the MGIB Benefit Base may be reduced by the same proportion that contract value allocated to Special Funds is reduced. For Contracts with the MGIB rider purchased on and after September 4,
2007, the minimum guaranteed amount will also include any eligible premium credits.

Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Some broker-dealers may not offer the MGIB rider, or may limit availability of the rider to younger ages. The rider date is the date the MGIB rider becomes effective. Generally, the MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. We may allow election at other times at our discretion. There is a ten-year waiting period before you can annuitize under the MGIB rider.

The MGIB Date. The MGIB Date is the date on which you may exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider. The MGIB Date always coincides with your Contract’s anniversary date. You may not exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider until the MGIB Date that is at least ten years after the rider date.

Charges. The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below. The MGIB rider automatically terminates if the contract value is insufficient to pay the charge for the MGIB rider.

How the MGIB Rider Works. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)	your annuity income based on your contract value on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery that would otherwise apply at annuitization.

ING Empire Traditions– 145042 26

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the
MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract.
The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix E — Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested.
It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB
Base (as defined below).

The MGIB Benefit Base is tracked separately for Covered and Special Funds, based on initial allocation of premium and any premium credit, if applicable
. Contract value (not eligible
premium) is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base also will include subsequent eligible premiums, if any, which are premiums and related premium credits paid within five years of purchasing the MGIB rider. (Premiums and related premium credits paid after the rider date are excluded.)
The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit
Base: the ING Liquid Assets Portfolio and the ProFunds VP Rising Rates Opportunity Portfolio. On and after April
30, 2007, the ING PIMCO Core Bond Portfolio is a Covered Fund (previously designated as a Special Fund).
Please see “The Trust and Funds - Covered Funds and Special Funds.”

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

	a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), and

		(b)	where:

		(a)	is the MGIB Rollup Base for Covered Funds;

		(b)	is the MGIB Rollup Base for Special Funds;

The Maximum MGIB Base applicable to the MGIB Rollup Base is 250% of eligible premiums (including any related premium credits), adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

ING Empire Traditions– 145042 27

The MGIB Rate. Calculation of the MGIB Rollup Base will be impacted by the MGIB Rate.
The MGIB Rate is an annual effective rate at which the eligible premiums (including any related premium credits) accumulate, which is currently 7%. As noted below, eligible premiums
(including any related premium credits) accumulate at the MGIB Rate only up until the oldest contract owner reaches age 80 or the MGIB Rollup Base reaches the Maximum MGIB Base, and only to the extent that premiums are invested in Covered Funds.

For example, assume a contract was issued on September 4, 2007 with an initial premium of
$10,000, and the issue age of the contract owner was age 60, with an MGIB Date of September 4,
2017. Assuming 100% of the premium was allocated to Covered Funds, the MGIB Rollup Base would be $19,672 on the MGIB Date, the result of the $10,000 initial premium multiplied by the
7% MGIB Rate annually for the 10-year period between the issue date and the MGIB Date.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums
(including any related premium credits), allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB
Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0%
thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums (including any related premium credits), allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the
MGIB Rollup Base for each Fund category (i.e. Covered or Special) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds or
Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25%
(rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered and Special Funds, when you make transfers between Covered and Special Funds, there is an impact on the MGIB Rollup Base.
Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds.
For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to
Special Funds will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.
Transfers from Special Funds to Covered Funds are treated in the same way.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in
Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered
Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A

ING Empire Traditions– 145042 28

higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

For example, assume the MGIB Rollup Base for Covered Funds prior to a transfer from Covered Funds was $12,000 at a time that the contract value in Covered Funds was $10,000. If the contract owner transferred 25% of this $10,000 ($2,500) from the contract value in the Covered Funds, it would result in a 25% decrease in the MGIB Rollup Base for Covered Funds, or $3,000 ($12,000 * 25%), which is $500 more than the amount actually transferred from the Covered Funds.

b)	Calculation of MGIB Ratchet Base

The MGIB Ratchet Base for Covered Funds and Special Funds equals:

on the rider date, eligible premiums (including any related premium credits)or the contract value(if the rider is added after the contract date) allocated to Covered Funds and Special Funds;

on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

	1)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

	2)	the MGIB Ratchet Base for Covered Funds and Special Funds from the prior quarterly anniversary date, adjusted for any new eligible premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

Withdrawals reduce the MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal. This means that the MGIB Ratchet Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds and Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge), the MGIB Ratchet Base allocated to Covered Funds is also reduced by 25% (rather than the amount of the withdrawal).

2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted

ING Empire Traditions– 145042	29

             for any surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	If MGIB Benefit exercised at ages 10-73:

Income for Life (Single Life or Joint with 100% Survivor) with no more than a 10 year certain fixed period.

(ii)	If MGIB Benefit exercised at ages 74-89:

Income for Life (Single Life or Joint with 100% Survivor) with no more than a six year certain period.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.


For Contracts with the MGIB rider purchased before September 4 , 2007, the exercise ranges were 10 to 74 and 75 to 89. Also, the period certain wa s seven years instead of six if the MGIB rider is to be exercised during the later age range.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised in the 30-day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals.
Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Investment Option Restrictions. For Contracts with the MGIB rider purchased on and after September 4 ,
2007, there is an asset allocation requirement. We require that your contract value be allocated in accordance with certain limitations in order to mitigate the insurance risk inherent in our guarantee to provide you with a guaranteed minimum amount of annuity income if you annuitize on the MGIB Date (subject to the terms and conditions of the
MGIB rider). There are Accepted Funds, Fixed Allocation Funds and Other Funds for purposes of this asset allocation requirement. We are not currently applying this asset allocation requirement to the MGIB rider.


Accepted Funds. Currently the Accepted Funds are:

ING Franklin Templeton Founding Strategy Portfolio
ING LifeStyle Moderate Portfolio;
ING LifeStyle Moderate Growth Portfolio;
ING LifeStyle Growth Portfolio;
ING Liquid Assets Portfolio;
ING MFS Total Return Portfolio
ING T. Rowe Price Capital Appreciation Portfolio; and
ING Van Kampen Equity and Income Portfolio.

We may change these designations at any time upon 30 days written notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. The ING VP Intermediate Bond Portfolio and ING PIMCO Core Bond Portfolio


ING Empire Traditions – 145042 30


are designated as Fixed Allocation Funds. You may allocate contract value to one or both Fixed Allocation Funds.
We consider the ING VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation
Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than a percentage of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
MGIB Rebalancing Date (as defined below), then we will automatically rebalance the contract value allocated to the
Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed
Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your
Contract. Currently, the minimum Fixed Allocation Fund percentage is zero – we are not currently imposing these asset allocation requirements. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.
Any rebalancing is done on a pro-rata basis among the Fixed Allocation Funds and Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each annual contract anniversary and after any one of the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, then Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H - Examples of
Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic
Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in reallocation into the Fixed
Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

Relationship of Accepted Funds, Other Funds and Fixed Allocation Funds to Special Funds, Covered
Funds and Restricted Funds. In general, Special Funds, Covered Funds and Restricted Funds impact the value of certain benefits available under living benefit riders, while Accepted Funds and Other Funds relate to the asset allocation requirements required under the living benefit riders.

Fixed Allocation
Funds Automatic Rebalancing and its fund designations (Accepted Funds, Fixed Allocation Funds and Other Funds)

ING Empire Traditions– 145042 31

are in addition to the designations for purposes of calculating the MGIB Benefit Base (Covered Funds and Special
Funds). Please see “The Trusts and Funds – Covered Funds and Special Funds” and “The Trusts and Funds –
Restricted Funds.” Because of this, your ability to allocate your entire contract value to all Covered Funds for purposes of calculating the MGIB Benefit Base is subject to Fixed Allocation Funds Automatic Rebalancing. In the
event you allocate contract value to Covered Funds for the purposes of calculating the MGIB Benefit Base that are considered Other Funds for purposes of the above asset allocation requirements, you will be required to satisfy the asset allocation requirements of Fixed Allocation Funds Automatic Rebalancing. However, we are not currently imposing these asset allocation requirements.

In the event an investment option was designated a Restricted Fund, any allocations to a specific investment option would be further limited to the investment limitations of these funds. Please see “The Trusts and Funds – Restricted
Funds.” Currently, no investment options are designated as a Restricted Fund.

Currently, two investment options (ING Liquid Assets Portfolio and ProFunds VP Rising Rates Opportunity
Portfolio) designated as “Special Funds” for the purposes of the MGIB rider are also designated as Accepted Funds for purposes of asset allocation requirements for such rider. In the event a contract owner elects to invest in either of these two Special Funds, it will impact the calculation of the MGIB Rollup Base in that such amounts will not accumulate at the MGIB Rate of 7% per year. However, if we were currently imposing the asset allocation requirements, and a contract owner wished to avoid this result, he or she could allocate among the remaining
Accepted Funds, as well as among the remaining Other Funds that are not designated as Special Funds (subject to
Fixed Allocation Funds Automatic Rebalancing).

No Cancellation. Once you purchase the MGIB rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the MGIB rider. Once the Contract continues beyond the free look period, you may not cancel the MGIB rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The
MGIB rider automatically terminates if you:

  annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
  do not have contract value that is sufficient to pay the charge for the MGIB rider; or
  die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

Change of Owner or Annuitant. The MGIB rider will also terminate upon a change of ownership, including adding a joint owner. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization, in which case a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

In addition to spousal continuation, the following transactions are not considered a change of ownership for purposes of termination of the MGIB rider:

1)	Transfers from custodian to custodian;

2)	Transfers from a custodian for the benefit of an individual to that same individual;

3)	Transfers from an individual to a custodian for the benefit of the same individual;

4)	Collateral assignments;

ING Empire Traditions– 145042 32

5)	Transfers from trust to trust where the contract owner and the grantor of the trust is the same individual;

6)	Transfers from an individual to a trust where the contract owner and the grantor of the trust is the same individual; or

7)	Transfers from a trust to an individual where the contract owner and the grantor of the trust is the same individual.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the life of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 55 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-
natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may not offer the ING
LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55.
We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING
LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Also, the
ING LifePay rider will not be issued if any contract value is allocated to a Fixed Interest Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that
Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING
LifePay rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you: a) cancel the
Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms
. These events automatically cancel the ING
LifePay rider.

ING Empire Traditions– 145042 33

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving annuity payments under the ING LifePay rider; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

How the ING LifePay Rider Works. The ING LifePay rider has both phases and statuses.
Through the lifetime of the ING LifePay rider, you will be in one of two phases: the Growth Phase or the
Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth
Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase –
Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING
LifePay rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your
Contract continue to accumulate as described in “How the ING LifePay Rider Works,” below. The Withdrawal
Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in “Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic
Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay

ING Empire Traditions– 145042 34

rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.
If your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then the
Contract and the ING LifePay rider will terminate without value. While all riders begin in Lifetime Guaranteed
Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING
LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium, plus premium credits.

2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

3)	The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

ING Empire Traditions– 145042 35

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	the surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING LifePay rider, the Contract will provide no further benefits (including death benefits)
. If contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic Periodic Benefit
Status,” below. As described below, certain features of the ING LifePay rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2)
the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal
Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal
percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

55-64	4%

65-75	5%

76-80	6%

81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the Maximum Annual Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any Contract year exceeds the Maximum Annual Withdrawal
, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

ING Empire Traditions– 145042 36

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of

any applicable
premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual
Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges
. See Appendix F, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)

4)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year , the dollar amount of any additional withdrawalswill count against and reduce the Additional Withdrawal Amount without being deemed an excess withdrawal.

ING Empire Traditions– 145042 37

Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix F, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base in the same proportion as contract value is reduced by the amount of these fees.
During the Withdrawal
Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	Other than as provided under the ING LifePay rider, the Contract will provide no further benefits (including death benefits) ;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay
rider enters Lifetime Automatic Periodic Benefit Status
your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual

ING Empire Traditions– 145042 38

Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal when the Maximum Annual Withdrawal, as recalculated, would be greater than your current Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage times Contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the applicable Maximum Annual Withdrawal percentage times the Contract value on the Reset Effective Date. (For your Maximum Annual Withdrawal percentage, see “Determination of the Maximum Annual Withdrawal” above.) The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20% . However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Appendix F,
Illustration 4.

Investment Option Restrictions.

While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

ING Franklin Templeton Founding Strategy Portfolio;
ING LifeStyle Moderate Portfolio;
ING LifeStyle Moderate Growth Portfolio;
ING LifeStyle Growth Portfolio;
ING Liquid Assets Portfolio;
ING MFS Total Return Portfolio;
ING T. Rowe Price Capital Appreciation Portfolio; and
ING Van Kampen Equity and Income Portfolio.

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. The ING VP Intermediate Bond Portfolio and ING PIMCO Core Bond Portfolio
are designated as Fixed Allocation Funds. You may allocate contract value to one or both Fixed Allocation
Funds. We consider the ING VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with
Fixed Allocation Funds Automatic Rebalancing.

ING Empire Traditions– 145042 39

Other Funds. All portfolios available under the Contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant.
Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2), above, we will continue to pay the periodic payments that the owner was receiving under the LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 55 years old on the date the Contract is continued; and

2)	The spouse becomes the annuitant and sole owner.

ING Empire Traditions– 145042 40

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the ING LifePay Base and the then current Contract value;

3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1) The rider will continue in the Withdrawal Phase.

2) On the Contract anniversary following the date the rider is continued:

(a)	If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary. The Maximum Annual Withdrawal is considered to be zero until this recalculation, so withdrawals pursuant to the rider cannot be utilized. Withdrawals are permitted pursuant to the other provisions of the Contract. In other words, withdrawals during this time will not be subject to the guarantees of this rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b)	If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date, which is the date of receipt of due proof of death, and withdrawals may continue under the rider provisions.

3) The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit
Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider until the death of the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1) spousal continuation as described above;

ING Empire Traditions– 145042 41

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your
Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract. See Appendix F for examples.

Loans. No loans are permitted on Contracts with the ING LifePay rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) Rider. The ING Joint
LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant and
Beneficiary Requirements,” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may not offer the
ING Joint LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis.
The ING Joint LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,”
below. Also, the ING Joint LifePay rider will not be issued if any contract value is allocated to a Fixed Interest
Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

ING Empire Traditions– 145042 42

Ownership, Annuitant and Beneficiary Designation Requirements. Certain ownership, annuitant and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender the contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the contract pursuant to its terms
. These events automatically cancel the ING Joint
LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider): or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated

ING Empire Traditions– 145042 43

“inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has both statuses and phases. Through the lifetime of the ING Joint LifePay rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The
Growth Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase –
Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING
Joint LifePay rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your
Contract continue to accumulate as described in “How the ING Joint LifePay Rider Works,” below.
The Withdrawal Phase follows the Growth
Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the
Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in “Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic
Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint
LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal. If your contract value is depleted because of withdrawals that exceed the Maximum Annual
Withdrawal, then the Contract and the ING Joint LifePay rider will terminate without value. While all riders begin in Lifetime Guaranteed Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

ING Empire Traditions– 145042 44

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The
ING Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium, plus premium credits.

2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during

ING Empire Traditions– 145042 45

the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	the surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than payments as provided under the
ING Joint LifePay rider the Contract will provide no further benefits (including death benefits)
. If contract value is reduced to zero by a withdrawal in
excess of the Maximum Annual Withdrawal Amount, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic
Periodic Benefit Status,” below. As described below, certain features of the ING Joint LifePay rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth
Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual
Withdrawal Percentage

55-64	4%

65-75	5%

76-80	6%

81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the ING
Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life

ING Empire Traditions– 145042 46

expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal
, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal

.

For this purpose, an excess
withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum
Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual
Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges
. See Appendix F, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to thiscontract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)

4)	Once you have taken the Maximum Annual Withdrawal for the then current contract year , the dollar amount of any additional withdrawal will count against and reduce the Additional Withdrawal Amount without being deemed an excess withdrawal.

ING Empire Traditions– 145042 47

., reset to equal the portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal . Any unused amount of the Additional Withdrawal Amount does not carry over into the next calendar year.

5)	The ING Joint LifePay rider cannot accommodate any grace periods allowed for Required Minimum Distributions pursuant to the Tax Code.

6)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual Withdrawal Amount. See “ING Joint LifePay Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix F, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base in the same proportion as contract value is reduced by the amount of these fees.
During the Withdrawal
Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,”
above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	other than as provided under the ING Joint LifePay rider, the contract will provide no further benefits (including death benefits) ;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the

ING Empire Traditions– 145042 48

death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If when the ING Joint
LifePay rider enters Lifetime Automatic Periodic Benefit Status
, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately.
The periodic payments will begin on the last day of the first full contract year following the date the ING Joint
LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawalwhen the Maximum Annual Withdrawal,
as recalculated, would be greater than your current Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage times contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the
Maximum Annual Withdrawal will increase to be equal to the applicable Maximum Annual Withdrawal percentage times the contract value on the Reset Effective Date. (For your Maximum Annual Withdrawal percentage, see “Determination of the Maximum Annual Withdrawal” above). The reset option is only available when the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50% . However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See
Appendix F, Illustration 4.

Investment Option Restrictions.

While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently the Accepted Funds are:

ING Empire Traditions– 145042 49

ING Franklin Templeton Founding Strategy Portfolio
ING LifeStyle Growth Portfolio;
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio;
ING Liquid Assets Portfolio;
ING MFS Total Return Portfolio
ING T. Rowe Price Capital Appreciation Portfolio; and
ING Van Kampen Equity and Income Portfolio.

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. The ING VP Intermediate Bond Portfolio and ING PIMCO Core Bond Portfolio
are designated as Fixed Allocation Funds. You may allocate contract value to one or both Fixed Allocation
Funds. We consider the ING VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with
Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the

ING Empire Traditions– 145042 50

Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint
LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint LifePay coverage and charges will continue. As of the date the contract is continued, if the Contract is in the Growth Phase, then the ING Joint LifePay Base will be increased to equal the contract value, if greater. Otherwise, if the Contract is in the Withdrawal Phase, then the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

ING Empire Traditions– 145042 51

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract. See Appendix F for examples.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

WITHDRAWALS

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than
90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the
Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free
Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value. Please see Appendix D, Surrender Charge for Excess Withdrawals
Example.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

Your withdrawals under the ING LifePay, ING Joint LifePay, or MGWB riders will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments to which you may be entitled under these optional riders will not be subject to surrender charges.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So, in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the ING
Liquid Assets Portfolio) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the

ING Empire Traditions– 145042 52

subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more
Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted
Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Maximum Percentage

Frequency	of Contract Value

Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

ING Empire Traditions– 145042 53

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to
your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges.
Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the
Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100.
When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest
Allocations at the end of the free look period until the income phase payment start date. Please note that if you elect

ING Empire Traditions– 145042 54

one of the living benefit riders, you may not allocate contract value to the Fixed Interest Allocations. Transfers to a
GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our
Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a
Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of regular trading on the New York
Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company

ING Empire Traditions– 145042 55

variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a
30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the
ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the ING
Liquid Assets Portfolio, if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m. Eastern Time. Orders received by facsimile after this time will be valued and processed on the next business day.

The Company intends to modify its excessive trading policy in October 2007. At that time, the Company will begin imposing restrictions on fund trading if a contract owner (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract owners before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Agreements to Share Information with Funds
As required by Rule 22c-2 under the Investment Company Act of 1940, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered under the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s trading policy. Under these agreements, the Company is required to share information regarding contract owner transactions including, but not limited to, information regarding fund transfers initiated by you. In addition to information about contract owners transactions, this information may include personal contract owner

ING Empire Traditions– 145042 56

information, including names and social security numbers of other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s frequent trading policies. This could include the fund directing us to reject any allocations of premium or contract value to the fund.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the
(i) ING Liquid Assets Portfolio, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.
You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the ING Liquid Assets Portfolio or a
1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest
Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed
Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trust and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

  Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the

ING Empire Traditions– 145042 57

  transfers are within the limits based on the then current allocation of contract value to the RestrictedFund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).
  Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds.
  The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.
  Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

The GET Fund may not be included in a dollar cost averaging program. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between
Restricted and non-Restricted Funds, subject to the limitations described above in this section and in “Trust and
Funds – Restricted Funds.” If the reallocation would increase the amount allocated to the
Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. Amounts allocated to the GET Fund will not be affected by automatic rebalancing. There is no additional charge for this feature.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed
Interest Division. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging.
Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners
(under Option Package I only) or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to

ING Empire Traditions– 145042 58

delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options or, if available, paid over the beneficiary’s life expectancy. (See “Systematic Withdrawals” above.) A beneficiary’s right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We will generally pay death benefit proceeds within 7 days after our
Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.”

You may select one of the option packages described below which will determine the death benefit payable. Option
Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the
Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III

Death Benefit	The greatest of:		The greatest of:		The greatest of:
on Death of the	(1)	the Standard Death	(1)	the Standard Death	(1)	the Standard Death
Owner:		Benefit*;		Benefit*;		Benefit*;
	(2)	the contract value*; or	(2)	the contract value*;	(2)	the contract value*;
	(3)	return of premium.	(3)	return of premium; or	(3)	return of premium; or
			(4)	the Annual Ratchet	(4)	the Annual Ratchet
				death benefit*.		death benefit*.

* less any premium credits added after or within 12 months prior to death.

Return of premium equals premiums paid, excluding any premium credits, reduced pro-rata for withdrawals.

The Standard Death Benefit equals total premium payments plus premium credits reduced pro-rata for withdrawals.

The Annual Ratchet Enhanced Death Benefit equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and premium credits and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus any premium credit.

The pro-rata withdrawal adjustment to the guaranteed death benefit amount under Option Package I, II or III is equal to (1) divided by (2), with the result multiplied by (3) where:

(1)	is the Contract Value withdrawn;

(2)	is the Contract Value immediately prior to the withdrawal; and

(3)	is the amount of the applicable death benefit immediately prior to the withdrawal.

The reduction in the guaranteed death benefit may be greater than the amount withdrawn. Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

Transfers Between Option Packages. You may transfer from one option package to another on each contract

ING Empire Traditions– 145042 59

anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or
2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary. If you transfer from Option I to Option II or III, the Annual Ratchet Death Benefit will equal the contract value on the effective date of the transfer.

	Transfers to Option		Transfers to Option

		Package I	Packages II or III

Minimum	Non-		Non-
Contract	Qualified:	Qualified:	Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

Death Benefit During the Income Phase
If any contract owner or the annuitant dies during the income phase, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

Continuation after Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse’s age on the date that ownership changes. If death occurs during the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven-year period.
The premium credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule.
See “Additional Credit to Premium.”

If death occurs after the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The premium credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

Continuation after Death — Non Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the “Tax Code”) apply. See next section, “Required
Distributions upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its

ING Empire Traditions– 145042 60

successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a premium credit being applied, the premium credit will be forfeited and not included in the calculation of either the contract value, the Standard Death Benefit or the Annual Ratchet Enhanced
Death Benefit.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary calculated as described under “Death Benefit Choices” in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by
ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived.
Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the
Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an

ING Empire Traditions– 145042 61

individual, the death of an annuitant shall be treated as the death of the owner.

Effect of Minimum Guaranteed Withdrawal Benefit on Death Benefit
Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Death of Owner or Annuitant” for
information about the effect of the ING LifePay rider on the death benefit under your Contract and a description of the impact of the owner’s or annuitant’s death on the ING LifePay rider.

Please see “ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider – Death of Owner or Annuitant” for
information about the effect of the ING Joint LifePay rider on the death benefit under your Contract and a description of the impact of the owner’s or annuitant’s death on the ING Joint LifePay rider.

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “Minimum Guaranteed Withdrawal Benefit
Rider - Death of Owner” for a description of the impact of the owner’s death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see “Minimum Guaranteed Withdrawal
Benefit Rider.”

THE INCOME PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments;
and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but

ING Empire Traditions– 145042 62

subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Betterment of Rates. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value)
under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

  The first day of the month following the annuitant’s 90th birthday; or
  The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If there are surrender charges remaining on the income phase payment start date, your income phase payment option must be either a life annuity or have a period certain of at least 10 years. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

1)	The life of the annuitant;

2)	The joint lives of the annuitant and beneficiary;

3)	A guaranteed period greater than the annuitant’s life expectancy; or

4)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted

· If you elect a life income payment option, we make a daily deduction for mortality and expense risks equal

ING Empire Traditions– 145042 63

  to 1.25% of amounts invested in the subaccounts. If variable income phase payments are selected, wemake a daily deduction for expense risks from amounts held in the subaccounts. Therefore, if you choosevariable income phase payments and a nonlifetime income phase payment option, we still make adeduction from the subaccounts you select, even though we no longer assume mortality risks. The amountof this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees andExpenses.”
  An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See “Fees and Expenses.”
  If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the seven year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division.
  See “Fees and Expenses.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations.”

Payment Options
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

Lifetime Income Phase Payment Option

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

ING Empire Traditions– 145042	64

Lifetime Income Phase Payment Option

Life Income—		Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed		choice of 5 to 30 years or as otherwise specified in the contract.
Payments		Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income—		Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives		payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
	a)	100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
	b)	100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.

Life Income—		Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—		to 30 years or as otherwise specified in the contract.
Guaranteed		Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments		first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income— Cash		Length of Payments: For as long as the annuitant lives.
Refund Option		Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited		lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed		(less any applicable premium tax) and less the total amount of income payments paid.
payments only)

Life Income—Two		Length of Payments: For as long as either annuitant lives.
Lives—Cash		Continuing Payments: 100% of the payment to continue after the first death.
Refund Option		Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited		sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed		applicable premium tax) and less the total amount of income payments paid.
payments only)

Nonlifetime Income Phase Payment Option

Nonlifetime—		Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you
Guaranteed		elected the premium bonus option). In certain cases a lump-sum payment may be requested at
Payments		any time (see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum.
Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

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The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the seven permitted days, on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed
Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period under certain circumstances. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it.
We will refund the contract value. For purposes of the refund during the free look period, we exclude any premium credit and include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, at our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount (currently, the ING Liquid Assets Portfolio) during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

The following is a list of broker/dealers that are affiliated with the Company:

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·	Bancnorth Investment Group, Inc.	·	ING Financial Markets LLC
·	Directed Services LLC	·	ING Financial Partners, Inc.
·	Financial Network Investment Corporation	·	ING Funds Distributor, LLC
·	Guaranty Brokerage Services, Inc.	·	ING Investment Management Services LLC
·	ING America Equities, Inc.	·	ING Private Wealth Management LLC
·	ING Direct Funds Limited	·	Multi-Financial Securities Corporation
·	ING DIRECT Securities, Inc.	·	PrimeVest Financial Services, Inc.
·	ING Financial Advisers, LLC	·	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.00% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

ING Empire Traditions– 145042 67

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	ING Financial Partners, Inc.	14.	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2.	Linsco/Private Ledger Corporation	15.	Wells Fargo Investments, LLC
3.	Morgan Stanley DW Inc.	16.	Securities America, Inc.
4.	Citigroup Global Markets, Inc.	17.	Banc of America Investment Services Inc.
5.	ING Financial Partners, Inc. - CAREER	18.	Woodbury Financial Services Inc.
6.	Wachovia Securities Inc. - Bank	19.	Centaurus Financial, Inc.
7.	PrimeVest Financial Services, Inc.	20.	MML Investors Services, Inc.
8.	A. G. Edwards & Sons, Inc.	21.	Investors Capital Corporation
9.	UBS Financial Services, Inc.	22.	National Planning Corporation
10.	Wachovia Securities Inc.	23.	Royal Alliance Associates, Inc.
11.	Financial Network Investment Corporation	24.	Citicorp Investment Services
12.	Raymond James Financial Services, Inc.	25.	FFP Securities, Inc.
13.	Multi-Financial Securities Corporation

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the
1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws

ING Empire Traditions– 145042 68

and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings which involve Separate Account NY-B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

FEDERAL TAX CONSIDERATIONS

Introduction This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 403(b), 408, or 408A of the Tax Code.

Taxation of Non-Qualified Contracts Taxation of Gains Prior to Distribution

ING Empire Traditions– 145042 69

Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5,
which affects how the funds’ assets may be invested.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty

ING Empire Traditions– 145042 70

equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually)over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment

ING Empire Traditions– 145042 71

option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

ING Empire Traditions– 145042 72

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Section 408 and 408A and Tax Code
Section 403(b) plans (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period.
Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a

ING Empire Traditions– 145042 73

distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are available as Tax Code section 403(b) tax-
sheltered annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3)
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant's right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-
salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code; or
  The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of

ING Empire Traditions– 145042 74

2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings unless it is a qualified charitable contribution as defined under the Pension Protection Act and as described above. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separate from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment

ING Empire Traditions– 145042 75

of age 59 1/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section
403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone
Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10%
penalty tax on qualified hurricane distributions from eligible retirement plans (IRA and 403(b)). In addition, the
20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (IRA and 403(b) only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.
The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions from a traditional
IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Section 403(b), IRAs and Roth IRAs Only). Different
distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by
December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the

ING Empire Traditions– 145042 76

following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under a minimum guaranteed withdrawal benefit rider (including the ING LifePay rider and the ING Joint LifePay rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the

ING Empire Traditions– 145042 77

distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider (including the ING LifePay rider and the ING Joint LifePay rider), the MGAB rider, or the MGIB rider, as well as the market value adjustment, could increase the contract value that applies.
Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

ING Empire Traditions– 145042 78


Please tear off, complete and return the form below to order a free Statement of Additional
Information for the Contracts offered under the prospectus or the most recent annual and/or quarterly report of ReliaStar Life Insurance Company of New York. Send the form to our Customer
Service Center at the address shown on the prospectus cover.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B

  A FREE COPY OF THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Please Print or Type:

Name

Social Security Number

Street Address

City, State, Zip

ING Empire Traditions – 145042 9/4 /07

ING Empire Traditions – 145042	SAI-1


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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar of NY Separate Account NY-B available under the Contract for the indicated periods.

	Separate Account Annual Charges of 1.05%

	2006	2005	2004	2003

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during April 2006)
Value at beginning of period	$12.99
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	222
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.51	$12.57	$11.03	$10.00
Value at end of period	$16.00	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	14,467	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.65	$11.15	$10.13	$10.00
Value at end of period	$13.83	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	12,728	12,851	13,601	5,826
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.46	$11.95	$11.00	$10.00
Value at end of period	$14.13	$12.46	$11.95	$11.00
Number of accumulation units outstanding at end of period	8,448	9,861	8,407	144
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.66	$11.94	$10.79
Value at end of period	$14.82	$13.66	$11.94
Number of accumulation units outstanding at end of period	10,653	11,813	12,165
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.34	$13.66	$11.76
Value at end of period	$19.14	$16.34	$13.66
Number of accumulation units outstanding at end of period	723	844	983
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.03	$11.00
Value at end of period	$12.58	$11.03
Number of accumulation units outstanding at end of period	430	455

A 1

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.66	$10.92
Value at end of period	$12.36	$11.66
Number of accumulation units outstanding at end of period	1,888	1,889
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.32
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	844
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.85	$9.93	$8.61
Value at end of period	$12.23	$10.85	$9.93
Number of accumulation units outstanding at end of period	3,642	6,400	880
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.54
Value at end of period	$11.30	$10.82
Number of accumulation units outstanding at end of period	1,063	1,062
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.55	$10.29
Value at end of period	$10.70	$10.55
Number of accumulation units outstanding at end of period	15,271	10,617
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.94
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	1,878
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$16.27
Value at end of period	$16.12
Number of accumulation units outstanding at end of period	177
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$14.22
Value at end of period	$16.03
Number of accumulation units outstanding at end of period	406
A 2

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$16.05
Value at end of period	$18.49
Number of accumulation units outstanding at end of period	2,026
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.17	$13.67
Value at end of period	$18.30	$15.17
Number of accumulation units outstanding at end of period	297	297
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.14	$14.10	$11.82	$10.00
Value at end of period	$17.45	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	1,980	2,059	1,643	1,642
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.35	$13.01	$10.44	$10.00
Value at end of period	$15.41	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	2,451	2,307	1,799	185
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.66	$10.42
Value at end of period	$12.67	$10.66
Number of accumulation units outstanding at end of period	5,429	8,760
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$15.61
Value at end of period	$18.22
Number of accumulation units outstanding at end of period	64
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.90	$11.63
Value at end of period	$14.04	$12.90
Number of accumulation units outstanding at end of period	575	575
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.32	$11.91	$11.12
Value at end of period	$14.38	$12.32	$11.91
Number of accumulation units outstanding at end of period	2,547	2,548	1,256

A 3

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.18	$9.71	$8.62	$10.00
Value at end of period	$10.73	$10.18	$9.71	$8.62
Number of accumulation units outstanding at end of period	3,898	3,879	3,878	2,679
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$12.76
Value at end of period	$13.49
Number of accumulation units outstanding at end of period	885
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.79
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	21,171
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.82
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	5,250
ING LIQUID ASSETS PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$16.99
Value at end of period	$17.43
Number of accumulation units outstanding at end of period	102
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.45	$11.23
Value at end of period	$15.27	$12.45
Number of accumulation units outstanding at end of period	2,008	1,435
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$25.61	$25.15	$22.87	$10.00
Value at end of period	$28.36	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	5,626	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$12.03	$10.06
Value at end of period	$14.05	$12.03
Number of accumulation units outstanding at end of period	3,925	4,136

A 4

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.86	$12.37	$10.87	$10.00
Value at end of period	$16.13	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	813	202	3,726	1,123
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$22.44	$21.45	$19.21	$10.00
Value at end of period	$25.53	$22.44	$21.45	$19.21
Number of accumulation units outstanding at end of period	663	753	607	607
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.27	$14.07	$13.56	$10.00
Value at end of period	$14.73	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	8,574	8,560	8,679	2,680
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.20	$10.85	$10.00
Value at end of period	$12.07	$11.20	$10.85
Number of accumulation units outstanding at end of period	6,722	6,615	6,112
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.79
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	1,871
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.03	$10.79
Value at end of period	$12.51	$11.03
Number of accumulation units outstanding at end of period	438	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.53	$11.02
Value at end of period	$13.59	$11.53
Number of accumulation units outstanding at end of period	486	540
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.08	$11.17
Value at end of period	$13.66	$12.08
Number of accumulation units outstanding at end of period	598	598

A 5

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.62	$12.33	$10.67	$10.00
Value at end of period	$14.47	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	6,890	7,029	6,994	5,965
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.11	$13.55
Value at end of period	$21.94	$16.11
Number of accumulation units outstanding at end of period	668	583
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.84	$11.12	$10.00
Value at end of period	$13.73	$11.84	$11.12
Number of accumulation units outstanding at end of period	141	143	65
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.51	$7.26
Value at end of period	$9.46	$7.51
Number of accumulation units outstanding at end of period	920	920
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.28	$9.88	$9.06	$10.00
Value at end of period	$11.63	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	14,665	15,902	17,336	2,261
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.19	$12.94	$11.24	$10.00
Value at end of period	$15.33	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	4,910	5,208	5,699	2,393
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.90	$14.02	$11.64	$10.00
Value at end of period	$16.73	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	1,659	1,840	1,842	1,049
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.00
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	1,945

A 6

	Condensed Financial Information (continued)

	2006	2005	2004	2003

MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$9.68
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	2,827
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$10.11	$9.45	$8.53
Value at end of period	$11.76	$10.11	$9.45
Number of accumulation units outstanding at end of period	565	622	623
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$7.54	$8.27	$8.75
Value at end of period	$8.21	$7.54	$8.27
Number of accumulation units outstanding at end of period	3,231	528	528
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$12.04	$11.84	$10.25	$10.00
Value at end of period	$13.67	$12.04	$11.84	$10.25
Number of accumulation units outstanding at end of period	2,869	2,869	2,366	2,288

	Separate Account Annual Charges of 1.25%

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.73	$11.24
Value at end of period	$14.43	$11.73
Number of accumulation units outstanding at end of period	4,406	4,579
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.38	$10.43
Value at end of period	$13.41	$11.38
Number of accumulation units outstanding at end of period	22,535	14,990
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.38	$12.48	$10.98	$10.00
Value at end of period	$15.82	$14.38	$12.48	$10.98
Number of accumulation units outstanding at end of period	249,402	90,276	17,580	4,395

A 7

Condensed Financial Information (continued)

	2006	2005	2004	2003

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.55	$11.07	$10.08	$10.00
Value at end of period	$13.67	$11.55	$11.07	$10.08
Number of accumulation units outstanding at end of period	64,510	33,603	16,686	3,715
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.65	$11.32
Value at end of period	$12.71	$12.65
Number of accumulation units outstanding at end of period	45,448	25,902
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.40	$11.92	$11.00	$10.00
Value at end of period	$14.03	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	308,746	152,976	13,726	785
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.60	$11.91	$10.78	$10.00
Value at end of period	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	417,782	154,103	25,130	788
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.26	$13.62	$11.62	$10.00
Value at end of period	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	137,611	72,215	12,995	753
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.02	$10.32
Value at end of period	$12.54	$11.02
Number of accumulation units outstanding at end of period	122,778	22,953
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.65	$10.91
Value at end of period	$12.32	$11.65
Number of accumulation units outstanding at end of period	10,061	1,111

A 8

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.20	$10.59
Value at end of period	$12.86	$11.20
Number of accumulation units outstanding at end of period	7,436	1,112
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.89	$10.02
Value at end of period	$12.13	$10.89
Number of accumulation units outstanding at end of period	10,029	18,273
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.17	$11.10
Value at end of period	$12.17	$11.17
Number of accumulation units outstanding at end of period	3,010	5,240
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.22
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	22,521
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.16
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	39,777
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81	$9.92	$9.10
Value at end of period	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	140,305	58,095	1,602
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.78	$10.02
Value at end of period	$11.24	$10.78
Number of accumulation units outstanding at end of period	1,027	1,028
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$10.25
Value at end of period	$13.29	$12.03
Number of accumulation units outstanding at end of period	45,962	23,794

A 9

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.54	$10.37
Value at end of period	$10.67	$10.54
Number of accumulation units outstanding at end of period	12,587	4,981
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.44	$10.62
Value at end of period	$11.82	$11.44
Number of accumulation units outstanding at end of period	11,218	10,251
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.01
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	42,579
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.33
Value at end of period	$13.64
Number of accumulation units outstanding at end of period	13,686
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.40	$9.68
Value at end of period	$16.06	$13.40
Number of accumulation units outstanding at end of period	54,746	24,945
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.43	$10.77
Value at end of period	$12.33	$11.43
Number of accumulation units outstanding at end of period	6,581	4,030
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.12	$11.36
Value at end of period	$15.94	$13.12
Number of accumulation units outstanding at end of period	10,838	2,946
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.74	$10.86
Value at end of period	$18.43	$13.74
Number of accumulation units outstanding at end of period	78,420	23,627

A 10

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.09	$13.92
Value at end of period	$18.17	$15.09
Number of accumulation units outstanding at end of period	22,464	3,543
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.02	$14.02	$11.78	$10.00
Value at end of period	$17.29	$15.02	$14.02	$11.78
Number of accumulation units outstanding at end of period	19,297	20,685	8,711	205
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.25	$12.94	$10.41	$10.00
Value at end of period	$15.26	$13.25	$12.94	$10.41
Number of accumulation units outstanding at end of period	96,791	47,104	3,327	361
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.65	$10.11
Value at end of period	$12.62	$10.65
Number of accumulation units outstanding at end of period	60,088	33,333
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.15	$12.42	$11.24
Value at end of period	$18.05	$14.15	$12.42
Number of accumulation units outstanding at end of period	75,016	38,017	11,132
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.84	$11.69	$10.83
Value at end of period	$13.95	$12.84	$11.69
Number of accumulation units outstanding at end of period	11,763	7,481	3,006
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.26	$11.88	$11.00
Value at end of period	$14.29	$12.26	$11.88
Number of accumulation units outstanding at end of period	9,347	8,106	3,134
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.08	$9.63	$8.56	$10.00
Value at end of period	$10.60	$10.08	$9.63	$8.56
Number of accumulation units outstanding at end of period	181,274	79,625	5,212	1,377

A 11

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.00	$10.80
Value at end of period	$14.00	$12.00
Number of accumulation units outstanding at end of period	557,375	160,030
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.77	$10.65
Value at end of period	$13.42	$11.77
Number of accumulation units outstanding at end of period	750,599	183,023
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.47	$10.98	$9.85
Value at end of period	$12.85	$11.47	$10.98
Number of accumulation units outstanding at end of period	662,031	254,562	7,470
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.28	$10.68
Value at end of period	$12.41	$11.28
Number of accumulation units outstanding at end of period	306,482	103,428
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$16.29	$16.09	$16.10	$16.18
Value at end of period	$16.83	$16.29	$16.04	$16.10
Number of accumulation units outstanding at end of period	72,810	22,134	13,566	7,332
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.57	$12.22
Value at end of period	$14.60	$12.57
Number of accumulation units outstanding at end of period	4,275	47
ING MARKETPRO PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.88
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	12,824
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.07	$11.22	$10.11
Value at end of period	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	70,893	48,767	29,775

A 12

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.43	$10.14
Value at end of period	$15.22	$12.43
Number of accumulation units outstanding at end of period	33,860	25,653
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$25.03	$24.63	$22.45	$10.00
Value at end of period	$27.67	$25.03	$24.63	$22.45
Number of accumulation units outstanding at end of period	52,936	60,932	28,054	151
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.41	$10.35
Value at end of period	$14.74	$11.41
Number of accumulation units outstanding at end of period	87,799	22,879
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$9.12
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	407
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$12.02	$10.06
Value at end of period	$14.00	$12.02
Number of accumulation units outstanding at end of period	2,166	2,287
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.76	$12.30	$11.14
Value at end of period	$15.98	$13.76	$12.30
Number of accumulation units outstanding at end of period	96,821	24,471	4
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$21.94	$21.01	$20.55
Value at end of period	$24.90	$21.94	$21.01
Number of accumulation units outstanding at end of period	14,382	25,660	24,909

A 13

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.95	$13.78	$13.31	$10.00
Value at end of period	$14.37	$13.95	$13.78	$13.31
Number of accumulation units outstanding at end of period	166,024	115,288	0	1,996
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.16	$10.83	$10.00
Value at end of period	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	54,172	34,470	8,911
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$10.44
Value at end of period	$12.67	$10.99
Number of accumulation units outstanding at end of period	1,462	2,028
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.91	$10.36
Value at end of period	$12.10	$10.91
Number of accumulation units outstanding at end of period	88,856	40,622
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.81
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	8,763
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.51	$10.30
Value at end of period	$13.86	$11.51
Number of accumulation units outstanding at end of period	113,249	10,137
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.01	$10.22
Value at end of period	$12.47	$11.01
Number of accumulation units outstanding at end of period	284,773	47,372
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.49	$11.20	$9.75
Value at end of period	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	154,789	60,200	10,114

A 14

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.50	$10.94	$10.07
Value at end of period	$12.61	$11.50	$10.94
Number of accumulation units outstanding at end of period	9,616	8,201	8,352
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.04	$11.02
Value at end of period	$13.59	$12.04
Number of accumulation units outstanding at end of period	11,441	5,179
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.53	$12.26	$10.92
Value at end of period	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	60,885	49,014	2,107
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.87	$10.34
Value at end of period	$12.07	$10.87
Number of accumulation units outstanding at end of period	12,238	11,146
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.66	$11.76
Value at end of period	$13.01	$12.66
Number of accumulation units outstanding at end of period	12,663	7,725
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.66	$10.06
Value at end of period	$12.77	$10.66
Number of accumulation units outstanding at end of period	34,845	862
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.13	$10.37
Value at end of period	$12.74	$11.13
Number of accumulation units outstanding at end of period	27,817	17,656
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.05	$13.92	$11.73
Value at end of period	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	46,576	29,167	7,477

A 15

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.80	$11.11	$10.23
Value at end of period	$13.65	$11.80	$11.11
Number of accumulation units outstanding at end of period	11,916	2,811	897
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.43	$7.21	$6.39
Value at end of period	$9.34	$7.43	$7.21
Number of accumulation units outstanding at end of period	7,154	7,504	1,774
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.19	$9.81	$9.01	$10.00
Value at end of period	$11.50	$10.19	$9.81	$9.01
Number of accumulation units outstanding at end of period	62,669	29,599	15,049	491
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.06	$12.85	$11.18	$10.00
Value at end of period	$15.16	$14.06	$12.85	$11.18
Number of accumulation units outstanding at end of period	64,209	43,839	9,843	4,155
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.77	$13.93	$11.58	$10.00
Value at end of period	$16.55	$14.77	$13.93	$11.58
Number of accumulation units outstanding at end of period	38,457	37,399	10,443	2,811
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.11	$10.06
Value at end of period	$10.36	$10.11
Number of accumulation units outstanding at end of period	191,871	60,873
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$10.71
Value at end of period	$13.31	$11.99
Number of accumulation units outstanding at end of period	11,879	2,080
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.24	$8.77	$8.15
Value at end of period	$10.57	$9.24	$8.77
Number of accumulation units outstanding at end of period	241	241	242

A 16

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.26	$10.88
Value at end of period	$12.81	$11.26
Number of accumulation units outstanding at end of period	84,486	10,290
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.94
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	10,845
MUTUAL SHARES SECURITIES FUND
(Fund first available during June 2006)
Value at beginning of period	$9.76
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	51,713
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$9.04	$8.91	$8.33
Value at end of period	$10.15	$9.04	$8.91
Number of accumulation units outstanding at end of period	964	1,602	1,119
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$10.02	$9.23	$9.13
Value at end of period	$11.62	$10.02	$9.38
Number of accumulation units outstanding at end of period	1,643	473	619
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$7.50	$8.25	$9.05
Value at end of period	$8.16	$7.50	$8.25
Number of accumulation units outstanding at end of period	7,652	2,733	1,394
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.93	$11.16	$10.19
Value at end of period	$13.52	$11.93	$11.75
Number of accumulation units outstanding at end of period	3,529	1,705	499

A 17

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.40%

	2006	2005	2004	2003

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$11.36	$11.35
Value at end of period	$13.37	$11.36
Number of accumulation units outstanding at end of period	143	288
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.28	$12.42	$11.21
Value at end of period	$15.69	$14.28	$12.42
Number of accumulation units outstanding at end of period	1,786	11,110	1,231
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.45
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	452
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.65	$19.60
Value at end of period	$20.72	$20.65
Number of accumulation units outstanding at end of period	28,942	68,568
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.35	$11.90	$10.99	$10.00
Value at end of period	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	16,239	34,440	14,245	4,172
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.55	$11.89	$10.77	$10.00
Value at end of period	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	10,146	22,148	5,860	571
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$14.22
Value at end of period	$14.65
Number of accumulation units outstanding at end of period	23

A 18

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.21	$13.59	$11.62	$10.00
Value at end of period	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	6,544	14,672	6,356	441
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$16.91
Value at end of period	$18.91
Number of accumulation units outstanding at end of period	19
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.01	$11.03
Value at end of period	$12.51	$11.01
Number of accumulation units outstanding at end of period	111	1,936
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.63	$10.90
Value at end of period	$12.29	$11.63
Number of accumulation units outstanding at end of period	3,463	6,956
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.81	$19.27
Value at end of period	$20.91	$18.81
Number of accumulation units outstanding at end of period	83,947	205,136
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.45	$10.94
Value at end of period	$12.45	$11.45
Number of accumulation units outstanding at end of period	34,871	87,024
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.46
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	1,059
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.42	$11.65
Value at end of period	$14.81	$13.42
Number of accumulation units outstanding at end of period	26,862	55,524

A 19

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.95
Value at end of period	$13.26
Number of accumulation units outstanding at end of period	31
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.40	$24.98
Value at end of period	$26.19	$25.40
Number of accumulation units outstanding at end of period	46,178	105,308
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$30.06	$22.13
Value at end of period	$35.99	$30.06
Number of accumulation units outstanding at end of period	3,542	9,236
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.87	$10.41	$9.01	$10.00
Value at end of period	$14.40	$11.87	$10.41	$9.01
Number of accumulation units outstanding at end of period	3,957	10,176	4,230	4,441
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.91	$10.46
Value at end of period	$18.63	$13.91
Number of accumulation units outstanding at end of period	23,269	52,282
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$15.41
Value at end of period	$18.38
Number of accumulation units outstanding at end of period	1,029
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.04	$13.44
Value at end of period	$18.08	$15.04
Number of accumulation units outstanding at end of period	1,456	4,342

A 20

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.94	$13.97	$11.75	$10.00
Value at end of period	$17.17	$14.94	$13.97	$11.75
Number of accumulation units outstanding at end of period	90	182	91	91
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.18	$12.89	$10.76
Value at end of period	$15.16	$13.18	$12.89
Number of accumulation units outstanding at end of period	2,336	2,564	1,282
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$11.44
Value at end of period	$13.09
Number of accumulation units outstanding at end of period	147
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.86	$11.85
Value at end of period	$15.11	$11.86
Number of accumulation units outstanding at end of period	844	1,688
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.83	$12.45	$11.71	$8.55
Value at end of period	$14.92	$12.83	$12.45	$11.71
Number of accumulation units outstanding at end of period	100,407	143,938	77,240	78,502
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.00	$9.56	$8.52	$7.05
Value at end of period	$10.50	$10.00	$9.56	$8.52
Number of accumulation units outstanding at end of period	7,514	25,718	14,910	13,655
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$11.97
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	12,444
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$11.77
Value at end of period	$12.79
Number of accumulation units outstanding at end of period	567

A 21

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$11.18
Value at end of period	$12.22
Number of accumulation units outstanding at end of period	4,854
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$10.52
Value at end of period	$12.36	$11.25
Number of accumulation units outstanding at end of period	2,680	3,676
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.87	$15.66
Value at end of period	$16.38	$15.87
Number of accumulation units outstanding at end of period	35,603	71,510
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.77	$11.32	$10.45	$8.07
Value at end of period	$13.65	$11.77	$11.32	$10.45
Number of accumulation units outstanding at end of period	10,545	21,808	16,266	15,713
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.39	$15.26	$13.76
Value at end of period	$16.96	$16.39	$15.26
Number of accumulation units outstanding at end of period	186,434	499,354	264,564
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.42	$11.22
Value at end of period	$15.18	$12.42
Number of accumulation units outstanding at end of period	2,925	26,238
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$24.62	$24.26	$22.14	$19.23
Value at end of period	$27.17	$24.62	$24.26	$22.14
Number of accumulation units outstanding at end of period	59,875	140,256	123,720	140,750
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.40	$11.70
Value at end of period	$14.70	$11.40
Number of accumulation units outstanding at end of period	1,109	2,218

A 22

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$11.97	$11.51
Value at end of period	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,867	2,496
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$21.58	$20.70	$18.60	$15.14
Value at end of period	$24.46	$21.58	$20.70	$18.60
Number of accumulation units outstanding at end of period	25,754	60,566	84,872	99,425
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.71	$13.57	$13.12	$12.71
Value at end of period	$14.11	$13.71	$13.57	$13.12
Number of accumulation units outstanding at end of period	15,728	48,296	25,642	22,933
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.13	$10.82	$10.00
Value at end of period	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	44,883	100,144	52,834
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.90	$10.89
Value at end of period	$12.07	$10.90
Number of accumulation units outstanding at end of period	224	448
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.99	$20.30
Value at end of period	$26.44	$21.99
Number of accumulation units outstanding at end of period	34,715	81,720
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$42.17	$39.69
Value at end of period	$47.66	$42.17
Number of accumulation units outstanding at end of period	14,592	38,094

A 23

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$29.30	$28.60	$25.24
Value at end of period	$34.41	$29.30	$28.60
Number of accumulation units outstanding at end of period	20,456	56,242	29,517
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.71	$9.24	$8.45
Value at end of period	$10.63	$9.71	$9.24
Number of accumulation units outstanding at end of period	17,191	35,628	18,513
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$28.01	$25.81
Value at end of period	$32.04	$28.01
Number of accumulation units outstanding at end of period	39,982	109,794
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$59.61	$51.76	$38.11
Value at end of period	$80.89	$59.61	$51.76
Number of accumulation units outstanding at end of period	2,551	7,048	6,049
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$19.86
Value at end of period	$21.73
Number of accumulation units outstanding at end of period	3,243
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.36	$7.15	$6.63	$5.21
Value at end of period	$9.24	$7.36	$7.15	$6.63
Number of accumulation units outstanding at end of period	2,602	5,206	2,603	2,602
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.67	$13.85	$11.54	$10.00
Value at end of period	$16.41	$14.67	$13.85	$11.54
Number of accumulation units outstanding at end of period	589	186	93	94
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.82
Value at end of period	$12.75
Number of accumulation units outstanding at end of period	208

A 24

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.34	$6.84
Value at end of period	$8.13	$7.34
Number of accumulation units outstanding at end of period	2,472	6,328
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$22.56	$21.62
Value at end of period	$25.62	$22.56
Number of accumulation units outstanding at end of period	32,568	70,084
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$7.47	$8.23	$9.66
Value at end of period	$8.12	$7.47	$8.23
Number of accumulation units outstanding at end of period	6,893	14,296	8,895
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.84	$11.68	$10.15	$7.21
Value at end of period	$13.40	$11.84	$11.68	$10.15
Number of accumulation units outstanding at end of period	664	1,218	523	525

	Separate Account Annual Charges of 1.45%

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.55	$11.04
Value at end of period	$14.18	$11.55
Number of accumulation units outstanding at end of period	766	772
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.36	$10.73
Value at end of period	$13.36	$11.36
Number of accumulation units outstanding at end of period	25,963	14,166

A 25

Condensed Financial Information (continued)

	2006	2005	2004

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.99	$11.30	$11.14
Value at end of period	$14.26	$12.99	$11.30
Number of accumulation units outstanding at end of period	136,022	35,137	1,345
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.35	$10.91	$9.83
Value at end of period	$13.42	$11.35	$10.91
Number of accumulation units outstanding at end of period	73,025	20,862	264
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.63	$11.30
Value at end of period	$12.67	$12.63
Number of accumulation units outstanding at end of period	43,920	5,523
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.30	$10.89	$10.21
Value at end of period	$12.76	$11.30	$10.89
Number of accumulation units outstanding at end of period	370,765	142,343	2,440
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.83	$11.26	$10.41
Value at end of period	$13.86	$12.83	$11.26
Number of accumulation units outstanding at end of period	478,920	125,911	224
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.71	$11.51	$10.55
Value at end of period	$16.00	$13.71	$11.51
Number of accumulation units outstanding at end of period	202,623	74,022	16
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.00	$10.50
Value at end of period	$12.50	$11.00
Number of accumulation units outstanding at end of period	96,579	20,800
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.63	$10.73
Value at end of period	$12.28	$11.63
Number of accumulation units outstanding at end of period	14,068	9,551

A 26

Condensed Financial Information (continued)

	2006	2005	2004

ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.18	$10.67
Value at end of period	$12.82	$11.18
Number of accumulation units outstanding at end of period	11,863	5,202
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$10.52
Value at end of period	$12.09	$10.88
Number of accumulation units outstanding at end of period	4,531	3,411
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.16	$10.80
Value at end of period	$12.13	$11.16
Number of accumulation units outstanding at end of period	4,091	3,415
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.81
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	18,899
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.88
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	114,294
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.76	$10.80	$10.68
Value at end of period	$13.20	$11.76	$10.80
Number of accumulation units outstanding at end of period	22,788	10,895	1,405
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.56	$10.17
Value at end of period	$12.02	$11.56
Number of accumulation units outstanding at end of period	1,666	2,084
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.01	$10.66
Value at end of period	$13.25	$12.01
Number of accumulation units outstanding at end of period	53,451	15,156

A 27

Condensed Financial Information (continued)

	2006	2005	2004

ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.72
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	3,396
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.42	$10.56
Value at end of period	$11.78	$11.42
Number of accumulation units outstanding at end of period	80,489	1,872
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.94
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	58,794
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.12
Value at end of period	$13.62
Number of accumulation units outstanding at end of period	7,839
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.38	$11.07
Value at end of period	$16.01	$13.38
Number of accumulation units outstanding at end of period	69,609	6,864
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during October 2005)
Value at beginning of period	$11.42	$11.39
Value at end of period	$12.29	$11.42
Number of accumulation units outstanding at end of period	2,168	783
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.55	$11.82
Value at end of period	$16.43	$13.55
Number of accumulation units outstanding at end of period	15,002	7,787
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.72	$10.95
Value at end of period	$18.37	$13.72
Number of accumulation units outstanding at end of period	42,834	6,112

A 28

Condensed Financial Information (continued)

	2006	2005	2004

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.62	$11.86
Value at end of period	$15.17	$12.62
Number of accumulation units outstanding at end of period	72,660	25,237
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.96	$11.50
Value at end of period	$13.74	$11.96
Number of accumulation units outstanding at end of period	4,997	5,388
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.11	$11.23
Value at end of period	$13.92	$12.11
Number of accumulation units outstanding at end of period	96,529	33,494
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.64	$10.40
Value at end of period	$12.58	$10.64
Number of accumulation units outstanding at end of period	12,275	11,474
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.60	$12.35
Value at end of period	$17.32	$13.60
Number of accumulation units outstanding at end of period	133,411	35,544
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.11	$10.49
Value at end of period	$13.13	$12.11
Number of accumulation units outstanding at end of period	18,897	15,673
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.15	$10.42
Value at end of period	$12.96	$11.15
Number of accumulation units outstanding at end of period	24,569	22,207

A 29

Condensed Financial Information (continued)

	2006	2005	2004

ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.05	$11.16
Value at end of period	$12.65	$12.05
Number of accumulation units outstanding at end of period	82,523	33,816
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.20	$11.49	$11.48
Value at end of period	$14.20	$12.20	$11.49
Number of accumulation units outstanding at end of period	358,339	119,203	1,932
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.85	$11.26	$10.38
Value at end of period	$13.49	$11.85	$11.26
Number of accumulation units outstanding at end of period	792,205	273,761	3,560
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.48	$11.01	$10.67
Value at end of period	$12.84	$11.48	$11.01
Number of accumulation units outstanding at end of period	910,291	399,915	3,617
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.18	$10.77	$10.76
Value at end of period	$12.28	$11.18	$10.77
Number of accumulation units outstanding at end of period	449,303	301,114	4,693
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.13	$10.01
Value at end of period	$10.44	$10.13
Number of accumulation units outstanding at end of period	117,705	127,891
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.99
Value at end of period	$13.05
Number of accumulation units outstanding at end of period	9,941
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.26	$10.83
Value at end of period	$12.68	$12.26
Number of accumulation units outstanding at end of period	110,823	20,150

A 30

Condensed Financial Information (continued)

	2006	2005	2004

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.41	$10.10
Value at end of period	$15.17	$12.41
Number of accumulation units outstanding at end of period	13,670	9,405
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.90	$10.75	$10.10
Value at end of period	$12.03	$10.90	$10.75
Number of accumulation units outstanding at end of period	73,391	50,510	270
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.39	$10.14
Value at end of period	$14.69	$11.39
Number of accumulation units outstanding at end of period	57,566	14,119
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$9.25
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	4,212
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$12.00	$10.06
Value at end of period	$13.95	$12.00
Number of accumulation units outstanding at end of period	3,457	5,989
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.03	$11.11
Value at end of period	$15.11	$13.03
Number of accumulation units outstanding at end of period	80,397	22,381
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$11.58	$10.82
Value at end of period	$13.12	$11.58
Number of accumulation units outstanding at end of period	29,738	16,140
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.24	$10.14	$10.03
Value at end of period	$10.53	$10.24	$10.14
Number of accumulation units outstanding at end of period	57,446	39,356	2,181

A 31

Condensed Financial Information (continued)

	2006	2005	2004

ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.80	$10.38
Value at end of period	$11.60	$10.80
Number of accumulation units outstanding at end of period	75,897	33,091
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.98	$10.66
Value at end of period	$12.63	$10.98
Number of accumulation units outstanding at end of period	776	392
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.89	$10.14
Value at end of period	$12.06	$10.89
Number of accumulation units outstanding at end of period	124,247	32,914
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.31
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	4,598
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.49	$10.66
Value at end of period	$13.81	$11.49
Number of accumulation units outstanding at end of period	19,474	2,400
ING THORNBURG VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.25	$10.40
Value at end of period	$12.95	$11.25
Number of accumulation units outstanding at end of period	619	624
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.00	$10.52
Value at end of period	$12.42	$11.00
Number of accumulation units outstanding at end of period	206,508	28,588
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.29	$11.02	$10.23
Value at end of period	$13.25	$11.29	$11.02
Number of accumulation units outstanding at end of period	35,019	30,296	196

A 32

Condensed Financial Information (continued)

	2006	2005	2004

ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.36	$10.82	$10.25
Value at end of period	$12.43	$11.36	$10.82
Number of accumulation units outstanding at end of period	2,196	2,213	17
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.97	$10.86
Value at end of period	$13.48	$11.97
Number of accumulation units outstanding at end of period	17,226	14,395
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$9.80
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	118
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.37	$11.15	$11.04
Value at end of period	$12.98	$11.37	$11.15
Number of accumulation units outstanding at end of period	66,407	35,581	2,038
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.86	$10.68
Value at end of period	$12.03	$10.86
Number of accumulation units outstanding at end of period	2,548	1,179
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.64	$11.52
Value at end of period	$12.96	$12.64
Number of accumulation units outstanding at end of period	819	705
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.65	$10.17
Value at end of period	$12.73	$10.65
Number of accumulation units outstanding at end of period	34,264	22,841
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.11	$10.39
Value at end of period	$12.70	$11.11
Number of accumulation units outstanding at end of period	20,255	4,381

A 33

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.66	$11.29
Value at end of period	$18.53	$13.66
Number of accumulation units outstanding at end of period	72,278	28,640
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.62	$10.95	$10.85
Value at end of period	$13.41	$11.62	$10.95
Number of accumulation units outstanding at end of period	38,990	6,840	1,383
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.43	$10.75
Value at end of period	$14.34	$11.43
Number of accumulation units outstanding at end of period	3,500	4,111
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.38	$10.98	$10.94
Value at end of period	$12.81	$11.38	$10.98
Number of accumulation units outstanding at end of period	56,998	48,122	1,371
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.47	$11.42	$10.21
Value at end of period	$13.41	$12.47	$11.42
Number of accumulation units outstanding at end of period	117,795	49,449	3,081
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.41	$11.73	$10.32
Value at end of period	$13.88	$12.41	$11.73
Number of accumulation units outstanding at end of period	85,488	47,961	2,843
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.10	$10.08
Value at end of period	$10.33	$10.10
Number of accumulation units outstanding at end of period	63,522	21,449
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.98	$10.81
Value at end of period	$13.26	$11.98
Number of accumulation units outstanding at end of period	12,240	4,186

A 34

Condensed Financial Information (continued)

	2006	2005	2004

ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.31	$10.15
Value at end of period	$12.91	$11.31
Number of accumulation units outstanding at end of period	2,008	2,677
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.25	$10.88
Value at end of period	$12.76	$11.25
Number of accumulation units outstanding at end of period	6,170	734
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.36
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	5,665
MUTUAL SHARES SECURITIES FUND
(Fund first available during June 2006)
Value at beginning of period	$9.65
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	6,437
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$11.01	$10.20
Value at end of period	$12.33	$11.01
Number of accumulation units outstanding at end of period	721	297
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$12.07	$10.76
Value at end of period	$13.98	$12.07
Number of accumulation units outstanding at end of period	1,378	1,392
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$8.57	$8.68
Value at end of period	$9.30	$8.57
Number of accumulation units outstanding at end of period	352	81
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.92	$11.76	$11.74
Value at end of period	$13.48	$11.92	$11.76
Number of accumulation units outstanding at end of period	4,794	3,634	1,278

A 35

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.55%

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during August 2005)
Value at beginning of period	$11.35	$10.98
Value at end of period	$13.34	$11.35
Number of accumulation units outstanding at end of period	47	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.19	$12.35	$10.90
Value at end of period	$15.57	$14.19	$12.35
Number of accumulation units outstanding at end of period	42,688	18,592	21,263
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.39	$10.96	$10.01
Value at end of period	$13.45	$11.39	$10.96
Number of accumulation units outstanding at end of period	43,227	61,281	68,041
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.31	$11.87	$10.98
Value at end of period	$13.89	$12.31	$11.87
Number of accumulation units outstanding at end of period	7,152	8,190	9,381
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.50	$11.86	$10.77
Value at end of period	$14.58	$13.50	$11.86
Number of accumulation units outstanding at end of period	12,855	15,255	17,305
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.15	$13.56	$11.61
Value at end of period	$18.82	$16.15	$13.56
Number of accumulation units outstanding at end of period	3,358	3,657	3,680
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.99	$11.20
Value at end of period	$12.47	$10.99
Number of accumulation units outstanding at end of period	569	39

A 36

Condensed Financial Information (continued)

	2006	2005	2004

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.62	$10.89
Value at end of period	$12.26	$11.62
Number of accumulation units outstanding at end of period	126	101
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.10
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	590
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.76	$9.90	$9.89
Value at end of period	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	4,348	3,739	2,030
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.73	$10.47
Value at end of period	$11.15	$10.73
Number of accumulation units outstanding at end of period	519	510
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.00	$11.20
Value at end of period	$13.23	$12.00
Number of accumulation units outstanding at end of period	839	215
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.51	$10.27
Value at end of period	$10.62	$10.51
Number of accumulation units outstanding at end of period	9,226	14,818
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$10.75
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	1,087
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.01
Value at end of period	$13.61
Number of accumulation units outstanding at end of period	674
A 37

Condensed Financial Information (continued)

	2006	2005	2004

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.37	$11.68
Value at end of period	$15.98	$13.37
Number of accumulation units outstanding at end of period	364	207
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$15.15
Value at end of period	$18.34
Number of accumulation units outstanding at end of period	1,858
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.99	$13.86
Value at end of period	$17.99	$14.99
Number of accumulation units outstanding at end of period	1,764	1,831
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.86	$13.91	$11.72
Value at end of period	$17.05	$14.86	$13.91
Number of accumulation units outstanding at end of period	5,688	5,765	5,866
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.11	$12.84	$10.36
Value at end of period	$15.05	$13.11	$12.84
Number of accumulation units outstanding at end of period	1,648	2,535	2,162
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.63	$10.42
Value at end of period	$12.56	$10.63
Number of accumulation units outstanding at end of period	6,253	39,406
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.99	$12.32	$10.97
Value at end of period	$17.80	$13.99	$12.32
Number of accumulation units outstanding at end of period	4,438	4,669	5,691
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.75	$11.65	$10.81
Value at end of period	$13.81	$12.75	$11.65
Number of accumulation units outstanding at end of period	1,679	1,877	1,836

A 38

Condensed Financial Information (continued)

	2006	2005	2004

ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.92	$9.50	$8.60
Value at end of period	$10.40	$9.92	$9.50
Number of accumulation units outstanding at end of period	7,703	7,508	7
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.15
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	1,639
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$11.99
Value at end of period	$12.74
Number of accumulation units outstanding at end of period	45,512
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.22	$10.47
Value at end of period	$12.31	$11.22
Number of accumulation units outstanding at end of period	22,502	21,386
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.46	$15.28	$15.38
Value at end of period	$15.93	$15.46	$15.28
Number of accumulation units outstanding at end of period	8,272	8,026	2,064
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.40	$11.21
Value at end of period	$15.15	$12.40
Number of accumulation units outstanding at end of period	1,601	1,710
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$24.21	$23.89	$21.84
Value at end of period	$26.68	$24.21	$23.89
Number of accumulation units outstanding at end of period	14,847	16,011	16,599
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.39	$11.41
Value at end of period	$14.66	$11.39
Number of accumulation units outstanding at end of period	4,079	3,823

A 39

Condensed Financial Information (continued)

	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$11.99	$10.06
Value at end of period	$13.93	$11.99
Number of accumulation units outstanding at end of period	2,232	2,988
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during February 2006)
Value at beginning of period	$14.23
Value at end of period	$15.76
Number of accumulation units outstanding at end of period	28,687
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$21.22	$20.00
Value at end of period	$24.01	$21.22
Number of accumulation units outstanding at end of period	17,052	280
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.48	$13.37	$12.94
Value at end of period	$13.85	$13.48	$13.37
Number of accumulation units outstanding at end of period	10,675	10,875	14,478
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.10	$10.81	$10.00
Value at end of period	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	7,815	8,675	8,034
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.97	$10.65
Value at end of period	$12.61	$10.97
Number of accumulation units outstanding at end of period	26	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.89	$10.89
Value at end of period	$12.04	$10.89
Number of accumulation units outstanding at end of period	459	138

A 40

Condensed Financial Information (continued)

	2006	2005	2004

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$10.73
Value at end of period	$12.40	$10.99
Number of accumulation units outstanding at end of period	5,234	225
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.44	$11.18	$10.63
Value at end of period	$13.41	$11.44	$11.18
Number of accumulation units outstanding at end of period	923	38	107
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.45	$10.91	$9.98
Value at end of period	$12.51	$11.45	$10.91
Number of accumulation units outstanding at end of period	2,929	3,467	360
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$12.07
Value at end of period	$13.48
Number of accumulation units outstanding at end of period	151
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.40	$12.17	$10.59
Value at end of period	$14.14	$12.40	$12.17
Number of accumulation units outstanding at end of period	8,250	8,435	8,289
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$13.09
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	892
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$12.55
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	475
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$12.40
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	942

A 41

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.97	$13.89	$11.57
Value at end of period	$21.65	$15.97	$13.89
Number of accumulation units outstanding at end of period	308	529	640
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.75	$10.90
Value at end of period	$13.54	$11.75
Number of accumulation units outstanding at end of period	3,645	3,521
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.30	$7.10	$6.31
Value at end of period	$9.15	$7.30	$7.10
Number of accumulation units outstanding at end of period	1,050	1,028	1,029
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.05	$9.71	$8.95
Value at end of period	$11.31	$10.05	$9.71
Number of accumulation units outstanding at end of period	8,161	9,343	12,634
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.88	$12.72	$11.10
Value at end of period	$14.91	$13.88	$12.72
Number of accumulation units outstanding at end of period	10,691	13,571	16,319
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.57	$13.78	$11.50
Value at end of period	$16.28	$14.57	$13.78
Number of accumulation units outstanding at end of period	12,575	14,278	15,134
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.07
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	2,632
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.12	$8.67	$8.08
Value at end of period	$10.39	$9.12	$8.67
Number of accumulation units outstanding at end of period	3,063	3,849	2,373

A 42

	Condensed Financial Information (continued)

	2006	2005	2004

PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.88	$9.28	$8.51
Value at end of period	$11.43	$9.88	$9.28
Number of accumulation units outstanding at end of period	244	244	244
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.76	$11.62	$10.11
Value at end of period	$13.29	$11.76	$11.62
Number of accumulation units outstanding at end of period	1,865	1,919	3,628

	Separate Account Annual Charges of 1.60%

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$11.35	$11.13
Value at end of period	$13.33	$11.35
Number of accumulation units outstanding at end of period	1,148	1,433
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.96	$11.29	$10.52
Value at end of period	$14.21	$12.96	$11.29
Number of accumulation units outstanding at end of period	17,689	7,002	224
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.33	$10.83
Value at end of period	$13.37	$11.33
Number of accumulation units outstanding at end of period	6,922	2,749
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$14.20
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	1,717

A 43

Condensed Financial Information (continued)

	2006	2005	2004

ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.28	$10.88	$10.05
Value at end of period	$12.72	$11.28	$10.88
Number of accumulation units outstanding at end of period	25,241	11,387	1,493
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.80	$11.25	$10.28
Value at end of period	$13.81	$12.80	$11.25
Number of accumulation units outstanding at end of period	30,630	13,796	1,946
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.69	$11.34
Value at end of period	$15.94	$13.69
Number of accumulation units outstanding at end of period	18,232	4,493
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$10.74
Value at end of period	$12.46	$10.99
Number of accumulation units outstanding at end of period	6,547	6,304
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.01
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	545
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.73	$10.79
Value at end of period	$13.15	$11.73
Number of accumulation units outstanding at end of period	484	484
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.53	$10.63
Value at end of period	$11.98	$11.53
Number of accumulation units outstanding at end of period	507	22
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.00	$11.46
Value at end of period	$13.21	$12.00
Number of accumulation units outstanding at end of period	11,106	1,890

A 44

Condensed Financial Information (continued)

	2006	2005	2004

ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.41	$10.98
Value at end of period	$11.75	$11.41
Number of accumulation units outstanding at end of period	645	1,008
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.09
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	377
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.86
Value at end of period	$13.61
Number of accumulation units outstanding at end of period	514
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.36	$10.95
Value at end of period	$15.97	$13.36
Number of accumulation units outstanding at end of period	6,805	1,405
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$16.33
Value at end of period	$16.38
Number of accumulation units outstanding at end of period	367
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.71	$10.97
Value at end of period	$18.32	$13.71
Number of accumulation units outstanding at end of period	11,012	2,248
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.60	$11.36
Value at end of period	$15.11	$12.60
Number of accumulation units outstanding at end of period	2,393	694
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.94	$11.59
Value at end of period	$13.69	$11.94
Number of accumulation units outstanding at end of period	3,380	2,826

A 45

Condensed Financial Information (continued)

	2006	2005	2004

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.08	$11.84	$10.73
Value at end of period	$13.87	$12.08	$11.84
Number of accumulation units outstanding at end of period	2,630	1,248	90
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.62	$10.51
Value at end of period	$12.55	$10.62
Number of accumulation units outstanding at end of period	8,168	9,045
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.57	$11.96	$10.43
Value at end of period	$17.25	$13.57	$11.96
Number of accumulation units outstanding at end of period	9,013	7,306	245
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.09	$12.04
Value at end of period	$13.08	$12.09
Number of accumulation units outstanding at end of period	1,359	2,922
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.03	$11.36
Value at end of period	$12.61	$12.03
Number of accumulation units outstanding at end of period	991	3,141
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.17	$11.51
Value at end of period	$14.15	$12.17
Number of accumulation units outstanding at end of period	34,800	16,966
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.83	$10.56
Value at end of period	$13.44	$11.83
Number of accumulation units outstanding at end of period	24,353	925
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.46	$11.01	$10.83
Value at end of period	$12.79	$11.46	$11.01
Number of accumulation units outstanding at end of period	141,588	41,114	2,781

A 46

Condensed Financial Information (continued)

	2006	2005	2004

ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.16	$10.88
Value at end of period	$12.23	$11.16
Number of accumulation units outstanding at end of period	15,246	536
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.10	$10.01
Value at end of period	$10.41	$10.10
Number of accumulation units outstanding at end of period	19,590	1,930
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.24	$10.27
Value at end of period	$13.01	$11.24
Number of accumulation units outstanding at end of period	3,160	3,069
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.23	$10.77
Value at end of period	$12.63	$12.23
Number of accumulation units outstanding at end of period	3,653	5,915
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.40	$11.21
Value at end of period	$15.13	$12.40
Number of accumulation units outstanding at end of period	11,949	3,147
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.88	$10.74	$10.14
Value at end of period	$11.98	$10.88	$10.74
Number of accumulation units outstanding at end of period	8,263	7,898	1,480
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.38	$11.48
Value at end of period	$14.65	$11.38
Number of accumulation units outstanding at end of period	19,478	945
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$11.99	$10.06
Value at end of period	$13.92	$11.99
Number of accumulation units outstanding at end of period	716	220

A 47

Condensed Financial Information (continued)

	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.01	$11.62
Value at end of period	$15.05	$13.01
Number of accumulation units outstanding at end of period	2,617	3,799
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$11.56	$10.64
Value at end of period	$13.07	$11.56
Number of accumulation units outstanding at end of period	2,056	690
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.22	$10.26
Value at end of period	$10.49	$10.22
Number of accumulation units outstanding at end of period	10,522	3,730
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.78	$10.50	$10.18
Value at end of period	$11.56	$10.78	$10.50
Number of accumulation units outstanding at end of period	5,090	436	68
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$10.72
Value at end of period	$12.03	$10.88
Number of accumulation units outstanding at end of period	2,395	2,342
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$10.42
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	1,055
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$12.11
Value at end of period	$13.78
Number of accumulation units outstanding at end of period	2,990
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.98	$10.45
Value at end of period	$12.39	$10.98
Number of accumulation units outstanding at end of period	13,760	5,445

A 48

Condensed Financial Information (continued)

	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.27	$10.63
Value at end of period	$13.20	$11.27
Number of accumulation units outstanding at end of period	11,229	9,574
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.47
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	597
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.34	$11.14	$10.40
Value at end of period	$12.93	$11.34	$11.14
Number of accumulation units outstanding at end of period	5,255	6,100	174
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.84	$10.65
Value at end of period	$12.00	$10.84
Number of accumulation units outstanding at end of period	2,852	1,378
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$12.62	$11.11
Value at end of period	$12.93	$12.62
Number of accumulation units outstanding at end of period	1,337	629
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.10	$10.42
Value at end of period	$12.67	$11.10
Number of accumulation units outstanding at end of period	1,265	1,317
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.63	$11.63
Value at end of period	$18.46	$13.63
Number of accumulation units outstanding at end of period	14,384	3,358
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.77
Value at end of period	$14.29
Number of accumulation units outstanding at end of period	755

A 49

Condensed Financial Information (continued)

	2006	2005	2004

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.35	$10.82
Value at end of period	$12.77	$11.35
Number of accumulation units outstanding at end of period	1,032	1,014
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.45	$11.41	$10.44
Value at end of period	$13.37	$12.45	$11.41
Number of accumulation units outstanding at end of period	3,880	3,109	119
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.39	$12.01
Value at end of period	$13.83	$12.39
Number of accumulation units outstanding at end of period	3,468	2,246
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.09	$10.13
Value at end of period	$10.30	$10.09
Number of accumulation units outstanding at end of period	8,593	346
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.54
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	1,039
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$12.20
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	451
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$10.12
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	1,130
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$12.53	$11.32	$11.32
Value at end of period	$13.93	$12.53	$11.32
Number of accumulation units outstanding at end of period	413	0	18,775

A 50

	Condensed Financial Information (continued)

	2006	2005	2004

PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2006)
Value at beginning of period	$9.17
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	1,329
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.90	$11.22
Value at end of period	$13.43	$11.90
Number of accumulation units outstanding at end of period	116	118

	Separate Account Annual Charges of 1.75%

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.51	$11.86	$10.64
Value at end of period	$14.10	$11.51	$11.86
Number of accumulation units outstanding at end of period	396	374	373
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$11.34	$11.27
Value at end of period	$13.30	$11.34
Number of accumulation units outstanding at end of period	1,950	4,020
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.06	$12.27	$10.84
Value at end of period	$15.40	$14.06	$12.27
Number of accumulation units outstanding at end of period	113,409	46,372	16,055
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.29	$10.88	$9.96
Value at end of period	$13.30	$11.29	$10.88
Number of accumulation units outstanding at end of period	114,112	102,475	44,415

A 51

Condensed Financial Information (continued)

	2006	2005	2004

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.61	$10.86
Value at end of period	$12.60	$12.61
Number of accumulation units outstanding at end of period	2,862	1,168
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.25	$11.84	$10.98
Value at end of period	$13.80	$12.25	$11.84
Number of accumulation units outstanding at end of period	67,764	57,095	42,363
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.44	$11.83	$10.76
Value at end of period	$14.48	$13.44	$11.83
Number of accumulation units outstanding at end of period	54,853	46,983	30,615
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.07	$13.53	$11.60
Value at end of period	$18.69	$16.07	$13.53
Number of accumulation units outstanding at end of period	28,257	27,231	14,401
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.98	$10.72
Value at end of period	$12.43	$10.98
Number of accumulation units outstanding at end of period	2,137	719
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.60	$11.19
Value at end of period	$12.21	$11.60
Number of accumulation units outstanding at end of period	3,152	3,081
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.16	$11.00
Value at end of period	$12.76	$11.16
Number of accumulation units outstanding at end of period	1,838	751
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.85	$11.30
Value at end of period	$12.03	$10.85
Number of accumulation units outstanding at end of period	1,524	1,900

A 52

Condensed Financial Information (continued)

	2006	2005	2004

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.44
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	1,307
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.86
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	3,323
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.72	$9.88	$8.97
Value at end of period	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	11,716	11,260	1,230
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.69	$10.44
Value at end of period	$11.09	$10.69
Number of accumulation units outstanding at end of period	106	107
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$11.09
Value at end of period	$13.18	$11.99
Number of accumulation units outstanding at end of period	5,508	1,774
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.50	$10.26
Value at end of period	$10.58	$10.50
Number of accumulation units outstanding at end of period	12,930	7,839
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.88
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	10,294
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$13.26
Value at end of period	$13.59
Number of accumulation units outstanding at end of period	6,795

A 53

Condensed Financial Information (continued)

	2006	2005	2004

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.35	$13.18
Value at end of period	$15.93	$13.35
Number of accumulation units outstanding at end of period	4,546	416
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.01	$11.45	$11.01
Value at end of period	$15.73	$13.01	$11.45
Number of accumulation units outstanding at end of period	740	544	545
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.69	$10.83
Value at end of period	$18.27	$13.69
Number of accumulation units outstanding at end of period	7,145	2,294
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.92	$13.83	$12.24
Value at end of period	$17.87	$14.92	$13.83
Number of accumulation units outstanding at end of period	4,301	3,482	345
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.75	$13.84	$11.68
Value at end of period	$16.89	$14.75	$13.84
Number of accumulation units outstanding at end of period	13,748	16,332	12,188
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.01	$12.77	$10.74
Value at end of period	$14.91	$13.01	$12.77
Number of accumulation units outstanding at end of period	10,286	8,103	1,982
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$10.61	$10.56
Value at end of period	$12.52	$10.61
Number of accumulation units outstanding at end of period	9,891	42,720

A 54

Condensed Financial Information (continued)

	2006	2005	2004

ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.89	$12.26	$11.10
Value at end of period	$17.63	$13.89	$12.26
Number of accumulation units outstanding at end of period	9,220	3,537	930
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.69	$11.62	$11.31
Value at end of period	$13.72	$12.69	$11.62
Number of accumulation units outstanding at end of period	3,434	3,150	2,601
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.12	$11.80	$11.65
Value at end of period	$14.05	$12.12	$11.80
Number of accumulation units outstanding at end of period	4,860	5,101	4,783
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.81	$9.42	$8.06
Value at end of period	$10.27	$9.81	$9.42
Number of accumulation units outstanding at end of period	31,565	26,069	9,569
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.90	$10.87
Value at end of period	$13.81	$11.90
Number of accumulation units outstanding at end of period	38,722	14,814
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.67	$10.91
Value at end of period	$13.24	$11.67
Number of accumulation units outstanding at end of period	53,213	11,921
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.37	$10.94	$10.09
Value at end of period	$12.68	$11.37	$10.94
Number of accumulation units outstanding at end of period	129,533	53,520	2,634
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.18	$10.70
Value at end of period	$12.24	$11.18
Number of accumulation units outstanding at end of period	41,211	5,794

A 55

Condensed Financial Information (continued)

	2006	2005	2004

ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.94	$14.80	$14.87
Value at end of period	$15.37	$14.94	$14.80
Number of accumulation units outstanding at end of period	25,705	30,531	18,611
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.97	$11.19	$9.92
Value at end of period	$12.34	$11.97	$11.19
Number of accumulation units outstanding at end of period	6,447	5,760	524
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$12.39	$10.36
Value at end of period	$15.10	$12.39
Number of accumulation units outstanding at end of period	7,923	7,995
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$23.66	$23.40	$21.43
Value at end of period	$26.03	$23.66	$23.40
Number of accumulation units outstanding at end of period	27,932	28,026	15,923
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.37	$10.57
Value at end of period	$14.61	$11.37
Number of accumulation units outstanding at end of period	11,383	14,002
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$11.98	$10.06
Value at end of period	$13.88	$11.98
Number of accumulation units outstanding at end of period	3,225	3,300
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.51	$12.14	$10.74
Value at end of period	$15.61	$13.51	$12.14
Number of accumulation units outstanding at end of period	92,843	18,655	2,249
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$20.74	$19.96	$18.00
Value at end of period	$23.42	$20.74	$19.96
Number of accumulation units outstanding at end of period	56,362	14,131	1,698

A 56

Condensed Financial Information (continued)

	2006	2005	2004

ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.18	$13.09	$12.71
Value at end of period	$13.51	$13.18	$13.09
Number of accumulation units outstanding at end of period	29,043	27,791	16,547
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.07	$10.80	$10.00
Value at end of period	$11.85	$11.07	$10.80
Number of accumulation units outstanding at end of period	29,371	24,715	14,808
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.95	$10.64
Value at end of period	$12.57	$10.95
Number of accumulation units outstanding at end of period	2,254	1,354
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.87	$10.63
Value at end of period	$12.00	$10.87
Number of accumulation units outstanding at end of period	14,665	10,960
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.27
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	22
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.47	$10.61
Value at end of period	$13.74	$11.47
Number of accumulation units outstanding at end of period	6,010	779
ING THORNBURG VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.50	$8.52	$8.02
Value at end of period	$9.76	$8.50	$8.52
Number of accumulation units outstanding at end of period	370	1,966	2,044
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.97	$10.54
Value at end of period	$12.36	$10.97
Number of accumulation units outstanding at end of period	15,830	3,518

A 57

Condensed Financial Information (continued)

	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.40	$11.16	$10.03
Value at end of period	$13.34	$11.40	$11.16
Number of accumulation units outstanding at end of period	41,437	36,317	17,573
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.41	$11.16
Value at end of period	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,598	1,723
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.94	$10.85
Value at end of period	$13.41	$11.94
Number of accumulation units outstanding at end of period	1,489	1,867
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$8.80
Value at end of period	$9.67
Number of accumulation units outstanding at end of period	24
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.30	$12.10	$10.55
Value at end of period	$14.01	$12.30	$12.10
Number of accumulation units outstanding at end of period	6,320	4,566	2,111
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.83	$10.64
Value at end of period	$11.97	$10.83
Number of accumulation units outstanding at end of period	8,794	6,628
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.61	$11.77
Value at end of period	$12.90	$12.61
Number of accumulation units outstanding at end of period	3,286	655
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.98
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	34

A 58

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09	$10.87
Value at end of period	$12.64	$11.09
Number of accumulation units outstanding at end of period	4,601	791
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.92	$13.87	$10.86
Value at end of period	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	10,470	8,708	4,329
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.71	$11.07	$10.01
Value at end of period	$13.47	$11.71	$11.07
Number of accumulation units outstanding at end of period	2,556	2,202	273
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.22	$7.04	$6.77
Value at end of period	$9.03	$7.22	$7.04
Number of accumulation units outstanding at end of period	7,553	3,137	126
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.96	$9.64	$8.90
Value at end of period	$11.19	$9.96	$9.64
Number of accumulation units outstanding at end of period	19,376	16,141	9,183
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.75	$12.63	$11.05
Value at end of period	$14.75	$13.75	$12.63
Number of accumulation units outstanding at end of period	18,784	22,970	16,939
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.44	$13.69	$11.44
Value at end of period	$16.10	$14.44	$13.69
Number of accumulation units outstanding at end of period	23,049	31,178	22,926
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.12
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	13,225

A 59

Condensed Financial Information (continued)

	2006	2005	2004

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.95	$12.01
Value at end of period	$13.20	$11.95
Number of accumulation units outstanding at end of period	4	4
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.04	$8.61	$7.98
Value at end of period	$10.28	$9.04	$8.61
Number of accumulation units outstanding at end of period	6,162	6,223	0
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$11.73
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	1,865
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.18
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	3,361
MUTUAL SHARES SECURITIES FUND
(Fund first available during August 2006)
Value at beginning of period	$9.96
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	5,125
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.83	$8.75	$8.29
Value at end of period	$9.86	$8.83	$8.75
Number of accumulation units outstanding at end of period	2,561	2,452	2,451
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.78	$9.21	$8.68
Value at end of period	$11.30	$9.78	$9.21
Number of accumulation units outstanding at end of period	966	985	848

A 60

	Condensed Financial Information (continued)

	2006	2005	2004

PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$7.41	$8.19	$9.03
Value at end of period	$8.02	$7.41	$8.19
Number of accumulation units outstanding at end of period	3,305	3,253	1,230
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.65	$11.53	$10.06
Value at end of period	$13.14	$11.65	$11.53
Number of accumulation units outstanding at end of period	2,148	1,465	967

	Separate Account Annual Charges of 1.90%

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2005)
Value at beginning of period	$11.32	$11.24
Value at end of period	$13.26	$11.32
Number of accumulation units outstanding at end of period	174	174
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.21	$10.83	$9.92
Value at end of period	$13.19	$11.21	$10.83
Number of accumulation units outstanding at end of period	968	841	269
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.59	$12.11
Value at end of period	$12.57	$12.59
Number of accumulation units outstanding at end of period	161	162
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.21	$11.82	$10.97
Value at end of period	$13.73	$12.21	$11.82
Number of accumulation units outstanding at end of period	6,230	5,943	4,853

A 61

Condensed Financial Information (continued)

	2006	2005	2004

ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.39	$11.81	$10.75
Value at end of period	$14.41	$13.39	$11.81
Number of accumulation units outstanding at end of period	3,964	4,313	4,629
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.02	$13.50	$11.60
Value at end of period	$18.60	$16.02	$13.50
Number of accumulation units outstanding at end of period	643	758	455
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$10.97	$10.72
Value at end of period	$12.40	$10.97
Number of accumulation units outstanding at end of period	182	182
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.68	$12.54
Value at end of period	$18.23	$13.68
Number of accumulation units outstanding at end of period	156	156
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.67	$13.78	$12.93
Value at end of period	$16.77	$14.67	$13.78
Number of accumulation units outstanding at end of period	1,271	1,271	1,630
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.94	$12.72	$10.80
Value at end of period	$14.81	$12.94	$12.72
Number of accumulation units outstanding at end of period	2,940	2,941	2,941
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.15	$10.88
Value at end of period	$12.19	$11.15
Number of accumulation units outstanding at end of period	12,918	2,257
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.56	$14.44	$14.57
Value at end of period	$14.96	$14.56	$14.44
Number of accumulation units outstanding at end of period	2,799	1,031	1,549

A 62

Condensed Financial Information (continued)

	2006	2005	2004

ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.94	$11.53
Value at end of period	$12.29	$11.94
Number of accumulation units outstanding at end of period	169	169
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.38	$11.19
Value at end of period	$15.06	$12.38
Number of accumulation units outstanding at end of period	4,022	5,573
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$23.26	$23.04	$21.14
Value at end of period	$25.55	$23.26	$23.04
Number of accumulation units outstanding at end of period	1,440	1,350	472
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.96	$12.89	$12.53
Value at end of period	$13.26	$12.96	$12.89
Number of accumulation units outstanding at end of period	2,455	2,428	2,003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.04	$10.78	$10.00
Value at end of period	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	2,129	2,129	1,526
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.86	$10.34
Value at end of period	$11.97	$10.86
Number of accumulation units outstanding at end of period	189	189
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.37	$11.12
Value at end of period	$13.28	$11.37
Number of accumulation units outstanding at end of period	1,046	906
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.07	$10.87
Value at end of period	$12.60	$11.07
Number of accumulation units outstanding at end of period	714	568

A 63

	Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$19.56	$13.86	$12.57
Value at end of period	$21.44	$19.56	$13.86
Number of accumulation units outstanding at end of period	5,240	0	42
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.14
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	404
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.66	$12.56	$11.33
Value at end of period	$14.63	$13.66	$12.56
Number of accumulation units outstanding at end of period	199	2,791	2,791
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.96
Value at end of period	$13.16
Number of accumulation units outstanding at end of period	158
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$7.39	$8.17	$8.26
Value at end of period	$7.98	$7.39	$8.17
Number of accumulation units outstanding at end of period	1,992	1,990	2,621
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.57	$11.47	$10.50
Value at end of period	$13.03	$11.57	$11.47
Number of accumulation units outstanding at end of period	1,565	1,565	2,009

	Separate Account Annual Charges of 1.95%

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.47	$11.70
Value at end of period	$14.01	$11.47
Number of accumulation units outstanding at end of period	6,942	7,494
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$11.32	$11.11
Value at end of period	$13.25	$11.32
Number of accumulation units outstanding at end of period	8,888	5,994

A 64

Condensed Financial Information (continued)

	2006	2005	2004

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.90	$11.28	$10.45
Value at end of period	$14.09	$12.90	$11.28
Number of accumulation units outstanding at end of period	36,930	19,175	1,350
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.28	$10.89	$10.11
Value at end of period	$13.26	$11.28	$10.89
Number of accumulation units outstanding at end of period	13,861	13,897	1,969
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.59	$11.16
Value at end of period	$12.56	$12.59
Number of accumulation units outstanding at end of period	2,089	5,949
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.22	$10.87	$10.13
Value at end of period	$12.61	$11.22	$10.87
Number of accumulation units outstanding at end of period	46,015	67,163	565
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.74	$11.24	$10.12
Value at end of period	$13.70	$12.74	$11.24
Number of accumulation units outstanding at end of period	81,723	93,650	1,205
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.62	$11.49	$10.33
Value at end of period	$15.81	$13.62	$11.49
Number of accumulation units outstanding at end of period	30,497	28,586	2,179
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.96	$10.52
Value at end of period	$12.39	$10.96
Number of accumulation units outstanding at end of period	14,573	7,892
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.59	$10.87
Value at end of period	$12.17	$11.59
Number of accumulation units outstanding at end of period	192	194

A 65

Condensed Financial Information (continued)

	2006	2005	2004

ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.43
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	1,383
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.84	$11.12
Value at end of period	$11.98	$10.84
Number of accumulation units outstanding at end of period	5,400	4,954
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12	$11.18
Value at end of period	$12.02	$11.12
Number of accumulation units outstanding at end of period	112	111
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$9.91
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	6,897
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.68	$10.78	$10.47
Value at end of period	$13.04	$11.68	$10.78
Number of accumulation units outstanding at end of period	3,811	4,500	497
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.48	$10.29
Value at end of period	$11.88	$11.48
Number of accumulation units outstanding at end of period	62	1,033
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$11.45
Value at end of period	$13.14	$11.97
Number of accumulation units outstanding at end of period	5,700	5,245
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.66
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	550
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$10.51
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	460

A 66

Condensed Financial Information (continued)

	2006	2005	2004

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.33	$11.21
Value at end of period	$15.87	$13.33
Number of accumulation units outstanding at end of period	1,770	291
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.37	$10.82
Value at end of period	$12.19	$11.37
Number of accumulation units outstanding at end of period	521	4,888
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.46	$11.80
Value at end of period	$16.24	$13.46
Number of accumulation units outstanding at end of period	487	42
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.67	$10.50
Value at end of period	$18.21	$13.67
Number of accumulation units outstanding at end of period	3,608	6,864
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.54	$11.64	$11.43
Value at end of period	$14.99	$12.54	$11.64
Number of accumulation units outstanding at end of period	11,162	8,586	573
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.88	$11.17	$10.38
Value at end of period	$13.58	$11.88	$11.17
Number of accumulation units outstanding at end of period	1,729	1,746	124
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.03	$11.83	$10.64
Value at end of period	$13.75	$12.03	$11.83
Number of accumulation units outstanding at end of period	17,788	19,006	38
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.60	$10.41
Value at end of period	$12.48	$10.60
Number of accumulation units outstanding at end of period	2,376	1,781
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.51	$11.94	$11.56
Value at end of period	$17.11	$13.51	$11.94
Number of accumulation units outstanding at end of period	15,111	12,212	450

A 67

Condensed Financial Information (continued)

	2006	2005	2004

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.03	$11.03	$9.99
Value at end of period	$12.98	$12.03	$11.03
Number of accumulation units outstanding at end of period	3,847	4,480	382
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.07	$10.80
Value at end of period	$12.81	$11.07
Number of accumulation units outstanding at end of period	1,009	1,001
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.97	$11.52	$11.03
Value at end of period	$12.50	$11.97	$11.52
Number of accumulation units outstanding at end of period	30,004	24,888	1,415
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.12	$11.47	$10.96
Value at end of period	$14.03	$12.12	$11.47
Number of accumulation units outstanding at end of period	15,528	35,452	23,485
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.77	$11.24	$10.82
Value at end of period	$13.33	$11.77	$11.24
Number of accumulation units outstanding at end of period	52,624	52,281	4
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.41	$11.00	$10.17
Value at end of period	$12.69	$11.41	$11.00
Number of accumulation units outstanding at end of period	94,204	96,248	30,274
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.10	$10.74
Value at end of period	$12.13	$11.10
Number of accumulation units outstanding at end of period	29,569	12,101
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.06	$9.98	$9.99
Value at end of period	$10.32	$10.06	$9.98
Number of accumulation units outstanding at end of period	171,907	23,926	9,833
ING MARKETPRO PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$10.51
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	5,371

A 68

Condensed Financial Information (continued)

	2006	2005	2004

ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.17	$11.40
Value at end of period	$12.53	$12.17
Number of accumulation units outstanding at end of period	12,535	10,016
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.37	$11.19
Value at end of period	$15.04	$12.37
Number of accumulation units outstanding at end of period	1,874	2,313
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.83	$10.73	$10.07
Value at end of period	$11.88	$10.83	$10.73
Number of accumulation units outstanding at end of period	28,833	29,106	7,039
ING MFS UTILITIES PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.35	$11.14
Value at end of period	$14.56	$11.35
Number of accumulation units outstanding at end of period	9,178	9,115
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$11.96	$10.06
Value at end of period	$13.83	$11.96
Number of accumulation units outstanding at end of period	1,731	1,796
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$12.95	$11.66	$11.42
Value at end of period	$14.93	$12.95	$11.66
Number of accumulation units outstanding at end of period	25,302	18,154	4
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$11.50	$11.00
Value at end of period	$12.96	$11.50
Number of accumulation units outstanding at end of period	1,549	496
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.17	$10.12	$10.07
Value at end of period	$10.41	$10.17	$10.12
Number of accumulation units outstanding at end of period	21,768	17,455	5,993
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.73	$10.49	$10.46
Value at end of period	$11.46	$10.73	$10.49
Number of accumulation units outstanding at end of period	18,033	13,314	994

A 69

Condensed Financial Information (continued)

	2006	2005	2004

ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.11
Value at end of period	$12.52	$10.94
Number of accumulation units outstanding at end of period	55	102
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.86	$10.36
Value at end of period	$11.96	$10.86
Number of accumulation units outstanding at end of period	25,216	22,987
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.79
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	559
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.96	$10.65
Value at end of period	$12.32	$10.96
Number of accumulation units outstanding at end of period	38,700	14,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.21	$11.02
Value at end of period	$13.09	$11.21
Number of accumulation units outstanding at end of period	18,406	17,281
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.29	$10.81	$10.60
Value at end of period	$12.29	$11.29	$10.81
Number of accumulation units outstanding at end of period	15,488	15,128	914
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.88	$11.05
Value at end of period	$13.32	$11.88
Number of accumulation units outstanding at end of period	2,772	1,350
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.29	$11.13	$10.34
Value at end of period	$12.83	$11.29	$11.13
Number of accumulation units outstanding at end of period	31,012	20,154	43

A 70

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.82	$10.65
Value at end of period	$11.92	$10.82
Number of accumulation units outstanding at end of period	3,906	1,947
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.59	$11.61
Value at end of period	$12.85	$12.59
Number of accumulation units outstanding at end of period	883	3,355
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$10.61	$10.34
Value at end of period	$12.62	$10.61
Number of accumulation units outstanding at end of period	6,966	5,004
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.07	$10.67
Value at end of period	$12.59	$11.07
Number of accumulation units outstanding at end of period	4,060	406
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.57	$11.85	$10.79
Value at end of period	$18.31	$13.57	$11.85
Number of accumulation units outstanding at end of period	11,307	9,696	1,991
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.54	$9.94
Value at end of period	$13.25	$11.54
Number of accumulation units outstanding at end of period	768	6,853
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.36	$11.01
Value at end of period	$14.17	$11.36
Number of accumulation units outstanding at end of period	1,216	1,337
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.30	$10.96	$10.21
Value at end of period	$12.66	$11.30	$10.96
Number of accumulation units outstanding at end of period	10,617	9,284	2,182

A 71

Condensed Financial Information (continued)

	2006	2005	2004

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.39	$11.40	$10.26
Value at end of period	$13.26	$12.39	$11.40
Number of accumulation units outstanding at end of period	17,362	12,724	2
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.33	$11.71	$10.46
Value at end of period	$13.72	$12.33	$11.71
Number of accumulation units outstanding at end of period	5,528	4,559	1,902
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.06	$10.07
Value at end of period	$10.24	$10.06
Number of accumulation units outstanding at end of period	4,094	2,553
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.94	$11.33
Value at end of period	$13.15	$11.94
Number of accumulation units outstanding at end of period	5,033	9,557
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.24	$10.73	$10.11
Value at end of period	$12.76	$11.24	$10.73
Number of accumulation units outstanding at end of period	3	49	49
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.50
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	1,021
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.64
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	409
MUTUAL SHARES SECURITIES FUND
(Fund first available during July 2006)
Value at beginning of period	$9.83
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	476

A 72

	Condensed Financial Information (continued)

	2006	2005	2004

PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$11.99	$11.31	$10.57
Value at end of period	$13.81	$11.99	$11.31
Number of accumulation units outstanding at end of period	2,689	2,708	38
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$8.51	$9.42	$9.62
Value at end of period	$9.19	$8.51	$9.42
Number of accumulation units outstanding at end of period	12,579	10,503	794
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.84	$11.20
Value at end of period	$13.32	$11.84
Number of accumulation units outstanding at end of period	1,325	1,152

	Separate Account Annual Charges of 2.10%

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.44	$11.71
Value at end of period	$13.96	$11.44
Number of accumulation units outstanding at end of period	1,934	1,026
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.87	$11.27	$11.03
Value at end of period	$14.04	$12.87	$11.27
Number of accumulation units outstanding at end of period	2,689	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.25	$10.92
Value at end of period	$13.21	$11.25
Number of accumulation units outstanding at end of period	1,468	791

A 73

Condensed Financial Information (continued)

	2006	2005	2004

ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.20	$10.86	$10.64
Value at end of period	$12.57	$11.20	$10.86
Number of accumulation units outstanding at end of period	4,148	959	143
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.71	$11.23	$10.90
Value at end of period	$13.65	$12.71	$11.23
Number of accumulation units outstanding at end of period	4,612	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.59	$11.59
Value at end of period	$15.75	$13.59
Number of accumulation units outstanding at end of period	4,059	885
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.57
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	548
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$13.98
Value at end of period	$15.83
Number of accumulation units outstanding at end of period	449
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$14.03
Value at end of period	$16.18
Number of accumulation units outstanding at end of period	452
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$14.54
Value at end of period	$18.16
Number of accumulation units outstanding at end of period	449
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.00	$11.49
Value at end of period	$13.70	$12.00
Number of accumulation units outstanding at end of period	3,681	1,562

A 74

Condensed Financial Information (continued)

	2006	2005	2004

ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$14.13
Value at end of period	$17.05
Number of accumulation units outstanding at end of period	618
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.95	$11.07
Value at end of period	$12.46	$11.95
Number of accumulation units outstanding at end of period	3,905	764
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.61
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	6,409
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.75	$11.10
Value at end of period	$13.28	$11.75
Number of accumulation units outstanding at end of period	3,171	1,449
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.37	$10.99	$10.25
Value at end of period	$12.64	$12.37	$10.99
Number of accumulation units outstanding at end of period	513	0	23,712
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.36	$10.74	$10.50
Value at end of period	$12.09	$11.36	$10.74
Number of accumulation units outstanding at end of period	1,037	0	69
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$12.96
Value at end of period	$15.01
Number of accumulation units outstanding at end of period	488
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.81	$10.70
Value at end of period	$11.84	$10.81
Number of accumulation units outstanding at end of period	2,040	1,148

A 75

Condensed Financial Information (continued)

	2006	2005	2004

ING MFS UTILITIES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.73
Value at end of period	$14.53
Number of accumulation units outstanding at end of period	535
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$12.92	$11.75
Value at end of period	$14.88	$12.92
Number of accumulation units outstanding at end of period	1,968	813
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$11.48	$11.56
Value at end of period	$12.91	$11.48
Number of accumulation units outstanding at end of period	103	103
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.84	$10.82
Value at end of period	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,318	1,743
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.95	$10.64
Value at end of period	$12.29	$10.95
Number of accumulation units outstanding at end of period	2,156	912
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.19	$10.99
Value at end of period	$13.05	$11.19
Number of accumulation units outstanding at end of period	385	105
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.39
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	279
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.17
Value at end of period	$13.28
Number of accumulation units outstanding at end of period	36
A 76

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.27	$11.05
Value at end of period	$12.78	$11.27
Number of accumulation units outstanding at end of period	3,025	797
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.81	$10.86
Value at end of period	$11.89	$10.81
Number of accumulation units outstanding at end of period	110	109
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.06	$10.78
Value at end of period	$12.56	$11.06
Number of accumulation units outstanding at end of period	728	170
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.79	$11.84	$11.14
Value at end of period	$18.25	$13.79	$11.84
Number of accumulation units outstanding at end of period	184	0	685
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.65
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	75
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.61	$11.39	$11.01
Value at end of period	$13.21	$12.61	$11.39
Number of accumulation units outstanding at end of period	270	0	139
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.92	$11.70	$11.52
Value at end of period	$13.67	$12.92	$11.70
Number of accumulation units outstanding at end of period	68	0	132
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.50
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	611

A 77

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING Davis Venture Value Portfolio	ING Davis New York Venture Portfolio
ING FMRSM Earnings Growth Portfolio	ING FMRSM Large Cap Growth Portfolio
ING Goldman Sachs TollkeeperSM Portfolio	ING Global Technology Portfolio
ING JPMorgan Small Cap Equity Portfolio	ING JPMorgan Small Cap Core Equity Portfolio
ING Mercury Large Cap Growth Portfolio	ING BlackRock Large Cap Growth Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: Directed Services LLC	changed without a shareholder vote.
Investment Subadviser: AllianceBernstein, L.P.

ING Empire Traditions– 145042	B1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds Growth Portfolio	Seeks to make your investment grow. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: ING Investments, LLC	changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time. The Portfolio’s investment objective is
Investment Adviser: ING Investments, LLC	not fundamental and may be changed without a shareholder
Investment Adviser to Master Funds: Capital Research	vote.
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: ING Investments, LLC	be changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.
(formerly, ING Mercury Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC (formerly, Mercury Advisors)

ING Capital Guardian U.S. Equities Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Capital Guardian Trust Company

ING EquitiesPlus Portfolio (Class S)	Seeks long term total return that (before fees and expenses)
exceeds total return of the Standard & Poor’s 500®
Investment Adviser: ING Investments, LLC	Composite Stock Price Index (the “S&P 500®”). The
Portfolio’s investment objective is not fundamental and may
Investment Subadviser: ING Investment Management Co.	be changed without a shareholder vote.

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
growth. The Portfolio’s investment objective is not
Investment Adviser: Directed Services LLC	fundamental and may be changed without a shareholder
Investment Subadviser: Evergreen Investment	vote.
Management Company, LLC

ING Evergreen Omega Portfolio (Class S)	Seeks long-term capital growth. The Portfolio’s investment
objective is not fundamental and may be changed without a
Investment Adviser: Directed Services LLC	shareholder vote.
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING Empire Traditions– 145042	B2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Focus 5 Portfolio (Class S)	Seeks total return through capital appreciation and dividend income. The Portfolio’s investment objective is not
Investment Adviser: Directed Services LLC	fundamental and may be changed without a shareholder
Investment Subadviser: ING Investment Management Co.	vote.

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING FMRSM Large Cap Growth Portfolio* (Class S)	Seeks growth of capital over the long term. The Portfolio’s
(formerly, ING FMRSM Earnings Growth Portfolio)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation. The Portfolio’s investment objective is
Investment Adviser: Directed Services LLC	not fundamental and may be changed without a shareholder
Investment Subadviser: Franklin Advisers, Inc.	vote.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income. The
(Class S)	Portfolio’s investment objective is not fundamental and may
be changed without a shareholder vote.
Investment Adviser: Directed Services LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors
with high total return. The Portfolio’s investment objective
Investment Adviser: ING Investments, LLC	is not fundamental and may be changed without a
Investment Subadviser: ING Clarion Real Estate Securities	shareholder vote.
L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Empire Traditions– 145042	B3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Global Technology Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s
(formerly, ING Goldman Sachs TollkeeperSM Portfolio)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Janus Contrarian Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Janus Capital Management, LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio (Class S)	Seeks capital growth over the long term. The Portfolio’s
(formerly, ING JPMorgan Small Cap Equity Portfolio)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Value Opportunities Portfolio (Class S)	Seeks long-term capital appreciation. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: Directed Services LLC	changed without a shareholder vote.
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: Directed Services LLC	changed without a shareholder vote.
Investment Subadviser: Julius Baer Investment
Management, LLC

ING Legg Mason Value Portfolio (Class S)	A non-diversified portfolio that seeks long-term growth of
capital. The Portfolio’s investment objective is not
Investment Adviser: Directed Services LLC	fundamental and may be changed without a shareholder
Investment Subadviser: Legg Mason Capital Management,	vote.
Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital. The objective is not fundamental
and may be changed without a shareholder vote.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Empire Traditions– 145042	B4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income. The
objective is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of
current income. The objective is not fundamental and may
Investment Adviser: ING Investments, LLC	be changed without a shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income. The objective
is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital. The Portfolio’s
(Class S)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks
Investment Subadviser: Massachusetts Financial Services	reasonable opportunity for growth of capital and income.
Company

ING MFS Utilities Portfolio (Class S)	A non-diversified portfolio that seeks total return. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Massachusetts Financial Services
Company

ING Empire Traditions– 145042	B5

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO High Yield Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management. The
Investment Adviser: Directed Services LLC	Portfolio’s investment objective is not fundamental and may
Investment Subadviser: Pacific Investment Management	be changed without a shareholder vote.
Company LLC

ING Pioneer Fund Portfolio (Class S)	Seeks reasonable income and capital growth. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation. The Portfolio’s investment
objective is not fundamental and may be changed without a
Investment Adviser: Directed Services LLC	shareholder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Empire Traditions– 145042	B6

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation
and secondarily seeks current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING VP Index Plus International Equity Portfolio (Class S)	Seeks to outperform the total return performance of the
Morgan Stanley Capital International Europe Australasia
and Far East® Index (“MSCI EAFE® Index”), while
Investment Adviser: ING Investments, LLC
maintaining a market level of risk. The Portfolio’s
Investment Subadviser: ING Investment Management	investment objective is not fundamental and may be
Advisors, B.V.	changed without a shareholder vote.

ING Partners, Inc.
151 Farmington Avenue, Hartford, CT 06156-8962

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Columbia Management Advisors,
LLC

ING Davis New York Venture Portfolio (Service	A non-diversified portfolio that seeks long-term growth of
Class)	capital.
(formerly, ING Davis Venture Value Portfolio)

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan International Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: J.P. Morgan Asset Management
(U.K.) Limited

ING Empire Traditions– 145042	B7

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: ClearBridge Advisors, LLC
(formerly, Salomon Brothers Asset Management Inc.)

ING Neuberger Berman Regency Portfolio (Service Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Neuberger Berman Management
Inc.

ING Oppenheimer Global Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio (Service Class)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Service Class)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Empire Traditions– 145042	B8

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index (S&P MidCap 400
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Financial Services Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management Co.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Service Class 2)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

ING Empire Traditions– 145042	B9

Fund Name and
Investment Adviser/Subadviser	Investment Objective

Fidelity VIP Equity-Income Portfolio (Service Class 2)	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the
Standard & Poor’s 500® Index (S&P 500®).
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ReliaStar Life Insurance Company of New York. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ING Empire Traditions– 145042	B10

APPENDIX C

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ReliaStar Life Insurance Company of New York (“ReliaStar of NY”). The Fixed Interest Division is part of the ReliaStar of NY General Account. Interests in the Fixed Interest Division have not been registered under the
Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the
Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 30,
2007. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please
read the Offering Brochure carefully before you invest in the Fixed Interest Division.

ING Empire Traditions– 145042	C1

APPENDIX D

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of
$10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000.
It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that
Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 –
3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $420 ($7,000 x .06). The amount of the withdrawal paid to you will be $10,500, and in addition, $420 will be deducted from your contract value.

This example does not take into account deduction of any premium taxes.

ING Empire Traditions- 145042	D1

APPENDIX E

ING Empire Traditions- 145042	E1

	Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$100,000	$89,188
	Annuity Factor	5.51	5.51
	Monthly Income	$551.00	$491.43
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	Annuity Factor	n/a	4.17
	MGIB Income	n/a	$820.30

	Income	$551.00	$820.30

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$134,392	$122,065
	Annuity Factor	5.51	5.51
	Monthly Income	$740.50	$672.58
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,065
	Annuity Factor	n/a	4.17
	MGIB Income	n/a	$820.30

	Income	$740.50	$820.30

Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$215,892	$200,279
	Annuity Factor	5.51	5.51
	Monthly Income	$1,189.57	$1,103.54
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$200,279
	Annuity Factor	n/a	4.17
	MGIB Income	n/a	$835.16

	Income	$1,189.57	$1,103.54

Example 4

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%
	Rider Charge	0.00%	0.75%

65	Contract Value	$254,222	$236,130
	Annuity Factor	4.00	4.00
	Monthly Income	$1,016.85	$944.52
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$236,130
	Annuity Factor	n/a	4.18
	MGIB Income	n/a	$987.02

	Income	$1,016.85	$987.02


The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the
MGIB Rollup Rate.

How the MGIB Rollup and MGIB Ratchet values are determined:

The MGIB Rollup Base is equal to the initial contract value (or initial pemium) accumulating at the MGIB Rate (7%
annual effective) until the MGIB Date. The MGIB Rate for any allocations to the designated Special Funds is 0%.

The MGIB Ratchet Base is equal to initial contract value (or initial premium) on the rider date. On each contract anniversary, the MGIB Ratchet Base is set equal to the greater of: 1) the current contract value; and 2) the MGIB
Ratchet Base on the prior contract anniversary date.

For example, with a contract accumulation rate of 8% (Example 3), the MGIB Rollup Base and the MGIB Ratchet
Base are determined as follows:

Age Contract Value

MGIB Ratchet

MGIB Rollup

ING Empire Traditions - 145042	E2


55	100,000	100,000	100,000
56	107,195	107,195	107,000 (=100,000 X (1+7%))
57	114,909	114,909	114,490 (=107,000 X (1+7%))
*	*	*	*
*	*	*	*
*	*	*	*
64	186,972	186,972	183,846
65	200,449	200,449	196,715 (=183,846 X (1+7%))

If 50,000 of the initial contract value were allocated to Special Funds, assuming a contract accumulation rate of 8%
(Example 3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:

Age	Contract Value	MGIB Ratchet	MGIB Rollup
55	100,000	100,000	100,000
56	107,195	107,195	103,500 (=50,000 * (1+7%) + 50,000 * (1 + 0%))
57	114,909	114,909	107,245 (=53,500 * (1+7%) + 50,000 * (1 + 0%))
*	*	*	*
*	*	*	*
*	*	*	*
64	186,972	186,972	141,923
65	200,449	200,449	148,358 (=91,923 * (1+7%) + 50,000 * (1 + 0%))

ING Empire Traditions- 145042	E3

APPENDIX F

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

ING Empire Traditions- 145042	F1

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the
Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: An Additional Withdrawal Amount expires at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for the 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007 a withdrawal of $5,000 is taken which exhausts the Maximum Annual
Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2008 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000-$5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year does not carry over to the 2009 calendar year.

Illustration 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

ING Empire Traditions- 145042	F2

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset
Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

ING Empire Traditions- 145042	F3

APPENDIX G

Minimum Guaranteed Withdrawal Benefit and Excess Withdrawal Amount Examples

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). Effective September 4, 2007, the MGWB rider is no longer available. The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments.
The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB
Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGWB rider, you may not allocate contract value to the GET Fund or the Fixed Interest Division. For Contracts purchased on and after
August 7, 2006, the MGWB rider was available if you elected the premium credit option. (Otherwise, the MGWB rider was not available with the premium credit option).

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment
Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your
Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.
Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Periodic Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. The
Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal.
Any withdrawals greater than the MAW will cause a reduction in the MGWB Withdrawal Account by the proportion that the excess withdrawal bears to the remaining contract value after the withdrawal of the MAW.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the
MAW at the time of the withdrawal. Examples of excess withdrawals are at the end of this appendix.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB
Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal
Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

There are tax implications of withdrawals and payments under the MGWB rider. See “Withdrawals” and “Federal
Tax Considerations” in the prospectus for more information. You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic

ING Empire Traditions- 145042	G1

payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your
Contract so long as your contract value is greater than zero. See “Withdrawals” in the prospectus. However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The
MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;

2)	your MGWB Withdrawal Account is greater than zero;

3)	you have not reached your latest allowable annuity start date;

4)	you have not elected to annuitize your Contract; and

5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;

2)	you have not reached your latest allowable annuity start date;

3)	you have not elected to annuitize your Contract; and

4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of: (i) your Contract’s latest annuity start date; (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal
Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic
Benefit Status until the earliest of: (i) payment of all MGWB periodic payments; (ii) payment of the Commuted
Value (defined below); or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50% . The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the
Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal
Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB
Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is

ING Empire Traditions- 145042	G2

available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner
Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death
(death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit
Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase and Charge. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The
MGWB rider must be purchased on the contract date. The charge for the MGWB rider is as follows:

Maximum Annual Charge if Step-Up Benefit Elected 1.00% of the contract value

Current Annual Charge (Charge Deducted Quarterly) 0.45% of the contract value

Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.45%
(0.12% quarterly) of the contract value. Before May 1, 2005, the annual charge was 0.35% of the contract value.
The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract’s Automatic Periodic Benefit
Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see “Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status” in this prospectus. If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB rider, subject to the maximum annual charge of 1.00% of contract value. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

MGWB Excess Withdrawal Amount Examples
The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual
Withdrawal Amount for transfers and withdrawals in excess of the Maximum Annual Withdrawal Amount (“Excess
Withdrawal Amount”).

Example # 1: Contract Value is greater than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $120,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $110,000 ($120,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

ING Empire Traditions- 145042	G3

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $71,061.95 ($73,000 * (1 - $3,000 /
$113,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $97,345.13 ($100,000 * (1 - $3,000 / $113,000)). The MAW is then recalculated to be 7% of the new EPA, $6,814.15 ($97,345.13 * 7%).

Example # 2: Contract Value is less than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $60,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $50,000 ($60,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $68,867.92 ($73,000 * (1 - $3,000 /
$53,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $94,339.62 ($100,000 * (1 - $3,000 / $53,000)). The MAW is then recalculated to be 7% of the new EPA, $6,603.77 ($94,339.62 * 7%).

Example # 3: Contract Value is equal to the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $80,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $70,000 ($80,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $70,000.00 ($73,000 * (1 - $3,000 /
$73,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $95,890.41 ($100,000 * (1 - $3,000 / $73,000)). The MAW is then recalculated to be 7% of the new EPA, $6,712.32 ($95,890.41 * 7%).

ING Empire Traditions- 145042	G4

APPENDIX H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I.	Subsequent Payments

A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted

Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed
Allocations Funds (0%) is less than 20% of the total amount allocated to the Fixed Allocation Funds and the Other
Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the
$500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to
Accepted Funds, $100,000 to the Fixed Allocation Funds, and $400,000 to Other Funds.

II.	Partial Withdrawals

A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted

Funds ($75,000), 20% to the Fixed Allocation Funds ($20,000), and 5% to Other Funds ($5,000). No Fixed
Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Funds.
Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $200 from the Other
Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,200) is 20% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

ING Empire Traditions - 145042	H1

ReliaStar Life Insurance Company of New York ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.

ING Empire Traditions- 145042	9/4/2007

PART B

Statement of Additional Information

ING Empire Traditions Variable Annuity (formerly, ING SmartDesign Variable Annuity – NY)

Deferred Combination Variable and Fixed Annuity Contract

Issued by SEPARATE ACCOUNT NY-B

of

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein. The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to
ReliaStar Life Insurance Company of New York, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-
9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:

September 4, 2007

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account NY-B.

Description of ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York (“RLNY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name, The Morris Plan Insurance Society. RLNY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health insurance. Until October 1, 2003, RLNY was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company (“Security-Connecticut”). Effective October 1, 2003,
Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is
an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands. RLNY’s financial statements appear in the Statement of Additional Information.
As of December 31, 2006, RLNY had approximately $441.0 million in stockholder's equity and approximately
$2,266.6 billion in total assets, including approximately $878.0 billion of separate account assets. RLNY, an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account NY-B of ReliaStar Life Insurance Company of New York
Separate Account NY-B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract.
The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

ING also owns Directed Services LLC the investment manager of ING Investors Trust and the distributor of the
Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC,
portfolio managers of ING Investors Trust and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns Baring International Investment Limited, another portfolio manager of ING Investors Trust. Our principle office is located at 1000 Woodbury Road, Suite 208,
Woodbury, New York 11797.

Safekeeping of Assets
RLNY acts as its own custodian for Separate Account NY-B.

The Administrator
On November 8, 1996, First Golden American Life Insurance Company of New York (“First Golden”) and ING
USA Annuity and Life Insurance Company (“ING USA”) entered into an administrative service agreement pursuant to which ING USA agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into RLNY
(“merger date”), the expenses incurred by ING USA in relation to this service agreement will be reimbursed by
RLNY on an allocated cost basis. As of the merger date, RLNY will be obligated to reimburse these expenses. For the years ended December 31, 2006, 2005 and 2004, RLNY incurred expenses of $0, $0 and $0, respectively, under the agreement with ING USA.

Also on November 8, 1996, First Golden, ING USA and Directed Services LLC entered into a service agreement pursuant to which First Golden and ING USA agreed to provide Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, RLNY will provide its personnel to provide such services. RLNY expects to charge Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable and second allocated based on the estimated amount of time spent by RLNY’s employees on behalf of Directed
Services LLC. For the year ended December 31, 2006, there were no charges to ING USA and Directed Services
LLC for these services.

1

Independent Registered Public Accounting Firm
Ernst & Young LLP, Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta GA 30308, an Independent Registered Public
Accounting Firm, perform annual audits of RLNY and Separate Account NY-B.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of RLNY, acts as the principal underwriter (as defined in the
Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products
(the “variable insurance products”) issued by RLNY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2006, 2005 and 2004 commissions paid by ING USA, including amounts paid by its affiliated
Company, ReliaStar Life Insurance Company of New York, to Directed Services LLC aggregated $10,048,681,,
$6,964,000 and $2,244,000,, respectively. As of the merger date, RLNY became the depositor for these variable insurance products. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Published Ratings
From time to time, the rating of RLNY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A++ to F. An A++ and a A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under
“Performance Information.” Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples).
Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV’s or contract values.

Illustration of Calculation of AUV
Example 1.
1.	AUV, beginning of period	$10.00000000
2.	Value of securities, beginning of period	$10.00000000
3.	Change in value of securities	0.10000000
4.	Gross investment return (3) divided by (2)	0.01000000
5.	Less daily mortality and expense charge	0.00003446
6.	Less asset based administrative charge	0.00000411
7.	Net investment return (4) minus (5) minus (6)	0.00996163
8.	Net investment factor (1.000000) plus (7)	1.00996163
9.	AUV, end of period (1) multiplied by (8)	$10.09961430
Illustration of Purchase of Units (Assuming No State Premium Tax)
Example 2.
1.	Initial Premium Payment	$1,000
2.	AUV on effective date of purchase (see Example 1)	$10.00000000
3.	Number of Units purchased [(1) divided by (2)]	100.00000000
4.	AUV for valuation date following purchase (see Example 1)	$10.09961430
5.	Contract Value in account for valuation date following
	purchase [(3) multiplied by (4)]	$1,009.96

2

Performance Information
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate
Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account
NY-B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The
“effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender.
You should be aware that there is no guarantee that the Liquid Assets subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock Index, Dow
Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices;
(ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional
Information. Statements contained in this Statement of Additional Information concerning the content of the
Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

3

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
The audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York
Balance Sheets- Statutory Basis as of December 31, 2006 and 2005
Statements of Operations – Statutory Basis for the years ended December 31, 2006 and 2005
Statements of Changes in Capital and Surplus – Statutory Basis for the years ended
December 31, 2006 and 2005
Statements of Cash Flows – Statutory Basis for the years ended December 31, 2006 and 2005
Notes to Financial Statements

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
The audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account NY - B
are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account NY - B
Statement of Assets and Liabilities as of December 31, 2006
Statement of Operations for the year ended December 31, 2006
Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
Notes to Financial Statements

4

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company of New York Years ended December 31, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Financial Statements Statutory Basis Years ended December 31, 2006 and 2005

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company of New York (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department (“New York Insurance Department”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Balance Sheets - Statutory Basis

	Deccember 31
	2006	2005

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 1,704,470	$ 1,726,321
Preferred stocks	4,955	2,000
Common stocks	641	522
Mortgage loans	158,174	192,068
Contract loans	97,662	93,442
Other invested assets	29,749	24,892
Cash and short-term investments	64,965	45,980

Total cash and invested assets	2,060,616	2,085,225

Deferred and uncollected premiums, less loading
(2006-$4,442; 2005-$3,087)	20,681	(5,126)
Accrued investment income	17,864	18,171
Reinsurance balances recoverable	5,559	31,995
Indebtedness from related parties	1,419	508
Federal income tax recoverable	2,626	-
Net deferred tax asset	14,125	12,670
Separate account assets	876,248	661,578
Other assets	188	383

Total admitted assets	$ 2,999,326	$ 2,805,404

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 1,600,504	$ 1,573,626
Accident and health reserves	30,435	17,301
Deposit type contracts	75,164	72,708
Policyholders’ funds	1,614	1,711
Dividends payable	755	761
Policy and contract claims	36,289	33,210

Total policy and contract liabilities	1,744,761	1,699,317

Interest maintenance reserve	4,787	11,511
Accounts payable and accrued expenses	8,324	9,602
Reinsurance balances	1,945	9,430
Indebtedness to related parties	10,315	10,235
Contingency reserve	7,624	13,150
Asset valuation reserve	14,807	14,352
Borrowed money	71,061	97,727
Net transfers to Separate Accounts	(27,189)	(18,246)
Other liabilities	11,048	19,352
Separate account liabilities	873,631	659,078

Total liabilities	2,721,114	2,525,508

Capital and surplus:
Common stock: $2.00 par value; authorized, issued and outstanding
1,377,863 shares	2,756	2,756
Paid-in and contributed surplus	138,881	138,881
Unassigned surplus	136,575	138,259

Total capital and surplus	278,212	279,896

Total liabilities and capital and surplus	$ 2,999,326	$ 2,805,404

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Operations - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 423,674	$ 360,173
Considerations for supplementary contracts with life contingencies	335	150
Net investment income	112,195	113,725
Amortization of interest maintenance reserve	1,590	2,330
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	5,496	7,210
Other revenues	15,664	12,642

Total premiums and other revenues	558,954	496,230

Benefits paid or provided:
Death benefits	83,354	81,175
Annuity benefits	18,644	19,682
Surrender benefits and withdrawals	161,361	154,661
Interest on policy or contract funds	2,812	2,362
Accident and health benefits	11,854	18,114
Other benefits	1,123	1,113
Increase in life, annuity, and accident and health reserves	39,991	15,097
Net transfers to separate accounts	125,313	71,081

Total benefits paid or provided	444,452	363,285

Insurance expenses and other deductions:
Commissions	41,702	31,998
General expenses	53,402	50,102
Insurance taxes, licenses and fees	7,111	6,282
Other (recovered expenses) deductions	(6,862)	165

Total insurance expenses and other deductions	95,353	88,547

Gain from operations before policyholder dividends, federal income taxes
and net realized capital losses	19,149	44,398

Dividends to policyholders	669	655

Gain from operations before federal income taxes and net realized
capital losses	18,480	43,743

Federal income (benefit) taxes	(211)	7,714

Gain from operations before net realized capital losses	18,691	36,029
Net realized capital losses	(811)	(431)

Net income	$ 17,880	$ 35,598

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,756	$ 2,756

Paid-in and contributed surplus:
Balance at beginning and end of year	138,881	138,881

Unassigned surplus:
Balance at beginning of year	138,259	119,226
Net income	17,880	35,598
Change in net unrealized capital gains or losses	2,898	1,929
Change in nonadmitted assets	8,055	6,437
Change in liability for reinsurance in unauthorized companies	2,962	(981)
Change in asset valuation reserve	(455)	1,377
Change in net deferred income tax	(5,542)	(4,527)
Other changes in surplus	118	-
Dividends to stockholder	(27,600)	(20,800)

Balance at end of year	136,575	138,259

Total capital and surplus	$ 278,212	$ 279,896

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Statements of Cash Flows - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$ 396,182	$ 362,193
Net investment income received	115,293	118,312
Commission and expenses paid	(93,750)	(99,494)
Benefits paid	(259,509)	(278,358)
Net transfers to separate accounts	(134,283)	(78,159)
Dividends paid to policyholders	(622)	(622)
Federal income taxes paid	(343)	(24,894)
Miscellaneous income	25,134	17,968

Net cash provided by operations	48,102	16,946

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,324,740	2,224,120
Stocks	-	2,227
Mortgage loans	38,393	36,968
Other invested assets	5,046	4,502
Net gains (losses) on cash and short term investments	(1,333)	18
Miscellaneous proceeds	352	4,370

Total investment proceeds	1,367,198	2,272,205

Cost of investments acquired:
Bonds	1,315,331	2,242,237
Stocks	54	61
Mortgage loans	4,100	14,599
Other invested assets	6,768	6,489
Miscellaneous applications	4,940	3,756

Total cost of investments acquired	1,331,193	2,267,142

Net increase in contract loans	(4,220)	(2,505)

Net cash provided by investment activities	31,785	2,558

Financing and miscellaneous activities
Other cash provided (applied):
Borrowed money	(26,663)	(4,933)
Net deposits (withdrawals) on deposit-type contracts	2,170	(2,271)
Dividends paid to stockholder	(27,600)	(20,800)
Other cash provided (applied)	(8,809)	22,123

Net cash used in financing and miscellaneous activities	(60,902)	(5,881)

Net increase in cash and short-term investments	18,985	13,623
Cash and short-term investments:
Beginning of year	45,980	32,357

End of year	$ 64,965	$ 45,980

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), a Minnesota domiciled insurance company. As of October 1, 2003, ReliaStar is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands.

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, and group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax-advantaged savings for retirement and protection in the event of death.

The Company is presently licensed in all 50 states and the District of Columbia.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

The Company invests in structured securities, including mortgage backed securities/collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For GAAP, assets are re-evaluated based on the

8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory accounting purposes, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required by GAAP.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Statements of Cash Flows: Cash and short-term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Hybrid securities are generally defined as securities including both debt and equity characteristics. During 2005 and prior, hybrid securities were reported as bonds on the balance sheet. During 2006, the NAIC held discussions regarding the appropriate reporting/classification of these securities. Although discussion on the issues will continue into 2007, the short-term reporting guidance from the NAIC recommends that hybrid securities, as defined by this same NAIC guidance, be reported as preferred stock. Therefore, all hybrid securities have been reclassified as preferred stock on the Company’s balance sheet as of December 31, 2006. This resulted in a reclassification of $3.0 from bonds to preferred stock on the Company’s balance sheet as of December 31, 2006.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to not sell the investments for a period of time sufficient to allow for recovery in fair value.

The Company uses derivatives such as options and futures as part of its overall interest rate and other economical risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of

13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost, which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.3% to 11.3% .

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The amount of insurance in force for which the gross premiums were less than the net premiums, according to the standard of valuation required by the New York Insurance Department, was $8.0 billion and $7.3 billion at December 31, 2006 and 2005, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums was $69.7 and $51.8 at December 31, 2006 and 2005, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

Participating Insurance

Participating business approximates less than 3.4% of the Company's ordinary life insurance in force and 6.5% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $0.7 was incurred in 2006 and 2005.

15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred federal income taxes	$ 55,691	$ 64,248
Agents’ debit balances	1,819	1,870
Deferred and uncollected premiums	1,625	918
Other	962	1,116

Total nonadmitted assets	$ 60,097	$ 68,152

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2006.

Guaranteed Benefits

For the Guaranteed Minimum Death Benefits (“GMDB”), Actuarial Guideline 34 (“AG34”) is followed. All the methodology and assumptions (mortality and interest) are contained in the guideline. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a Net Assumed Return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the Net Assumed Returns. This Guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this Guideline clarifies standards for reinsurance transactions involving GMDBs with the Integrated Benefit Streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

For the Guaranteed Minimum Income Benefits (“GMIB”), Actuarial Guideline 39 (“AG39”) is followed. AG39 has two parts, the minimum of which is accrued charges to date for the inforce and the other involves an asset adequacy test which can produce

16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

reserves in addition to the accrued charges. This asset adequacy test was performed at 85 CTE of the present value of net claim costs less the present value of fees. Present values were taken at 4.5% . The equity scenarios used were generated using one blended fund return and a simple lognormal Brownian motion process with 8.1% drift and 18.0% volatility. Projections incorporated best estimate dynamic surrender and election assumptions.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $4.1 and $5.1 at December 31, 2006 and 2005, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Insurance Department. As of December 31, 2006 and 2005, the Company had no such permitted accounting practices.

3. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2006:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 52,774	$ 686	$ 343	$ 53,117
States, municipalities,
and political subdivisions	1,531	5	-	1,536
Foreign government (par value - $8,587)	9,269	690	51	9,908
Foreign other (par value - $189,604)	185,696	2,201	5,158	182,739
Public utilities securities	55,393	957	560	55,790
Corporate securities	650,802	10,348	10,032	651,118
Residential-backed securities	363,050	238	6,061	357,227
Commercial mortgage-backed securities	257,862	1,430	3,491	255,801
Other asset-backed securities	128,093	270	1,015	127,348

Total fixed maturities	1,704,470	16,825	26,711	1,694,584
Preferred stocks	4,955	-	67	4,888
Common stocks	351	290	-	641

Total equity securities	5,306	290	67	5,529

Total	$ 1,709,776	$ 17,115	$ 26,778	$ 1,700,113

18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2005:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 39,667	$ 184	$ 239	$ 39,612
States, municipalities,
and political subdivisions	1,611	-	9	1,602
Foreign government (par value - $8,031)	8,441	448	74	8,815
Foreign other (par value - $206,012)	206,863	3,024	5,172	204,715
Public utilities securities	71,300	2,026	690	72,636
Corporate securities	697,152	13,579	10,222	700,509
Residential-backed securities	399,679	2,134	6,832	394,981
Commercial mortgage-backed securities	266,542	1,135	3,515	264,162
Other asset-backed securities	35,376	399	478	35,297

Total fixed maturities	1,726,631	22,929	27,231	1,722,329
Preferred stocks	2,000	-	-	2,000
Common stocks	298	224	-	522

Total equity securities	2,298	224	-	2,522

Total	$ 1,728,929	$ 23,153	$ 27,231	$ 1,724,851

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2006	2005

	(In Thousands)
Amortized cost	$ 1,704,470	$ 1,726,631
Adjustments for below investment grade bonds	-	(310)

Carrying value	$ 1,704,470	$ 1,726,321

The aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
December 31, 2006	below cost	below cost	below cost	Total

		(In Thousands)
Fair value	$ 788,369	$ 155,529 $	751,314	$ 1,695,212
Unrealized loss	4,310	1,847	20,554	26,711

19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
December 31, 2005	below cost	below cost	below cost	Total

	(In Thousands)
Fair value	$ 545,481	$ 261,390	$254,123	$ 1,060,994
Unrealized loss	10,768	6,613	9,850	27,231

The amortized cost and fair value of investments in bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 55,697	$ 55,421
Due after 1 year through 5 years	354,588	354,120
Due after 5 years through 10 years	289,873	286,012
Due after 10 years	255,307	258,655

	955,465	954,208
Residential-backed securities	363,050	357,227
Commercial mortgage-backed securities	257,862	255,801
Other asset-backed securities	128,093	127,348

Total	$ 1,704,470	$ 1,694,584

At December 31, 2006 and 2005, investments in certificates of deposit and bonds with an admitted asset value of $5.4 and $5.9 were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2006 and 2005, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $27.5 and $16.8, respectively.

Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $0.5 billion and $1.1 billion in 2006 and 2005, respectively.

20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Realized capital (losses) gains	$ (8,157)	$ 3,120
Amount transferred to IMR (net of related taxes of
$(2,764) in 2006 and $1,513 in 2005)	5,133	(2,809)
Federal income tax benefit (expense)	2,213	(742)

Net realized capital losses	$ (811)	$ (431)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Income:
Bonds	$ 93,961	$ 94,809
Mortgage loans	12,662	15,294
Contract loans	6,755	6,341
Other	4,975	3,184

Total investment income	118,353	119,628
Investment expenses	(6,158)	(5,903)

Net investment income	$ 112,195	$ 113,725

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the balance sheet. The repurchase obligation totaled $71.1 and $97.7 at December 31, 2006 and 2005, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $72.8 and $101.8 and fair value of $70.4 and $98.4 at December 31, 2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.3% with various maturity dates ending in December 2036. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2006. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The maximum and minimum lending rates for long-term mortgage loans during 2006 were 6.2% and 6.2% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 55.8% on commercial properties. As of December 31, 2006 and 2005, the Company held no mortgages with interest more than 180 days overdue. The Company did not have an allowance for credit losses, but recorded impairments of nil and $0.5 as of December 31, 2006 and 2005, respectively. No interest was past due as of December 31, 2006.

In the course of the Company’s asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on its investment portfolio or to manage interest rate risk. The impact of such sales were immaterial to 2006 and 2005.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rates wraps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective.

The Company uses options and futures to hedge against increases in market indices. Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of derivatives’ contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains related to such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2006 and 2005:

	Notional	Carrying	Fair
	Amount	Value	Value

(In Thousands)
December 31, 2006
Derivative contracts:
Options owned	$ 25,699	$ 952	$ 952
Futures owned	13,249	(20)	(20)

Total derivatives	$ 38,948	$ 932	$ 932

December 31, 2005
Derivative contracts:
Options owned	$ 24,323	$ 788	$ 788

Total derivatives	$ 24,323	$ 788	$ 788

5. Concentrations of Credit Risk

The Company held less than investment grade corporate bonds with an aggregate book value of $41.4 and $58.4 and an aggregate market value of $42.2 and $58.9 at December 31, 2006 and 2005, respectively. Those holdings amounted to 2.4% of the Company's investments in bonds and 1.4% of total admitted assets at December 31, 2006. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $18.9 and $29.5, with an aggregate NAIC market value of $19.0 and $28.8 at December 31, 2006 and 2005, respectively. The carrying value of these holdings amounted to 1.1% of the Company's investment in bonds and 0.6% of the Company's total admitted assets at December 31, 2006.

23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

At December 31, 2006, the Company’s commercial mortgages involved a concentration of properties located in California (26.1%) and Texas (14.9%) . The remaining commercial mortgages relate to properties located in 24 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $7.6.

6. Annuity Reserves

At December 31, 2006 and 2005, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 11,486	1.0%
At book value less surrender charge	36,731	2.9
At fair value	794,599	63.5

Subtotal	842,816	67.4
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	362,959	29.0
Not subject to discretionary withdrawal	45,612	3.6

Total annuity reserves and deposit fund liabilities	$ 1,251,387	100.0%

December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 12,628	1.2%
At book value less surrender charge	36,924	3.4
At fair value	592,384	55.0

Subtotal	641,936	59.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	387,505	36.0
Not subject to discretionary withdrawal	47,496	4.4

Total annuity reserves and deposit fund liabilities	$ 1,076,937	100.0%

Of the total net annuity reserves and deposit fund liabilities of $1.3 billion at December 31, 2006, $0.5 billion is included in the general account and $0.8 billion is included in the separate account, respectively. Of the total net annuity reserves and deposit fund liabilities of $1.1 billion at December 31, 2005, $0.5 billion is included in the general account and $0.6 billion is included in the separate account, respectively.

24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

7. Employee Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Savings Plan and Employee Stock Ownership Plan (“ESOP”). Substantially all employees of ING North America and its subsidiaries and affiliates are eligible to participate, including the Company’s employees. The Company matching contribution charges allocated to the Company were $1.0 and $0.9 during 2006 and 2005, respectively.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefit paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 221,966	$ 221,966

Reserves for separate accounts with assets at:
Fair value	$ -	$ 843,845	$ 843,845
Amortized cost	3,729	-	3,729

Total reserves	$ 3,729	$ 843,845	$ 847,574

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 3,729	$ -	$ 3,729
At market value	-	841,724	841,724

Subtotal	3,729	841,724	845,453
Not subject to discretionary withdrawal	-	2,121	2,121

Total separate account reserves	$ 3,729	$ 843,845	$ 847,574

25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2005
Premium, consideration or deposits for the year	$ -	$ 157,080	$ 157,080

Reserves for separate accounts with assets at:
Fair value	$ -	$ 635,943	$ 635,943
Amortized cost	5,980	-	5,980

Total reserves	$ 5,980	$ 635,943	$ 641,923

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 5,980	$ -	$ 5,980
At market value	-	633,643	633,643

Subtotal	5,980	633,643	639,623
Not subject to discretionary withdrawal	-	2,300	2,300

Total separate account reserves	$ 5,980	$ 635,943	$ 641,923

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2006	2005

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 221,966	$ 157,448
Transfers from separate accounts	(96,653)	(86,534)

Net transfers from separate accounts	125,313	70,914
Reconciling adjustments:
Miscellaneous transfers	-	167

Transfers as reported in the statements of operations	$ 125,313	$ 71,081

26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2006 and 2005 were as follows:

		Guaranteed
		Minimum
	Guaranteed	Accumulation/	Guaranteed
	Minimum Death	Withdrawal Benefit	Minimum Income
	Benefit (GMDB)	(GMAB/GMWB)	Benefit (GMIB)

		(In Thousands)
December 31, 2006
Separate Account Liability	$ 524,952	$ 85,910	$ 197,247
Gross amount of reserve	1,394	466	1,088
Reinsurance reserve credit	371	-	-

December 31, 2005
Separate Account Liability	322,515	36,437	61,302
Gross amount of reserve	1,384	90	773
Reinsurance reserve credit	286	-	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005, was $523.2 and $321.5, respectively.

9. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $7.1 and $6.4 for the years ended December 31, 2006 and 2005, respectively.

27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	Year ended December 31
	2006	2005

	(In Thousands)
Premiums	$ 43,486	$ 52,296
Benefits paid or provided	46,703	47,487
Policy and contract liabilities at year end	163,296	146,566

The Company has been in dispute with National Travelers Life Company (“NTL”) over a cancer block of business that was subject to two Modified Coinsurance Agreements (“Agreements”) between the parties that ceded 95% of this insurance from the Company to NTL. During 2004, this dispute was filed with an independent arbitration panel (“Panel”).

During the third quarter of 2006, a settlement was reached with NTL to resolve all outstanding issues with the exception of fees and expenses and the agreements were commuted as of September 5, 2006. The Company recognized $21.2 in pretax income related to this settlement in 2006.

The amount of reinsurance commuted during 2006 included benefits received of $45.0, expense allowance adjustments of $13.0 and premiums of $36.7.

10. Federal Income Taxes

Effective January 1, 2006, the Company files a consolidated federal income tax return with its ultimate parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return has been provided to the Department of Insurance.

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2006	2005

	(In Thousands)
Federal tax (benefit) expense on operations	$ (211)	$ 7,714
Federal tax (benefit) expense on capital gains (losses)	(2,213)	742

Total current tax (benefit) expense incurred	$ (2,424)	$ 8,456

28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 27,032	$ 25,728
Insurance reserves	44,026	40,625
Investments	1,354	816
Compensation	2,524	1,714
Nonadmitted assets	1,542	2,044
Unrealized loss on investments	-	189
Litigation accruals	2,668	4,602
Other	2,354	2,209

Total deferred tax assets	81,500	77,927
Deferred tax assets nonadmitted	(55,691)	(64,248)

Admitted deferred tax assets	25,809	13,679

Deferred tax liabilities resulting from book/tax differences in:
Investments	950	937
Deferred and uncollected premium	9,362	-
Unrealized gain on investments	1,372	-
Other	-	72

Total deferred tax liabilities	11,684	1,009

Net admitted deferred tax asset	$ 14,125	$ 12,670

The change in net deferred income taxes is comprised of the following:

	December 31
	2006	2005	Change

	(In Thousands)
Total deferred tax assets	$ 81,500	$ 77,927	$ 3,573
Total deferred tax liabilities	(11,684)	(1,009)	(10,675)

Net deferred tax asset	$ 69,816	$ 76,918	(7,102)

Less current year change in unrealized gains			1,560

Change in net deferred income tax			(5,542)

Less other items in surplus:
Current year change in nonadmitted assets			(196)
Unrealized gains			697

Change in deferred taxes for rate reconciliation			$ (5,041)

29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2006

(In Thousands)
Ordinary income	$ 18,480
Capital losses	(3,024)

Total pre-tax book income	$ 15,456

Provision computed at statutory rate	$ 5,410
Dividends received deduction	(658)
Interest maintenance reserve	(2,361)
Other	226

Total	$ 2,617

Federal income taxes incurred	$ (2,424)
Change in net deferred income taxes	5,041

Total statutory income taxes	$ 2,617

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0.2 and $8.6 from 2006 and 2005, respectively.

Under the intercompany tax sharing agreement, the Company has a receivable from its parent of $2.6 and a payable to its parent of $0.1 for federal income taxes as of December 31, 2006 and 2005, respectively.

11. Capital and Surplus

Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $6.0. Without the approval of the Superintendent of the State of New York, the company may not pay in any calendar year any dividend which, when combined with other dividends paid within that calendar year, exceeds the lesser of 10% of the Company’s statutory surplus at prior year end or 100% of the Company’s statutory net gain from operations for the prior calendar year.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

12. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amount and fair values of the Company’s financial instruments are summarized as follows:

			December 31
	2006		2005

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

			(In Thousands)
Assets:
Bonds	$ 1,704,470	$ 1,694,584	$ 1,726,321	$ 1,722,329
Preferred stocks	4,955	4,888	2,000	2,000
Unaffiliated common stocks	641	641	298	522
Mortgage loans	158,174	161,737	192,068	199,928
Derivatives securities	932	932	788	788
Contract loans	97,662	97,662	93,442	93,442
Cash, cash equivalents and
short-term investments	64,965	64,965	45,980	45,980
Separate account assets	876,248	876,248	661,578	661,578
Receivable for securities	3,456	3,456	3,212	3,212
Liabilities:
Policyholder funds	1,614	1,614	1,711	1,711
Separate account liabilities	873,631	873,631	659,078	659,078

31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.0% and 9.1% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2006 and 2005 is $1.7 billion.

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps and forwards) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of deposit-type contracts, policyholder funds and policyholder dividends approximate their fair values.

The carrying values of all other financial instruments approximate their fair values.

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

13. Commitments and Contingencies

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $19.6 and $9.5 at December 31, 2006 and 2005, respectively, in partnerships reported in other invested assets on the balance sheets. The $19.6 includes limited partnerships, private placements, and mortgages. In addition, these future commitments are not on the balance sheet.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through April 2014. Rental expense for 2006 and 2005 was approximately $0.2.

At December 31, 2006, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2007	$ 110
2008	72
2009	52
2010	12
2011	4
Thereafter	10

Certain rental commitments have renewal options extending through the year 2014 subject to adjustments in future periods.

Legal Proceedings

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the

34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

14. Financing Arrangements

The Company maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $30.0 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.4% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006 and 2005. At December 31, 2006 and 2005, the Company had no amounts payable to BONY.

The Company maintains a line of credit agreement with Svenska Handelsbanken (“Svenska”). Under this agreement, the Company can borrow up $30.0 from Svenska. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100.0. Under this agreement, the Company incurred interest expense of $0 for the year ended December 31, 2006. At December 31, 2006, the Company had no borrowings under this agreement. The Company did not have this agreement in 2005.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $30.0. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75.0. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2006 and 2005, respectively. The Company had no borrowings under this agreement at December 31, 2006 and 2005, respectively.

35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company borrowed $290.0 and repaid $290.0 in 2006 and borrowed $530.2 and repaid $530.2 in 2005. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was immaterial during 2006 and 2005, respectively.

15. Related Party Transactions

Affiliates: Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly owned subsidiary of its parent.

Administrative Services Agreements: The Company has entered into services agreements with certain of its affiliated companies in the United States ("affiliated companies") whereby the affiliated companies provide certain administrative, management, professional, advisory, consulting and other services to the Company. Net fees charged under these agreements were $52.6 and $39.6 for the years ended December 31, 2006 and 2005, respectively.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management services. Total fees under the agreement were approximately $2.6 and $2.6 for the years ended December 31, 2006 and 2005, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, the Company and ING AIH can borrow up to 5.0% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any Company borrowing or on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with similar duration. Under this agreement, the Company incurred minimal interest expense and earned minimal interest income for the years ended December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, the Company had no amounts receivable from or payable to ING AIH.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

16. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collected in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $0.1 and $0.3 for this liability as of December 31, 2006 and 2005, respectively. The Company has also recorded an asset of $0.2 and $0.2 as of December 31, 2006 and 2005, respectively, for future credits to premium taxes for assessments already paid.

17. Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written

(In Thousands)
ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 29,994

The aggregate amount of premiums written through managing general agents or third party administrators during 2006 is $31.8.

37

FINANCIAL STATEMENTS

ReliaStar Life Insurance Company of New York Separate Account NY-B

Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Financial Statements Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trusts:
Mutual Shares Securities Fund - Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service Class
ING Equities Plus Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Global Real Estate Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING Global Technology Portfolio - Service Class
ING International Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class

ING Investors Trust (continued):
ING Lord Abbett Affiliated Portfolio - Service Class
ING MarketPro Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S
ING VP Financial Services Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S

Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio
Legg Mason Partners Variable Lifestyle Growth Portfolio
Legg Mason Partners Variable Lifestyle High Growth Portfolio
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable International All Cap Growth
Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Money Market Portfolio
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund, Variable Series - Class B
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II
Pioneer Small Company VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Putnam Variable Trust:
Putnam VT International Growth and Income
Fund - Class IB Shares

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of New York Separate Account NY-B at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
	AIM V.I.	Fidelity® VIP	Fidelity® VIP		AllianceBernstein
	Leisure Fund	Equity-Income	Contrafund®	Mutual Shares	Mid Cap Growth
	- Series I	Portfolio -	Portfolio -	Securities	Portfolio - Service
	Shares	Service Class 2	Service Class 2	Fund - Class 2	Class

Assets
Investments in mutual funds
at fair value	$ 386	$ 5,025	$ 12,707	$ 1,020	$ 2,388
Total assets	386	5,025	12,707	1,020	2,388

Liabilities
Payable to related parties	-	1	2	-	-
Total liabilities	-	1	2	-	-
Net assets	$ 386	$ 5,024	$ 12,705	$ 1,020	$ 2,388

Total number of mutual fund shares	27,897	194,256	408,444	49,820	140,997

Cost of mutual fund shares	$ 343	$ 4,799	$ 12,334	$ 970	$ 2,452

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING		ING	ING
	ING	American	ING	BlackRock	BlackRock
	American	Funds	American	Large Cap	Large Cap
	Funds	Growth-	Funds	Growth	Value
	Growth	Income	International	Portfolio -	Portfolio -
	Portfolio	Portfolio	Portfolio	Service Class Service Class

Assets
Investments in mutual funds
at fair value	$ 25,912	$ 19,833	$ 12,771	$ 522	$ 410
Total assets	25,912	19,833	12,771	522	410

Liabilities
Payable to related parties	4	3	2	-	-
Total liabilities	4	3	2	-	-
Net assets	$ 25,908	$ 19,830	$ 12,769	$ 522	$ 410

Total number of mutual fund shares	403,048	451,779	566,082	45,195	29,523

Cost of mutual fund shares	$ 23,362	$ 17,638	$ 10,754	$ 505	$ 383

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Capital			ING
	Guardian	ING Capital		Evergreen	ING
	Small/Mid	Guardian	ING	Health	Evergreen
	Cap Portfolio U.S. Equities		EquitiesPlus	Sciences	Omega
	- Service	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,207	$ 832	$ 165	$ 2,896	$ 82
Total assets	2,207	832	165	2,896	82

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,207	$ 832	$ 165	$ 2,896	$ 82

Total number of mutual fund shares	168,754	66,767	15,171	237,973	7,113

Cost of mutual fund shares	$ 1,750	$ 758	$ 153	$ 2,604	$ 78

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING FMRSM
	Diversified	Large Cap	Mid Cap	ING Franklin	ING Global
	Mid Cap	Growth	Growth	Income	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 5,133	$ 611	$ 3,037	$ 2,809	$ 2,017
Total assets	5,133	611	3,037	2,809	2,017

Liabilities
Payable to related parties	1	-	1	-	-
Total liabilities	1	-	1	-	-
Net assets	$ 5,132	$ 611	$ 3,036	$ 2,809	$ 2,017

Total number of mutual fund shares	383,640	56,288	242,347	254,692	150,430

Cost of mutual fund shares	$ 5,065	$ 602	$ 3,398	$ 2,664	$ 1,725

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
					JPMorgan
					Emerging
	ING Global	ING Global	ING	ING Janus	Markets
	Resources	Technology	International	Contrarian	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 3,099	$ 161	$ 268	$ 756	$ 5,656
Total assets	3,099	161	268	756	5,656

Liabilities
Payable to related parties	1	-	-	-	1
Total liabilities	1	-	-	-	1
Net assets	$ 3,098	$ 161	$ 268	$ 756	$ 5,655

Total number of mutual fund shares	142,558	22,763	24,979	50,761	288,886

Cost of mutual fund shares	$ 3,021	$ 160	$ 220	$ 663	$ 4,640

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING	ING		ING Legg
	JPMorgan	JPMorgan		Mason
	Small Cap	Value	ING Julius	Partners All	ING Legg
	Core Equity	Opportunities	Baer Foreign	Cap Portfolio	Mason Value
	Portfolio -	Portfolio -	Portfolio -	- Service	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 5,979	$ 1,677	$ 6,380	$ 2,440	$ 6,450
Total assets	5,979	1,677	6,380	2,440	6,450

Liabilities
Payable to related parties	1	-	1	-	1
Total liabilities	1	-	1	-	1
Net assets	$ 5,978	$ 1,677	$ 6,379	$ 2,440	$ 6,449

Total number of mutual fund shares	420,150	132,123	378,171	157,831	572,856

Cost of mutual fund shares	$ 5,524	$ 1,433	$ 5,368	$ 1,999	$ 5,881

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING		ING
	LifeStyle	ING	LifeStyle		ING Limited
	Aggressive	LifeStyle	Moderate	ING LifeStyle	Maturity
	Growth	Growth	Growth	Moderate	Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 17,437	$ 34,978	$ 37,760	$ 14,588	$ 754
Total assets	17,437	34,978	37,760	14,588	754

Liabilities
Payable to related parties	3	5	5	2	-
Total liabilities	3	5	5	2	-
Net assets	$ 17,434	$ 34,973	$ 37,755	$ 14,586	$ 754

Total number of mutual fund shares	1,238,447	2,600,584	2,949,971	1,180,229	70,255

Cost of mutual fund shares	$ 15,614	$ 31,817	$ 34,674	$ 13,531	$ 807

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING Lord			ING Marsico
	ING Liquid	Abbett	ING	ING Marsico	International
	Assets	Affiliated	MarketPro	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,051	$ 459	$ 270	$ 7,185	$ 3,418
Total assets	7,051	459	270	7,185	3,418

Liabilities
Payable to related parties	1	-	-	1	1
Total liabilities	1	-	-	1	1
Net assets	$ 7,050	$ 459	$ 270	$ 7,184	$ 3,417

Total number of mutual fund shares	7,050,899	36,236	23,821	433,356	223,694

Cost of mutual fund shares	$ 7,051	$ 431	$ 260	$ 8,125	$ 2,718

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING
	ING MFS	ING MFS	Oppenheimer	ING PIMCO	ING PIMCO
	Total Return	Utilities	Main Street	Core Bond	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 10,546	$ 3,492	$ 5,445	$ 6,526	$ 4,332
Total assets	10,546	3,492	5,445	6,526	4,332

Liabilities
Payable to related parties	2	-	1	1	1
Total liabilities	2	-	1	1	1
Net assets	$ 10,544	$ 3,492	$ 5,444	$ 6,525	$ 4,331

Total number of mutual fund shares	555,053	239,842	274,607	599,233	419,804

Cost of mutual fund shares	$ 9,864	$ 2,946	$ 5,221	$ 6,462	$ 4,283

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
		ING Pioneer	ING T. Rowe	ING T. Rowe	Templeton
	ING Pioneer	Mid Cap	Price Capital	Price Equity	Global
	Fund	Value	Appreciation	Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 130	$ 3,836	$ 10,171	$ 7,184	$ 3,772
Total assets	130	3,836	10,171	7,184	3,772

Liabilities
Payable to related parties	-	-	1	1	1
Total liabilities	-	-	1	1	1
Net assets	$ 130	$ 3,836	$ 10,170	$ 7,183	$ 3,771

Total number of mutual fund shares	10,085	311,830	382,243	463,802	260,284

Cost of mutual fund shares	$ 119	$ 3,501	$ 9,535	$ 6,414	$ 3,452

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS	Kampen	Kampen	Kampen	ING Van
	U.S.	Equity	Global	Growth and	Kampen Real
	Allocation	Growth	Franchise	Income	Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 639	$ 414	$ 1,567	$ 2,443	$ 4,967
Total assets	639	414	1,567	2,443	4,967

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 639	$ 414	$ 1,567	$ 2,443	$ 4,966

Total number of mutual fund shares	58,240	34,885	98,450	86,419	127,725

Cost of mutual fund shares	$ 563	$ 401	$ 1,455	$ 2,102	$ 4,245

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING VP	ING Wells	ING Wells
	Index Plus	Fargo Mid	Fargo Small	ING Baron	ING Columbia
	International	Cap	Cap	Small Cap	Small Cap
	Equity	Disciplined	Disciplined	Growth	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 412	$ 2,279	$ 338	$ 4,008	$ 865
Total assets	412	2,279	338	4,008	865

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 412	$ 2,279	$ 338	$ 4,008	$ 865

Total number of mutual fund shares	31,459	128,350	29,695	218,633	85,245

Cost of mutual fund shares	$ 371	$ 2,072	$ 321	$ 3,665	$ 811

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING
		ING	ING	ING	JPMorgan
	ING Davis	Fundamental	Fundamental	JPMorgan	Mid Cap
	Venture Value	Research	Research	International	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,440	$ 2,342	$ 5	$ 2,290	$ 983
Total assets	2,440	2,342	5	2,290	983

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 2,440	$ 2,341	$ 5	$ 2,290	$ 983

Total number of mutual fund shares	123,881	233,290	529	141,004	60,804

Cost of mutual fund shares	$ 2,341	$ 2,259	$ 5	$ 1,976	$ 845

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING Legg
	Mason	ING	ING
	Partners	Neuberger	Neuberger	ING	ING
	Aggressive	Berman	Berman	Oppenheimer Oppenheimer
	Growth	Partners	Regency	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,129	$ 817	$ 47	$ 265	$ 8,194
Total assets	1,129	817	47	265	8,194

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 1,129	$ 817	$ 47	$ 265	$ 8,193

Total number of mutual fund shares	23,280	74,978	4,371	15,879	502,375

Cost of mutual fund shares	$ 1,014	$ 816	$ 45	$ 197	$ 7,192

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING
	Templeton	ING	ING UBS	ING UBS	ING Van
	Foreign	Thornburg	U.S. Large	U.S. Small	Kampen
	Equity	Value	Cap Equity	Cap Growth	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 466	$ 12	$ 581	$ 7	$ 3,697
Total assets	466	12	581	7	3,697

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 466	$ 12	$ 581	$ 7	$ 3,696

Total number of mutual fund shares	38,820	365	55,605	716	277,983

Cost of mutual fund shares	$ 422	$ 9	$ 494	$ 6	$ 3,369

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Van
	Kampen
	Equity and	ING GET	ING GET	ING GET	ING GET
	Income	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Series 1	Series 2	Series 3	Series 4

Assets
Investments in mutual funds
at fair value	$ 542	$ 3,543	$ 5,521	$ 3,016	$ 3,272
Total assets	542	3,543	5,521	3,016	3,272

Liabilities
Payable to related parties	-	1	1	1	1
Total liabilities	-	1	1	1	1
Net assets	$ 542	$ 3,542	$ 5,520	$ 3,015	$ 3,271

Total number of mutual fund shares	14,182	340,717	537,632	291,725	304,929

Cost of mutual fund shares	$ 507	$ 3,404	$ 5,368	$ 2,903	$ 3,056

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Assets
Investments in mutual funds
at fair value	$ 3,886	$ 1,862	$ 3,583	$ 680	$ 381
Total assets	3,886	1,862	3,583	680	381

Liabilities
Payable to related parties	1	-	1	-	-
Total liabilities	1	-	1	-	-
Net assets	$ 3,885	$ 1,862	$ 3,582	$ 680	$ 381

Total number of mutual fund shares	352,953	168,029	325,438	61,482	34,892

Cost of mutual fund shares	$ 3,539	$ 1,686	$ 3,267	$ 619	$ 351

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING VP
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	Global Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Dividend
	Series 10	Series 11	Series 12	Series 13	Portfolio

Assets
Investments in mutual funds
at fair value	$ 997	$ 5,357	$ 1,171	$ 9,556	$ 376
Total assets	997	5,357	1,171	9,556	376

Liabilities
Payable to related parties	-	1	-	2	-
Total liabilities	-	1	-	2	-
Net assets	$ 997	$ 5,356	$ 1,171	$ 9,554	$ 376

Total number of mutual fund shares	91,413	496,474	103,121	940,566	40,077

Cost of mutual fund shares	$ 921	$ 5,013	$ 1,043	$ 9,583	$ 302

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Value	Financial
	LargeCap	MidCap	SmallCap	Opportunity	Services
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S

Assets
Investments in mutual funds
at fair value	$ 4,052	$ 5,949	$ 5,396	$ 158	$ 1,067
Total assets	4,052	5,949	5,396	158	1,067

Liabilities
Payable to related parties	1	1	1	-	-
Total liabilities	1	1	1	-	-
Net assets	$ 4,051	$ 5,948	$ 5,395	$ 158	$ 1,067

Total number of mutual fund shares	233,971	318,315	303,302	10,066	80,021

Cost of mutual fund shares	$ 3,569	$ 5,735	$ 5,015	$ 136	$ 1,003

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					Legg Mason
	ING VP	ING VP		ING VP	Partners
	MidCap	SmallCap	ING VP	Intermediate	Variable
	Opportunities	Opportunities	Balanced	Bond	Lifestyle
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Balanced
	Class S	Class S	Class S	Class S	Portfolio

Assets
Investments in mutual funds
at fair value	$ 45	$ 534	$ 323	$ 3,858	$ 2,546
Total assets	45	534	323	3,858	2,546

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 45	$ 534	$ 323	$ 3,858	$ 2,545

Total number of mutual fund shares	5,649	27,030	22,166	299,316	203,324

Cost of mutual fund shares	$ 36	$ 486	$ 306	$ 3,900	$ 2,328

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

Legg Mason
	Legg Mason	Legg Mason		Partners	Legg Mason
	Partners	Partners	Legg Mason	Variable	Partners
	Variable	Variable	Partners	International	Variable
	Lifestyle	Lifestyle High	Variable High	All Cap	Large Cap
	Growth	Growth	Income	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 975	$ 447	$ 217	$ 219	$ 663
Total assets	975	447	217	219	663

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 974	$ 447	$ 217	$ 219	$ 663

Total number of mutual fund shares	85,068	31,557	29,643	12,673	30,526

Cost of mutual fund shares	$ 885	$ 407	$ 214	$ 244	$ 552

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	Legg Mason	Colonial
	Partners	Small Cap	Pioneer
	Variable	Value Fund,	Small Cap
	Money	Variable	Value VCT
	Market	Series - Class	Portfolio -	ProFund VP	ProFund VP
	Portfolio	B	Class II	Bull	Europe 30

Assets
Investments in mutual funds
at fair value	$ 188	$ 1,397	$ 205	$ 101	$ 132
Total assets	188	1,397	205	101	132

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 188	$ 1,397	$ 205	$ 101	$ 132

Total number of mutual fund shares	187,588	67,783	11,532	3,336	4,131

Cost of mutual fund shares	$ 188	$ 1,244	$ 195	$ 94	$ 118

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ProFund VP
	Rising Rates	ProFund VP
	Opportunity	Small-Cap

Assets
Investments in mutual funds
at fair value	$ 495	$ 309
Total assets	495	309

Liabilities
Payable to related parties	-	-
Total liabilities	-	-
Net assets	$ 495	$ 309

Total number of mutual fund shares	23,910	8,299

Cost of mutual fund shares	$ 485	$ 286

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		Fidelity® VIP
		Equity-	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Income	Growth	Contrafund®	Mutual
	Leisure Fund	Portfolio -	Portfolio -	Portfolio -	Shares
	- Series I	Service Class	Service Class	Service Class	Securities
	Shares	2	2	2	Fund - Class 2

Net investment income (loss)
Income:
Dividends	$ 4	$ 116	$ 2	$ 95	$ 1
Total investment income	4	116	2	95	1
Expenses:
Mortality, expense risk
and other charges	6	58	4	139	3
Annual administrative charges	-	-	-	2	-
Contingent deferred sales charges	-	4	1	2	-
Other contract charges	1	5	-	27	1
Total expenses	7	67	5	170	4
Net investment income (loss)	(3)	49	(3)	(75)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	55	174	100	-
Capital gains distributions	20	496	-	949	3
Total realized gain (loss) on investments
and capital gains distributions	26	551	174	1,049	3
Net unrealized appreciation
(depreciation) of investments	49	38	(131)	(137)	50
Net realized and unrealized gain (loss)
on investments	75	589	43	912	53
Net increase (decrease) in net assets
resulting from operations	$ 72	$ 638	$ 40	$ 837	$ 50

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING		ING
	ING	ING	American	ING	BlackRock
	AllianceBernstein	American	Funds	American	Large Cap
	Mid Cap Growth	Funds	Growth-	Funds	Growth
	Portfolio - Service	Growth	Income	International	Portfolio -
	Class	Portfolio	Portfolio	Portfolio	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 31	$ 98	$ 62	$ -
Total investment income	-	31	98	62	-
Expenses:
Mortality, expense risk
and other charges	28	282	225	139	6
Annual administrative charges	-	2	2	1	-
Contingent deferred sales charges	-	2	2	1	-
Other contract charges	6	85	71	43	2
Total expenses	34	371	300	184	8
Net investment income (loss)	(34)	(340)	(202)	(122)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	194	291	151	191	1
Capital gains distributions	247	21	49	18	33
Total realized gain (loss) on investments
and capital gains distributions	441	312	200	209	34
Net unrealized appreciation
(depreciation) of investments	(397)	1,456	1,736	1,244	1
Net realized and unrealized gain (loss)
on investments	44	1,768	1,936	1,453	35
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 1,428	$ 1,734	$ 1,331	$ 27

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING	ING Capital
	BlackRock	Guardian	ING Capital	ING Eagle
	Large Cap	Small/Mid	Guardian	Asset Capital
	Value	Cap Portfolio U.S. Equities Appreciation			ING EquitiesPlus
	Portfolio -	- Service	Portfolio -	Portfolio -	Portfolio - Service
	Service Class	Class	Service Class Service Class		Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 10	$ 3	$ 15	$ -
Total investment income	2	10	3	15	-
Expenses:
Mortality, expense risk
and other charges	4	33	11	10	1
Annual administrative charges	-	1	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	1	2	1	2	-
Total expenses	5	36	12	12	1
Net investment income (loss)	(3)	(26)	(9)	3	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	68	51	22	2
Capital gains distributions	7	-	49	105	-
Total realized gain (loss) on investments
and capital gains distributions	14	68	100	127	2
Net unrealized appreciation
(depreciation) of investments	22	188	(30)	(34)	12
Net realized and unrealized gain (loss)
on investments	36	256	70	93	14
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 230	$ 61	$ 96	$ 13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING
	Evergreen	ING	ING FMRSM	ING FMRSM	ING FMRSM
	Health	Evergreen	Diversified	Large Cap	Mid Cap
	Sciences	Omega	Mid Cap	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	31	2	62	7	32
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	10	-	20	-	1
Total expenses	41	2	82	7	34
Net investment income (loss)	(41)	(2)	(82)	(7)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	62	7	15	5	(180)
Capital gains distributions	1	-	368	-	-
Total realized gain (loss) on investments
and capital gains distributions	63	7	383	5	(180)
Net unrealized appreciation
(depreciation) of investments	246	2	(5)	(1)	319
Net realized and unrealized gain (loss)
on investments	309	9	378	4	139
Net increase (decrease) in net assets
resulting from operations	$ 268	$ 7	$ 296	$ (3)	$ 105

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Franklin	ING Global	ING Global	ING Global	ING
	Income	Real Estate	Resources	Technology	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 35	$ 3	$ -	$ 4
Total investment income	-	35	3	-	4
Expenses:
Mortality, expense risk
and other charges	12	15	27	3	3
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	3	5	8	1	-
Total expenses	15	20	35	4	3
Net investment income (loss)	(15)	15	(32)	(4)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	2	68	7	1
Capital gains distributions	-	15	199	14	33
Total realized gain (loss) on investments
and capital gains distributions	2	17	267	21	34
Net unrealized appreciation
(depreciation) of investments	145	292	19	2	10
Net realized and unrealized gain (loss)
on investments	147	309	286	23	44
Net increase (decrease) in net assets
resulting from operations	$ 132	$ 324	$ 254	$ 19	$ 45

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING
		JPMorgan	ING	ING
		Emerging	JPMorgan	JPMorgan
	ING Janus	Markets	Small Cap	Value	ING Julius
	Contrarian	Equity	Core Equity	Opportunities Baer Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 17	$ -	$ 5	$ -
Total investment income	2	17	-	5	-
Expenses:
Mortality, expense risk
and other charges	6	54	71	22	60
Annual administrative charges	-	1	1	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	2	16	23	4	19
Total expenses	8	71	95	26	79
Net investment income (loss)	(6)	(54)	(95)	(21)	(79)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26	293	78	59	71
Capital gains distributions	18	39	109	16	-
Total realized gain (loss) on investments
and capital gains distributions	44	332	187	75	71
Net unrealized appreciation
(depreciation) of investments	52	757	457	203	962
Net realized and unrealized gain (loss)
on investments	96	1,089	644	278	1,033
Net increase (decrease) in net assets
resulting from operations	$ 90	$ 1,035	$ 549	$ 257	$ 954

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Legg
	Mason		ING LifeStyle		ING LifeStyle
	Partners All	ING Legg	Aggressive	ING LifeStyle	Moderate
	Cap Portfolio	Mason Value	Growth	Growth	Growth
	- Service	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ -	$ 15	$ 107	$ 211
Total investment income	12	-	15	107	211
Expenses:
Mortality, expense risk
and other charges	25	75	155	334	366
Annual administrative charges	-	-	2	3	3
Contingent deferred sales charges	-	-	9	1	18
Other contract charges	3	21	55	113	99
Total expenses	28	96	221	451	486
Net investment income (loss)	(16)	(96)	(206)	(344)	(275)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	47	104	71	72	77
Capital gains distributions	11	17	237	412	394
Total realized gain (loss) on investments
and capital gains distributions	58	121	308	484	471
Net unrealized appreciation
(depreciation) of investments	237	348	1,574	2,669	2,575
Net realized and unrealized gain (loss)
on investments	295	469	1,882	3,153	3,046
Net increase (decrease) in net assets
resulting from operations	$ 279	$ 373	$ 1,676	$ 2,809	$ 2,771

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING Limited		ING Lord
	ING LifeStyle	Maturity	ING Liquid	Abbett	ING
	Moderate	Bond	Assets	Affiliated	MarketPro
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 112	$ 28	$ 242	$ 3	$ -
Total investment income	112	28	242	3	-
Expenses:
Mortality, expense risk
and other charges	150	11	82	5	1
Annual administrative charges	1	-	3	-	-
Contingent deferred sales charges	2	-	161	-	-
Other contract charges	38	-	20	1	-
Total expenses	191	11	266	6	1
Net investment income (loss)	(79)	17	(24)	(3)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	50	(15)	-	8	-
Capital gains distributions	175	-	-	29	-
Total realized gain (loss) on investments
and capital gains distributions	225	(15)	-	37	-
Net unrealized appreciation
(depreciation) of investments	832	17	-	13	10
Net realized and unrealized gain (loss)
on investments	1,057	2	-	50	10
Net increase (decrease) in net assets
resulting from operations	$ 978	$ 19	$ (24)	$ 47	$ 9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING Marsico			ING
	ING Marsico	International	ING MFS	ING MFS	Oppenheimer
	Growth	Opportunities	Total Return	Utilities	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio® -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 220	$ 2	$ 49
Total investment income	-	1	220	2	49
Expenses:
Mortality, expense risk
and other charges	96	45	145	29	67
Annual administrative charges	2	-	2	-	2
Contingent deferred sales charges	1	1	1	-	2
Other contract charges	10	13	24	8	5
Total expenses	109	59	172	37	76
Net investment income (loss)	(109)	(58)	48	(35)	(27)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,066)	62	135	30	(166)
Capital gains distributions	-	8	422	10	-
Total realized gain (loss) on investments
and capital gains distributions	(1,066)	70	557	40	(166)
Net unrealized appreciation
(depreciation) of investments	1,393	535	310	557	725
Net realized and unrealized gain (loss)
on investments	327	605	867	597	559
Net increase (decrease) in net assets
resulting from operations	$ 218	$ 547	$ 915	$ 562	$ 532

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				ING Pioneer	ING T. Rowe
	ING PIMCO	ING PIMCO	ING Pioneer	Mid Cap	Price Capital
	Core Bond	High Yield	Fund	Value	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 131	$ 213	$ -	$ 5	$ 75
Total investment income	131	213	-	5	75
Expenses:
Mortality, expense risk
and other charges	79	50	1	38	94
Annual administrative charges	1	-	-	-	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	19	10	-	10	23
Total expenses	99	60	1	48	118
Net investment income (loss)	32	153	(1)	(43)	(43)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	6	5	31	110
Capital gains distributions	-	28	-	7	379
Total realized gain (loss) on investments
and capital gains distributions	(9)	34	5	38	489
Net unrealized appreciation
(depreciation) of investments	121	49	9	302	396
Net realized and unrealized gain (loss)
on investments	112	83	14	340	885
Net increase (decrease) in net assets
resulting from operations	$ 144	$ 236	$ 13	$ 297	$ 842

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING		ING Van	ING Van
	ING T. Rowe	Templeton		Kampen	Kampen
	Price Equity	Global	ING UBS U.S.	Equity	Global
	Income	Growth	Allocation	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 73	$ 21	$ 9	$ -	$ 14
Total investment income	73	21	9	-	14
Expenses:
Mortality, expense risk
and other charges	87	32	10	4	14
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	20	5	1	1	5
Total expenses	108	37	11	5	19
Net investment income (loss)	(35)	(16)	(2)	(5)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	168	(64)	17	8	29
Capital gains distributions	228	255	-	8	29
Total realized gain (loss) on investments
and capital gains distributions	396	191	17	16	58
Net unrealized appreciation
(depreciation) of investments	549	289	38	1	98
Net realized and unrealized gain (loss)
on investments	945	480	55	17	156
Net increase (decrease) in net assets
resulting from operations	$ 910	$ 464	$ 53	$ 12	$ 151

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Van		ING VP Index	ING Wells	ING Wells
	Kampen	ING Van	Plus	Fargo Mid	Fargo Small
	Growth and	Kampen Real International		Cap	Cap
	Income	Estate	Equity	Disciplined	Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 26	$ 39	$ 4	$ 8	$ 1
Total investment income	26	39	4	8	1
Expenses:
Mortality, expense risk
and other charges	33	54	3	20	2
Annual administrative charges	1	1	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	3	14	1	3	1
Total expenses	37	69	4	23	3
Net investment income (loss)	(11)	(30)	-	(15)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	245	-	(18)	2
Capital gains distributions	193	241	8	-	6
Total realized gain (loss) on investments
and capital gains distributions	241	486	8	(18)	8
Net unrealized appreciation
(depreciation) of investments	94	523	41	248	17
Net realized and unrealized gain (loss)
on investments	335	1,009	49	230	25
Net increase (decrease) in net assets
resulting from operations	$ 324	$ 979	$ 49	$ 215	$ 23

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING
	ING Baron	Columbia	ING Davis	ING	ING
	Small Cap	Small Cap	Venture	Fundamental Fundamental
	Growth	Value II	Value	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 7	$ -
Total investment income	-	-	-	7	-
Expenses:
Mortality, expense risk
and other charges	35	4	12	22	-
Annual administrative charges	-	-	-	2	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	11	1	3	-	-
Total expenses	46	5	15	24	-
Net investment income (loss)	(46)	(5)	(15)	(17)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	(1)	8	(26)	1
Capital gains distributions	22	-	50	38	-
Total realized gain (loss) on investments
and capital gains distributions	57	(1)	58	12	1
Net unrealized appreciation
(depreciation) of investments	330	54	99	83	-
Net realized and unrealized gain (loss)
on investments	387	53	157	95	1
Net increase (decrease) in net assets
resulting from operations	$ 341	$ 48	$ 142	$ 78	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING Legg
		ING	Mason	ING	ING
	ING	JPMorgan	Partners	Neuberger	Neuberger
	JPMorgan	Mid Cap	Aggressive	Berman	Berman
	International	Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ -	$ -
Total investment income	2	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	19	14	15	1	-
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	2	-	-	-
Other contract charges	5	2	5	-	-
Total expenses	24	18	20	1	-
Net investment income (loss)	(22)	(18)	(20)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	13	40	-	-
Capital gains distributions	-	7	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	17	20	40	-	-
Net unrealized appreciation
(depreciation) of investments	240	126	56	1	2
Net realized and unrealized gain (loss)
on investments	257	146	96	1	2
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 128	$ 76	$ -	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING
	ING	ING	Templeton	ING	ING UBS U.S.
	Oppenheimer	Oppenheimer	Foreign	Thornburg	Large Cap
	Global	Global	Equity	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 5	$ -	$ 4
Total investment income	-	4	5	-	4
Expenses:
Mortality, expense risk
and other charges	4	95	2	-	7
Annual administrative charges	-	1	-	-	-
Contingent deferred sales charges	-	2	-	-	-
Other contract charges	1	22	-	-	2
Total expenses	5	120	2	-	9
Net investment income (loss)	(5)	(116)	3	-	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	45	1	3	4
Capital gains distributions	-	10	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	10	55	1	3	4
Net unrealized appreciation
(depreciation) of investments	33	886	44	-	62
Net realized and unrealized gain (loss)
on investments	43	941	45	3	66
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 825	$ 48	$ 3	$ 61

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING Van
	ING UBS U.S.	ING Van	Kampen
	Small Cap	Kampen	Equity and	ING GET	ING GET
	Growth	Comstock	Income	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Series 1	Series 2

Net investment income (loss)
Income:
Dividends	$ -	$ 22	$ 10	$ 90	$ 159
Total investment income	-	22	10	90	159
Expenses:
Mortality, expense risk
and other charges	-	47	8	75	118
Annual administrative charges	-	-	-	1	2
Contingent deferred sales charges	-	-	-	3	5
Other contract charges	-	14	3	-	-
Total expenses	-	61	11	79	125
Net investment income (loss)	-	(39)	(1)	11	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	38	6	5	6
Capital gains distributions	-	151	19	69	54
Total realized gain (loss) on investments
and capital gains distributions	-	189	25	74	60
Net unrealized appreciation
(depreciation) of investments	1	258	25	107	147
Net realized and unrealized gain (loss)
on investments	1	447	50	181	207
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 408	$ 49	$ 192	$ 241

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7

Net investment income (loss)
Income:
Dividends	$ 110	$ 106	$ 76	$ 58	$ 91
Total investment income	110	106	76	58	91
Expenses:
Mortality, expense risk
and other charges	88	77	82	58	96
Annual administrative charges	1	1	1	-	-
Contingent deferred sales charges	5	-	5	1	-
Other contract charges	-	-	-	-	-
Total expenses	94	78	88	59	96
Net investment income (loss)	16	28	(12)	(1)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	50	105	153	145
Capital gains distributions	2	69	159	17	-
Total realized gain (loss) on investments
and capital gains distributions	19	119	264	170	145
Net unrealized appreciation
(depreciation) of investments	122	47	93	50	194
Net realized and unrealized gain (loss)
on investments	141	166	357	220	339
Net increase (decrease) in net assets
resulting from operations	$ 157	$ 194	$ 345	$ 219	$ 334

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12

Net investment income (loss)
Income:
Dividends	$ 13	$ 7	$ 9	$ 12	$ -
Total investment income	13	7	9	12	-
Expenses:
Mortality, expense risk
and other charges	24	15	31	175	23
Annual administrative charges	-	-	-	1	-
Contingent deferred sales charges	-	-	1	2	-
Other contract charges	-	-	-	-	-
Total expenses	24	15	32	178	23
Net investment income (loss)	(11)	(8)	(23)	(166)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	100	33	51	312	86
Capital gains distributions	3	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	103	33	52	312	86
Net unrealized appreciation
(depreciation) of investments	11	30	92	344	128
Net realized and unrealized gain (loss)
on investments	114	63	144	656	214
Net increase (decrease) in net assets
resulting from operations	$ 103	$ 55	$ 121	$ 490	$ 191

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING VP Index
	ING GET	ING VP	Plus	ING VP Index	ING VP Index
	U.S. Core	Global Equity	LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Dividend	Portfolio -	Portfolio -	Portfolio -
	Series 13	Portfolio	Class S	Class S	Class S

Net investment income (loss)
Income:
Dividends	$ -	$ 13	$ 33	$ 21	$ 11
Total investment income	-	13	33	21	11
Expenses:
Mortality, expense risk
and other charges	17	6	57	83	78
Annual administrative charges	1	-	-	1	1
Contingent deferred sales charges	-	-	-	-	3
Other contract charges	-	1	17	25	24
Total expenses	18	7	74	109	106
Net investment income (loss)	(18)	6	(41)	(88)	(95)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	6	85	46	93
Capital gains distributions	-	-	-	344	232
Total realized gain (loss) on investments
and capital gains distributions	-	6	85	390	325
Net unrealized appreciation
(depreciation) of investments	(27)	63	355	41	251
Net realized and unrealized gain (loss)
on investments	(27)	69	440	431	576
Net increase (decrease) in net assets
resulting from operations	$ (45)	$ 75	$ 399	$ 343	$ 481

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING VP		ING VP	ING VP	ING VP
	Value	ING VP	Financial	MidCap	SmallCap
	Opportunity	Convertible	Services	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S

Net investment income (loss)
Income:
Dividends	$ 2	$ 3	$ 8	$ -	$ -
Total investment income	2	3	8	-	-
Expenses:
Mortality, expense risk
and other charges	2	2	10	1	6
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	2	-	2
Total expenses	2	2	12	1	8
Net investment income (loss)	-	1	(4)	(1)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(9)	56	-	17
Capital gains distributions	-	27	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	18	58	-	17
Net unrealized appreciation
(depreciation) of investments	18	(3)	47	3	31
Net realized and unrealized gain (loss)
on investments	20	15	105	3	48
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 16	$ 101	$ 2	$ 40

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			Legg Mason	Legg Mason	Legg Mason
		ING VP	Partners	Partners	Partners
	ING VP	Intermediate	Variable	Variable	Variable
	Balanced	Bond	Lifestyle	Lifestyle	Lifestyle High
	Portfolio -	Portfolio -	Balanced	Growth	Growth
	Class S	Class S	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ -	$ 149	$ 70	$ 19	$ 5
Total investment income	-	149	70	19	5
Expenses:
Mortality, expense risk
and other charges	4	36	37	16	7
Annual administrative charges	-	-	1	1	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	12	-	-	-
Total expenses	4	48	38	17	8
Net investment income (loss)	(4)	101	32	2	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(12)	2	(84)	13
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(12)	2	(84)	13
Net unrealized appreciation
(depreciation) of investments	17	(11)	133	153	27
Net realized and unrealized gain (loss)
on investments	18	(23)	135	69	40
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 78	$ 167	$ 71	$ 37

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			Legg Mason
			Partners	Legg Mason	Legg Mason
	Legg Mason	Legg Mason	Variable	Partners	Partners
	Partners	Partners	International	Variable	Variable
	Variable	Variable	All Cap	Large Cap	Money
	Appreciation	High Income	Growth	Value	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 4	$ 8	$ 8
Total investment income	-	16	4	8	8
Expenses:
Mortality, expense risk
and other charges	12	3	3	10	2
Annual administrative charges	-	-	-	1	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Total expenses	12	3	3	11	3
Net investment income (loss)	(12)	13	1	(3)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	398	(4)	-	(5)	-
Capital gains distributions	-	-	4	12	-
Total realized gain (loss) on investments
and capital gains distributions	398	(4)	4	7	-
Net unrealized appreciation
(depreciation) of investments	(264)	9	41	106	-
Net realized and unrealized gain (loss)
on investments	134	5	45	113	-
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 18	$ 46	$ 110	$ 5

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		PIMCO
	Colonial	StocksPLUS®
	Small Cap	Growth and	Pioneer Small	Pioneer Small
	Value Fund,	Income	Cap Value	Company
	Variable	Portfolio -	VCT	VCT
	Series - Class	Administrative	Portfolio -	Portfolio -	ProFund VP
	B	Class	Class II	Class II	Bull

Net investment income (loss)
Income:
Dividends	$ 5	$ 1	$ -	$ 7	$ -
Total investment income	5	1	-	7	-
Expenses:
Mortality, expense risk
and other charges	20	1	2	1	2
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	7	-	-	-	-
Total expenses	27	1	2	1	2
Net investment income (loss)	(22)	-	(2)	6	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	27	-	5	1
Capital gains distributions	36	-	6	-	5
Total realized gain (loss) on investments
and capital gains distributions	52	27	6	5	6
Net unrealized appreciation
(depreciation) of investments	139	(20)	10	1	6
Net realized and unrealized gain (loss)
on investments	191	7	16	6	12
Net increase (decrease) in net assets
resulting from operations	$ 169	$ 7	$ 14	$ 12	$ 10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				Putnam VT
				International
				Growth and
		ProFund VP		Income Fund
	ProFund VP	Rising Rates	ProFund VP	- Class IB
	Europe 30	Opportunity	Small-Cap	Shares

Net investment income (loss)
Income:
Dividends	$ -	$ 8	$ -	$ -
Total investment income	-	8	-	-
Expenses:
Mortality, expense risk
and other charges	2	7	4	-
Annual administrative charges	-	-	-	-
Contingent deferred sales charges	-	-	-	-
Other contract charges	-	1	1	-
Total expenses	2	8	5	-
Net investment income (loss)	(2)	-	(5)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(2)	1	5
Capital gains distributions	3	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	4	(2)	5	5
Net unrealized appreciation
(depreciation) of investments	14	25	27	(3)
Net realized and unrealized gain (loss)
on investments	18	23	32	2
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 23	$ 27	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		Fidelity® VIP
		Equity-	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Income	Growth	Contrafund®
	Leisure Fund	Portfolio -	Portfolio -	Portfolio -
	- Series I	Service Class	Service Class	Service Class
	Shares	2	2	2

Net assets at January 1, 2005	$ 20	$ 1,593	$ 1,120	$ 969

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	(17)	(39)
Total realized gain (loss) on investments
and capital gains distributions	5	82	10	46
Net unrealized appreciation (depreciation)
of investments	(7)	54	72	398
Net increase (decrease) in net assets from operations	(1)	123	65	405
Changes from principal transactions:
Premiums	267	1,469	313	3,183
Surrenders and withdrawals	(10)	(39)	(88)	90
Death benefits	-	(20)	-	-
Transfers between Divisions
(including fixed account), net	(1)	(5)	(9)	22
Increase (decrease) in net assets derived from
principal transactions	256	1,405	216	3,295
Total increase (decrease) in net assets	255	1,528	281	3,700
Net assets at December 31, 2005	275	3,121	1,401	4,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	49	(3)	(75)
Total realized gain (loss) on investments
and capital gains distributions	26	551	174	1,049
Net unrealized appreciation (depreciation)
of investments	49	38	(131)	(137)
Net increase (decrease) in net assets from operations	72	638	40	837
Changes from principal transactions:
Premiums	106	1,977	(1)	6,432
Surrenders and withdrawals	(65)	(590)	(1,423)	888
Death benefits	(2)	(124)	(17)	(129)
Transfers between Divisions
(including fixed account), net	-	2	-	8
Increase (decrease) in net assets derived from
principal transactions	39	1,265	(1,441)	7,199
Total increase (decrease) in net assets	111	1,903	(1,401)	8,036
Net assets at December 31, 2006	$ 386	$ 5,024	$ -	$ 12,705

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING
		ING	ING	American
	Mutual	AllianceBernstein	American	Funds
	Shares	Mid Cap Growth	Funds	Growth-
	Securities	Portfolio - Service	Growth	Income
	Fund - Class 2	Class	Portfolio	Portfolio

Net assets at January 1, 2005	$ -	$ 927	$ 1,273	$ 1,202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(16)	(95)	(72)
Total realized gain (loss) on investments
and capital gains distributions	-	58	12	9
Net unrealized appreciation (depreciation)
of investments	-	29	996	385
Net increase (decrease) in net assets from operations	-	71	913	322
Changes from principal transactions:
Premiums	-	571	8,378	7,848
Surrenders and withdrawals	-	(69)	249	206
Death benefits	-	(23)	(9)	(9)
Transfers between Divisions
(including fixed account), net	-	-	3	5
Increase (decrease) in net assets derived from
principal transactions	-	479	8,621	8,050
Total increase (decrease) in net assets	-	550	9,534	8,372
Net assets at December 31, 2005	-	1,477	10,807	9,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(34)	(340)	(202)
Total realized gain (loss) on investments
and capital gains distributions	3	441	312	200
Net unrealized appreciation (depreciation)
of investments	50	(397)	1,456	1,736
Net increase (decrease) in net assets from operations	50	10	1,428	1,734
Changes from principal transactions:
Premiums	636	1,011	13,138	9,365
Surrenders and withdrawals	334	(39)	531	(871)
Death benefits	-	(76)	(17)	(9)
Transfers between Divisions
(including fixed account), net	-	5	21	37
Increase (decrease) in net assets derived from
principal transactions	970	901	13,673	8,522
Total increase (decrease) in net assets	1,020	911	15,101	10,256
Net assets at December 31, 2006	$ 1,020	$ 2,388	$ 25,908	$ 19,830

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING	ING	ING Capital
	ING	BlackRock	BlackRock	Guardian
	American	Large Cap	Large Cap	Small/Mid
	Funds	Growth	Value	Cap Portfolio
	International	Portfolio -	Portfolio -	- Service
	Portfolio	Service Class	Service Class	Class

Net assets at January 1, 2005	$ 571	$ -	$ -	$ 2,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(1)	(1)	(29)
Total realized gain (loss) on investments
and capital gains distributions	13	-	-	(190)
Net unrealized appreciation (depreciation)
of investments	711	16	5	160
Net increase (decrease) in net assets from operations	688	15	4	(59)
Changes from principal transactions:
Premiums	4,106	65	135	290
Surrenders and withdrawals	83	188	12	(167)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	10	(1)	1	-
Increase (decrease) in net assets derived from
principal transactions	4,199	252	148	123
Total increase (decrease) in net assets	4,887	267	152	64
Net assets at December 31, 2005	5,458	267	152	2,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(122)	(8)	(3)	(26)
Total realized gain (loss) on investments
and capital gains distributions	209	34	14	68
Net unrealized appreciation (depreciation)
of investments	1,244	1	22	188
Net increase (decrease) in net assets from operations	1,331	27	33	230
Changes from principal transactions:
Premiums	6,113	233	210	77
Surrenders and withdrawals	(135)	(2)	15	(310)
Death benefits	(13)	(3)	-	(156)
Transfers between Divisions
(including fixed account), net	15	-	-	-
Increase (decrease) in net assets derived from
principal transactions	5,980	228	225	(389)
Total increase (decrease) in net assets	7,311	255	258	(159)
Net assets at December 31, 2006	$ 12,769	$ 522	$ 410	$ 2,207

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING
	ING Capital	ING Eagle		Evergreen
	Guardian	Asset Capital	ING	Health
	U.S. Equities	Appreciation	EquitiesPlus	Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 605	$ 442	$ -	$ 86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(2)	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	47	30	-	43
Net unrealized appreciation (depreciation)
of investments	(12)	(33)	-	40
Net increase (decrease) in net assets from operations	29	(5)	-	72
Changes from principal transactions:
Premiums	99	291	-	1,018
Surrenders and withdrawals	(75)	(66)	-	147
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	-	1
Increase (decrease) in net assets derived from
principal transactions	25	225	-	1,165
Total increase (decrease) in net assets	54	220	-	1,238
Net assets at December 31, 2005	659	662	-	1,324

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	(1)	(41)
Total realized gain (loss) on investments
and capital gains distributions	100	127	2	63
Net unrealized appreciation (depreciation)
of investments	(30)	(34)	12	246
Net increase (decrease) in net assets from operations	61	96	13	268
Changes from principal transactions:
Premiums	252	43	39	1,563
Surrenders and withdrawals	(134)	(801)	113	(236)
Death benefits	(6)	-	-	(22)
Transfers between Divisions
(including fixed account), net	-	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	112	(758)	152	1,304
Total increase (decrease) in net assets	173	(662)	165	1,572
Net assets at December 31, 2006	$ 832	$ -	$ 165	$ 2,896

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING	ING FMRSM	ING FMRSM	ING FMRSM
	Evergreen	Diversified	Large Cap	Mid Cap
	Omega	Mid Cap	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 168	$ -	$ 2,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(11)	(2)	(30)
Total realized gain (loss) on investments
and capital gains distributions	3	59	1	(120)
Net unrealized appreciation (depreciation)
of investments	2	47	10	181
Net increase (decrease) in net assets from operations	5	95	9	31
Changes from principal transactions:
Premiums	47	1,191	25	69
Surrenders and withdrawals	25	497	386	(158)
Death benefits	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	-	1	-	(1)
Increase (decrease) in net assets derived from
principal transactions	72	1,689	411	(94)
Total increase (decrease) in net assets	77	1,784	420	(63)
Net assets at December 31, 2005	77	1,952	420	2,186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(82)	(7)	(34)
Total realized gain (loss) on investments
and capital gains distributions	7	383	5	(180)
Net unrealized appreciation (depreciation)
of investments	2	(5)	(1)	319
Net increase (decrease) in net assets from operations	7	296	(3)	105
Changes from principal transactions:
Premiums	(1)	2,822	-	385
Surrenders and withdrawals	10	66	194	416
Death benefits	(11)	(4)	-	(56)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(2)	2,884	194	745
Total increase (decrease) in net assets	5	3,180	191	850
Net assets at December 31, 2006	$ 82	$ 5,132	$ 611	$ 3,036

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Franklin	ING Global	ING Global	ING Global
	Income	Real Estate	Resources	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 110	$ 13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(5)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	53	3
Net unrealized appreciation (depreciation)
of investments	-	-	42	(2)
Net increase (decrease) in net assets from operations	-	-	90	1
Changes from principal transactions:
Premiums	-	-	628	100
Surrenders and withdrawals	-	-	67	(1)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	-	-	694	98
Total increase (decrease) in net assets	-	-	784	99
Net assets at December 31, 2005	-	-	894	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	15	(32)	(4)
Total realized gain (loss) on investments
and capital gains distributions	2	17	267	21
Net unrealized appreciation (depreciation)
of investments	145	292	19	2
Net increase (decrease) in net assets from operations	132	324	254	19
Changes from principal transactions:
Premiums	2,277	747	1,466	111
Surrenders and withdrawals	382	946	482	(26)
Death benefits	-	-	-	(55)
Transfers between Divisions
(including fixed account), net	18	-	2	-
Increase (decrease) in net assets derived from
principal transactions	2,677	1,693	1,950	30
Total increase (decrease) in net assets	2,809	2,017	2,204	49
Net assets at December 31, 2006	$ 2,809	$ 2,017	$ 3,098	$ 161

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING
			ING JPMorgan	JPMorgan
	ING	ING Janus	Emerging	Small Cap
	International	Contrarian	Markets Equity Core Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 208	$ 57	$ 335	$ 177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	(9)	(23)
Total realized gain (loss) on investments
and capital gains distributions	10	1	36	120
Net unrealized appreciation (depreciation)
of investments	6	32	149	(27)
Net increase (decrease) in net assets from operations	18	31	176	70
Changes from principal transactions:
Premiums	-	162	542	2,186
Surrenders and withdrawals	-	23	93	84
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(1)	2	1
Increase (decrease) in net assets derived from	-	-	-
principal transactions	-	184	637	2,271
Total increase (decrease) in net assets	18	215	813	2,341
Net assets at December 31, 2005	226	272	1,148	2,518

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(6)	(54)	(95)
Total realized gain (loss) on investments
and capital gains distributions	34	44	332	187
Net unrealized appreciation (depreciation)
of investments	10	52	757	457
Net increase (decrease) in net assets from operations	45	90	1,035	549
Changes from principal transactions:
Premiums	-	415	2,794	3,158
Surrenders and withdrawals	(3)	(21)	715	(247)
Death benefits	-	-	(38)	-
Transfers between Divisions
(including fixed account), net	-	-	1	-
Increase (decrease) in net assets derived from
principal transactions	(3)	394	3,472	2,911
Total increase (decrease) in net assets	42	484	4,507	3,460
Net assets at December 31, 2006	$ 268	$ 756	$ 5,655	$ 5,978

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING		ING Legg
	JPMorgan		Mason
	Value	ING Julius	Partners All	ING Legg
	Opportunities	Baer Foreign	Cap Portfolio	Mason Value
	Portfolio -	Portfolio -	- Service	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ 232	$ 1,083	$ 419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(15)	(12)	(23)
Total realized gain (loss) on investments
and capital gains distributions	1	147	16	14
Net unrealized appreciation (depreciation)
of investments	41	25	33	150
Net increase (decrease) in net assets from operations	34	157	37	141
Changes from principal transactions:
Premiums	310	1,610	461	2,183
Surrenders and withdrawals	1,426	81	(94)	83
Death benefits	-	-	(8)	-
Transfers between Divisions
(including fixed account), net	-	3	17	206
Increase (decrease) in net assets derived from
principal transactions	1,736	1,694	376	2,472
Total increase (decrease) in net assets	1,770	1,851	413	2,613
Net assets at December 31, 2005	1,770	2,083	1,496	3,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(79)	(16)	(96)
Total realized gain (loss) on investments
and capital gains distributions	75	71	58	121
Net unrealized appreciation (depreciation)
of investments	203	962	237	348
Net increase (decrease) in net assets from operations	257	954	279	373
Changes from principal transactions:
Premiums	510	2,428	314	3,536
Surrenders and withdrawals	(860)	887	345	(527)
Death benefits	-	(13)	-	(40)
Transfers between Divisions
(including fixed account), net	-	40	6	75
Increase (decrease) in net assets derived from
principal transactions	(350)	3,342	665	3,044
Total increase (decrease) in net assets	(93)	4,296	944	3,417
Net assets at December 31, 2006	$ 1,677	$ 6,379	$ 2,440	$ 6,449

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING LifeStyle		ING LifeStyle
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 354	$ 51	$ 785	$ 67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	(63)	(69)	(31)
Total realized gain (loss) on investments
and capital gains distributions	13	21	32	16
Net unrealized appreciation (depreciation)
of investments	236	491	493	223
Net increase (decrease) in net assets from operations	218	449	456	208
Changes from principal transactions:
Premiums	4,743	9,661	9,541	5,869
Surrenders and withdrawals	(11)	(82)	1,154	71
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	13	86	774	94
Increase (decrease) in net assets derived from
principal transactions	4,745	9,665	11,469	6,034
Total increase (decrease) in net assets	4,963	10,114	11,925	6,242
Net assets at December 31, 2005	5,317	10,165	12,710	6,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(206)	(344)	(275)	(79)
Total realized gain (loss) on investments
and capital gains distributions	308	484	471	225
Net unrealized appreciation (depreciation)
of investments	1,574	2,669	2,575	832
Net increase (decrease) in net assets from operations	1,676	2,809	2,771	978
Changes from principal transactions:
Premiums	10,225	21,431	21,101	6,406
Surrenders and withdrawals	339	481	1,143	892
Death benefits	(137)	(42)	(69)	-
Transfers between Divisions
(including fixed account), net	14	129	99	1
Increase (decrease) in net assets derived from
principal transactions	10,441	21,999	22,274	7,299
Total increase (decrease) in net assets	12,117	24,808	25,045	8,277
Net assets at December 31, 2006	$ 17,434	$ 34,973	$ 37,755	$ 14,586

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Limited		ING Lord
	Maturity	ING Liquid	Abbett	ING
	Bond	Assets	Affiliated	MarketPro
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 1,191	$ 1,254	$ 187	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	(26)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	-	33	-
Net unrealized appreciation (depreciation)
of investments	(24)	-	(23)	-
Net increase (decrease) in net assets from operations	2	(26)	10	-
Changes from principal transactions:
Premiums	12	6,794	68	-
Surrenders and withdrawals	(264)	(3,904)	(64)	-
Death benefits	-	(27)	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(252)	2,864	4	-
Total increase (decrease) in net assets	(250)	2,838	14	-
Net assets at December 31, 2005	941	4,092	201	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(24)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(15)	-	37	-
Net unrealized appreciation (depreciation)
of investments	17	-	13	10
Net increase (decrease) in net assets from operations	19	(24)	47	9
Changes from principal transactions:
Premiums	12	14,685	211	262
Surrenders and withdrawals	(205)	(11,685)	-	(1)
Death benefits	(13)	(22)	-	-
Transfers between Divisions
(including fixed account), net	-	4	-	-
Increase (decrease) in net assets derived from
principal transactions	(206)	2,982	211	261
Total increase (decrease) in net assets	(187)	2,958	258	270
Net assets at December 31, 2006	$ 754	$ 7,050	$ 459	$ 270

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING Marsico
	ING Marsico	International	ING MFS	ING MFS
	Growth	Opportunities	Total Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 4,504	$ -	$ 4,707	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(73)	(6)	34	2
Total realized gain (loss) on investments
and capital gains distributions	(248)	23	256	21
Net unrealized appreciation (depreciation)
of investments	706	165	(190)	(11)
Net increase (decrease) in net assets from operations	385	182	100	12
Changes from principal transactions:
Premiums	1,370	1,138	3,632	501
Surrenders and withdrawals	(261)	497	(141)	474
Death benefits	(27)	-	(40)	-
Transfers between Divisions
(including fixed account), net	-	-	12	1
Increase (decrease) in net assets derived from
principal transactions	1,082	1,635	3,463	976
Total increase (decrease) in net assets	1,467	1,817	3,563	988
Net assets at December 31, 2005	5,971	1,817	8,270	988

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(109)	(58)	48	(35)
Total realized gain (loss) on investments
and capital gains distributions	(1,066)	70	557	40
Net unrealized appreciation (depreciation)
of investments	1,393	535	310	557
Net increase (decrease) in net assets from operations	218	547	915	562
Changes from principal transactions:
Premiums	1,391	1,116	2,234	1,617
Surrenders and withdrawals	(179)	(41)	(813)	322
Death benefits	(244)	(27)	(70)	(11)
Transfers between Divisions
(including fixed account), net	27	5	8	14
Increase (decrease) in net assets derived from
principal transactions	995	1,053	1,359	1,942
Total increase (decrease) in net assets	1,213	1,600	2,274	2,504
Net assets at December 31, 2006	$ 7,184	$ 3,417	$ 10,544	$ 3,492

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Main Street	Core Bond	High Yield	Fund
	Portfolio® -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 2,350	$ 1,456	$ 1,016	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	47	92	-
Total realized gain (loss) on investments
and capital gains distributions	(82)	38	9	-
Net unrealized appreciation (depreciation)
of investments	203	(73)	(46)	2
Net increase (decrease) in net assets from operations	107	12	55	2
Changes from principal transactions:
Premiums	633	3,014	1,464	30
Surrenders and withdrawals	(298)	(206)	(5)	45
Death benefits	(3)	(25)	(23)	-
Transfers between Divisions
(including fixed account), net	(1)	56	11	-
Increase (decrease) in net assets derived from
principal transactions	331	2,839	1,447	75
Total increase (decrease) in net assets	438	2,851	1,502	77
Net assets at December 31, 2005	2,788	4,307	2,518	77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	32	153	(1)
Total realized gain (loss) on investments
and capital gains distributions	(166)	(9)	34	5
Net unrealized appreciation (depreciation)
of investments	725	121	49	9
Net increase (decrease) in net assets from operations	532	144	236	13
Changes from principal transactions:
Premiums	1,551	2,350	1,693	51
Surrenders and withdrawals	696	(279)	(83)	(11)
Death benefits	(127)	(29)	(44)	-
Transfers between Divisions
(including fixed account), net	4	32	11	-
Increase (decrease) in net assets derived from
principal transactions	2,124	2,074	1,577	40
Total increase (decrease) in net assets	2,656	2,218	1,813	53
Net assets at December 31, 2006	$ 5,444	$ 6,525	$ 4,331	$ 130

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING
	ING Pioneer	ING T. Rowe	ING T. Rowe	Templeton
	Mid Cap	Price Capital	Price Equity	Global
	Value	Appreciation	Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 869	$ 1,336	$ 1,045

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(9)	(16)	(7)
Total realized gain (loss) on investments
and capital gains distributions	1	80	78	(36)
Net unrealized appreciation (depreciation)
of investments	33	22	19	130
Net increase (decrease) in net assets from operations	24	93	81	87
Changes from principal transactions:
Premiums	1,365	1,654	2,857	58
Surrenders and withdrawals	84	218	129	(36)
Death benefits	-	-	(31)	(14)
Transfers between Divisions
(including fixed account), net	-	-	10	(1)
Increase (decrease) in net assets derived from
principal transactions	1,449	1,872	2,965	7
Total increase (decrease) in net assets	1,473	1,965	3,046	94
Net assets at December 31, 2005	1,473	2,834	4,382	1,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	(43)	(35)	(16)
Total realized gain (loss) on investments
and capital gains distributions	38	489	396	191
Net unrealized appreciation (depreciation)
of investments	302	396	549	289
Net increase (decrease) in net assets from operations	297	842	910	464
Changes from principal transactions:
Premiums	1,441	5,222	2,524	2,042
Surrenders and withdrawals	620	1,319	(573)	121
Death benefits	(4)	(78)	(80)	-
Transfers between Divisions
(including fixed account), net	9	31	20	5
Increase (decrease) in net assets derived from
principal transactions	2,066	6,494	1,891	2,168
Total increase (decrease) in net assets	2,363	7,336	2,801	2,632
Net assets at December 31, 2006	$ 3,836	$ 10,170	$ 7,183	$ 3,771

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING Van	ING Van	ING Van
		Kampen	Kampen	Kampen
	ING UBS U.S.	Equity	Global	Growth and
	Allocation	Growth	Franchise	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 271	$ -	$ -	$ 1,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(2)	(8)
Total realized gain (loss) on investments
and capital gains distributions	1	2	-	-
Net unrealized appreciation (depreciation)
of investments	25	12	14	142
Net increase (decrease) in net assets from operations	26	13	12	134
Changes from principal transactions:
Premiums	237	167	402	274
Surrenders and withdrawals	26	36	15	118
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	(2)
Increase (decrease) in net assets derived from
principal transactions	263	204	417	390
Total increase (decrease) in net assets	289	217	429	524
Net assets at December 31, 2005	560	217	429	2,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(5)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	17	16	58	241
Net unrealized appreciation (depreciation)
of investments	38	1	98	94
Net increase (decrease) in net assets from operations	53	12	151	324
Changes from principal transactions:
Premiums	2	144	779	439
Surrenders and withdrawals	26	41	223	(346)
Death benefits	(2)	-	(20)	-
Transfers between Divisions
(including fixed account), net	-	-	5	-
Increase (decrease) in net assets derived from
principal transactions	26	185	987	93
Total increase (decrease) in net assets	79	197	1,138	417
Net assets at December 31, 2006	$ 639	$ 414	$ 1,567	$ 2,443

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING VP	ING Wells	ING Wells
	ING Van	Index Plus	Fargo Mid	Fargo Small
	Kampen Real International		Cap	Cap
	Estate	Equity	Disciplined	Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 670	$ -	$ 935	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	(7)	-
Total realized gain (loss) on investments
and capital gains distributions	224	-	(30)	-
Net unrealized appreciation (depreciation)
of investments	25	-	78	-
Net increase (decrease) in net assets from operations	241	-	41	-
Changes from principal transactions:
Premiums	1,456	-	69	-
Surrenders and withdrawals	(284)	-	(50)	-
Death benefits	-	-	(12)	-
Transfers between Divisions
(including fixed account), net	7	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,179	-	7	-
Total increase (decrease) in net assets	1,420	-	48	-
Net assets at December 31, 2005	2,090	-	983	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	-	(15)	(2)
Total realized gain (loss) on investments
and capital gains distributions	486	8	(18)	8
Net unrealized appreciation (depreciation)
of investments	523	41	248	17
Net increase (decrease) in net assets from operations	979	49	215	23
Changes from principal transactions:
Premiums	2,190	306	990	299
Surrenders and withdrawals	(182)	57	108	16
Death benefits	(115)	-	(17)	-
Transfers between Divisions
(including fixed account), net	4	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,897	363	1,081	315
Total increase (decrease) in net assets	2,876	412	1,296	338
Net assets at December 31, 2006	$ 4,966	$ 412	$ 2,279	$ 338

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING
	ING Baron	Columbia	ING Davis	ING
	Small Cap	Small Cap	Venture	Fundamental
	Growth	Value II	Value	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	13	-	-	-
Net increase (decrease) in net assets from operations	9	-	-	-
Changes from principal transactions:
Premiums	709	-	-	-
Surrenders and withdrawals	75	-	11	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	784	-	11	-
Total increase (decrease) in net assets	793	-	11	-
Net assets at December 31, 2005	793	-	11	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(5)	(15)	(17)
Total realized gain (loss) on investments
and capital gains distributions	57	(1)	58	12
Net unrealized appreciation (depreciation)
of investments	330	54	99	83
Net increase (decrease) in net assets from operations	341	48	142	78
Changes from principal transactions:
Premiums	2,613	747	1,461	2
Surrenders and withdrawals	240	73	812	2,288
Death benefits	-	(2)	-	(27)
Transfers between Divisions
(including fixed account), net	21	(1)	14	-
Increase (decrease) in net assets derived from
principal transactions	2,874	817	2,287	2,263
Total increase (decrease) in net assets	3,215	865	2,429	2,341
Net assets at December 31, 2006	$ 4,008	$ 865	$ 2,440	$ 2,341

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING	ING Legg
	ING	ING	JPMorgan	Mason Partners
	Fundamental	JPMorgan	Mid Cap	Aggressive
	Research	International	Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 46	$ 436	$ 93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	(12)	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	3	96	1
Net unrealized appreciation (depreciation)
of investments	1	68	(23)	51

Net increase (decrease) in net assets from operations	1	66	61	46
Changes from principal transactions:
Premiums	22	664	399	584
Surrenders and withdrawals	4	60	24	55
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	6	-	(1)

Increase (decrease) in net assets derived from
principal transactions	25	730	423	638

Total increase (decrease) in net assets	26	796	484	684

Net assets at December 31, 2005	26	842	920	777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(22)	(18)	(20)
Total realized gain (loss) on investments
and capital gains distributions	1	17	20	40
Net unrealized appreciation (depreciation)
of investments	-	240	126	56

Net increase (decrease) in net assets from operations	1	235	128	76
Changes from principal transactions:
Premiums	-	777	-	431
Surrenders and withdrawals	(22)	443	(35)	(137)
Death benefits	-	(7)	(30)	(18)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(22)	1,213	(65)	276

Total increase (decrease) in net assets	(21)	1,448	63	352

Net assets at December 31, 2006	$ 5	$ 2,290	$ 983	$ 1,129

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING	ING
	Neuberger	Neuberger	ING	ING
	Berman	Berman	Oppenheimer Oppenheimer
	Partners	Regency	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	9	44
Net unrealized appreciation (depreciation)
of investments	-	-	35	103
Net increase (decrease) in net assets from operations	-	-	43	148
Changes from principal transactions:
Premiums	-	-	5	2,172
Surrenders and withdrawals	-	-	219	29
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	1	3
Increase (decrease) in net assets derived from
principal transactions	-	-	225	2,204
Total increase (decrease) in net assets	-	-	268	2,352
Net assets at December 31, 2005	-	-	268	2,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(5)	(116)
Total realized gain (loss) on investments
and capital gains distributions	-	-	10	55
Net unrealized appreciation (depreciation)
of investments	1	2	33	886
Net increase (decrease) in net assets from operations	-	2	38	825
Changes from principal transactions:
Premiums	87	45	-	3,493
Surrenders and withdrawals	730	-	(41)	1,541
Death benefits	-	-	-	(127)
Transfers between Divisions
(including fixed account), net	-	-	-	29
Increase (decrease) in net assets derived from
principal transactions	817	45	(41)	4,936
Total increase (decrease) in net assets	817	47	(3)	5,761
Net assets at December 31, 2006	$ 817	$ 47	$ 265	$ 8,193

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

ING
	Templeton	ING	ING UBS U.S.	ING UBS U.S.
	Foreign	Thornburg	Large Cap	Small Cap
	Equity	Value	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 17	$ 71	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	4	-
Net unrealized appreciation (depreciation)
of investments	-	-	25	-
Net increase (decrease) in net assets from operations	-	-	25	-
Changes from principal transactions:
Premiums	-	7	317	-
Surrenders and withdrawals	-	(1)	(38)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	5	-
Increase (decrease) in net assets derived from
principal transactions	-	7	284	-
Total increase (decrease) in net assets	-	7	309	-
Net assets at December 31, 2005	-	24	380	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	(5)	-
Total realized gain (loss) on investments
and capital gains distributions	1	3	4	-
Net unrealized appreciation (depreciation)
of investments	44	-	62	1
Net increase (decrease) in net assets from operations	48	3	61	1
Changes from principal transactions:
Premiums	388	-	163	6
Surrenders and withdrawals	30	(15)	(23)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	418	(15)	140	6
Total increase (decrease) in net assets	466	(12)	201	7
Net assets at December 31, 2006	$ 466	$ 12	$ 581	$ 7

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING Van
	ING Van	Kampen
	Kampen	Equity and	ING GET	ING GET
	Comstock	Income	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Series 1	Series 2

Net assets at January 1, 2005	$ 264	$ -	$ 4,629	$ 8,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1)	4	45
Total realized gain (loss) on investments
and capital gains distributions	47	-	189	190
Net unrealized appreciation (depreciation)
of investments	32	10	(234)	(329)
Net increase (decrease) in net assets from operations	64	9	(41)	(94)
Changes from principal transactions:
Premiums	1,896	341	(7)	-
Surrenders and withdrawals	46	27	(740)	(1,674)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	3	-	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	1,945	368	(748)	(1,675)
Total increase (decrease) in net assets	2,009	377	(789)	(1,769)
Net assets at December 31, 2005	2,273	377	3,840	6,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(1)	11	34
Total realized gain (loss) on investments
and capital gains distributions	189	25	74	60
Net unrealized appreciation (depreciation)
of investments	258	25	107	147
Net increase (decrease) in net assets from operations	408	49	192	241
Changes from principal transactions:
Premiums	1,090	151	(2)	(3)
Surrenders and withdrawals	(90)	(35)	(439)	(999)
Death benefits	(9)	-	(49)	-
Transfers between Divisions
(including fixed account), net	24	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,015	116	(490)	(1,002)
Total increase (decrease) in net assets	1,423	165	(298)	(761)
Net assets at December 31, 2006	$ 3,696	$ 542	$ 3,542	$ 5,520

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 3	Series 4	Series 5	Series 6

Net assets at January 1, 2005	$ 6,647	$ 5,714	$ 6,705	$ 5,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(20)	(72)	(81)
Total realized gain (loss) on investments
and capital gains distributions	10	81	186	19
Net unrealized appreciation (depreciation)
of investments	(88)	(107)	(96)	78
Net increase (decrease) in net assets from operations	(92)	(46)	18	16
Changes from principal transactions:
Premiums	(4)	(62)	(6)	(14)
Surrenders and withdrawals	(869)	(977)	(1,696)	(854)
Death benefits	(98)	(244)	-	(363)
Transfers between Divisions
(including fixed account), net	(1)	(1)	(1)	(6)
Increase (decrease) in net assets derived from
principal transactions	(972)	(1,284)	(1,703)	(1,237)
Total increase (decrease) in net assets	(1,064)	(1,330)	(1,685)	(1,221)
Net assets at December 31, 2005	5,583	4,384	5,020	4,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	28	(12)	(1)
Total realized gain (loss) on investments
and capital gains distributions	19	119	264	170
Net unrealized appreciation (depreciation)
of investments	122	47	93	50
Net increase (decrease) in net assets from operations	157	194	345	219
Changes from principal transactions:
Premiums	(6)	2	(1)	-
Surrenders and withdrawals	(2,382)	(1,039)	(1,489)	(2,421)
Death benefits	(337)	(270)	-	-
Transfers between Divisions
(including fixed account), net	-	-	10	-
Increase (decrease) in net assets derived from
principal transactions	(2,725)	(1,307)	(1,480)	(2,421)
Total increase (decrease) in net assets	(2,568)	(1,113)	(1,135)	(2,202)
Net assets at December 31, 2006	$ 3,015	$ 3,271	$ 3,885	$ 1,862

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 7	Series 8	Series 9	Series 10

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(126)	(39)	(12)	(4)
Total realized gain (loss) on investments
and capital gains distributions	13	3	-	-
Net unrealized appreciation (depreciation)
of investments	122	50	-	(16)
Net increase (decrease) in net assets from operations	9	14	(12)	(20)
Changes from principal transactions:
Premiums	71	1	87	96
Surrenders and withdrawals	2,377	403	118	1,360
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	4,112	2,528	1,364	1,386
Increase (decrease) in net assets derived from
principal transactions	6,560	2,932	1,569	2,842
Total increase (decrease) in net assets	6,569	2,946	1,557	2,822
Net assets at December 31, 2005	6,569	2,946	1,557	2,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(11)	(8)	(23)
Total realized gain (loss) on investments
and capital gains distributions	145	103	33	52
Net unrealized appreciation (depreciation)
of investments	194	11	30	92
Net increase (decrease) in net assets from operations	334	103	55	121
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	(3,321)	(2,369)	(1,231)	(1,940)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	(6)
Increase (decrease) in net assets derived from
principal transactions	(3,321)	(2,369)	(1,231)	(1,946)
Total increase (decrease) in net assets	(2,987)	(2,266)	(1,176)	(1,825)
Net assets at December 31, 2006	$ 3,582	$ 680	$ 381	$ 997

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING VP
	U.S. Core	U.S. Core	U.S. Core	Global Equity
	Portfolio -	Portfolio -	Portfolio -	Dividend
	Series 11	Series 12	Series 13	Portfolio

Net assets at January 1, 2005	$ -	$ -	$ -	$ 40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	-	-	-	9
Net increase (decrease) in net assets from operations	-	-	-	11
Changes from principal transactions:
Premiums	-	-	-	214
Surrenders and withdrawals	-	-	-	4
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	-	-	-	217
Total increase (decrease) in net assets	-	-	-	228
Net assets at December 31, 2005	-	-	-	268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(166)	(23)	(18)	6
Total realized gain (loss) on investments
and capital gains distributions	312	86	-	6
Net unrealized appreciation (depreciation)
of investments	344	128	(27)	63
Net increase (decrease) in net assets from operations	490	191	(45)	75
Changes from principal transactions:
Premiums	(1)	-	-	37
Surrenders and withdrawals	4,569	(209)	7,859	(4)
Death benefits	(393)	-	-	-
Transfers between Divisions
(including fixed account), net	691	1,189	1,740	-
Increase (decrease) in net assets derived from
principal transactions	4,866	980	9,599	33
Total increase (decrease) in net assets	5,356	1,171	9,554	108
Net assets at December 31, 2006	$ 5,356	$ 1,171	$ 9,554	$ 376

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP Index		ING VP Index	ING VP
	Plus	ING VP Index	Plus	Value
	LargeCap	Plus MidCap	SmallCap	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S

Net assets at January 1, 2005	$ 570	$ 754	$ 817	$ 36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(27)	(30)	-
Total realized gain (loss) on investments
and capital gains distributions	19	150	125	3
Net unrealized appreciation (depreciation)
of investments	82	85	25	1
Net increase (decrease) in net assets from operations	88	208	120	4
Changes from principal transactions:
Premiums	2,410	2,728	2,730	36
Surrenders and withdrawals	309	240	131	72
Death benefits	(12)	(9)	(9)	-
Transfers between Divisions
(including fixed account), net	5	12	20	-
Increase (decrease) in net assets derived from
principal transactions	2,712	2,971	2,872	108
Total increase (decrease) in net assets	2,800	3,179	2,992	112
Net assets at December 31, 2005	3,370	3,933	3,809	148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	(88)	(95)	-
Total realized gain (loss) on investments
and capital gains distributions	85	390	325	2
Net unrealized appreciation (depreciation)
of investments	355	41	251	18
Net increase (decrease) in net assets from operations	399	343	481	20
Changes from principal transactions:
Premiums	875	1,762	1,519	1
Surrenders and withdrawals	(575)	(89)	(348)	(11)
Death benefits	(18)	(25)	(68)	-
Transfers between Divisions
(including fixed account), net	-	24	2	-
Increase (decrease) in net assets derived from
principal transactions	282	1,672	1,105	(10)
Total increase (decrease) in net assets	681	2,015	1,586	10
Net assets at December 31, 2006	$ 4,051	$ 5,948	$ 5,395	$ 158

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING VP	Financial	MidCap	SmallCap
	Convertible	Services	Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S

Net assets at January 1, 2005	$ 217	$ 44	$ 59	$ 22

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	4	2	-
Net unrealized appreciation (depreciation)
of investments	(2)	16	3	11
Net increase (decrease) in net assets from operations	1	20	4	10
Changes from principal transactions:
Premiums	83	257	-	138
Surrenders and withdrawals	3	67	(21)	71
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	5	(1)	1	-
Increase (decrease) in net assets derived from
principal transactions	91	323	(20)	209
Total increase (decrease) in net assets	92	343	(16)	219
Net assets at December 31, 2005	309	387	43	241

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	(1)	(8)
Total realized gain (loss) on investments
and capital gains distributions	18	58	-	17
Net unrealized appreciation (depreciation)
of investments	(3)	47	3	31
Net increase (decrease) in net assets from operations	16	101	2	40
Changes from principal transactions:
Premiums	-	306	-	259
Surrenders and withdrawals	(323)	343	-	(12)
Death benefits	(2)	(70)	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	6
Increase (decrease) in net assets derived from
principal transactions	(325)	579	-	253
Total increase (decrease) in net assets	(309)	680	2	293
Net assets at December 31, 2006	$ -	$ 1,067	$ 45	$ 534

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			Legg Mason	Legg Mason
		ING VP	Partners	Partners
	ING VP	Intermediate	Variable	Variable
	Balanced	Bond	Lifestyle	Lifestyle
	Portfolio -	Portfolio -	Balanced	Growth
	Class S	Class S	Portfolio	Portfolio

Net assets at January 1, 2005	$ -	$ -	$ 3,579	$ 1,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	30	23	(2)
Total realized gain (loss) on investments
and capital gains distributions	-	2	(5)	(38)
Net unrealized appreciation (depreciation)
of investments	-	(31)	13	87
Net increase (decrease) in net assets from operations	-	1	31	47
Changes from principal transactions:
Premiums	-	1,025	7	-
Surrenders and withdrawals	-	73	(591)	(308)
Death benefits	-	-	(3)	-
Transfers between Divisions
(including fixed account), net	-	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	-	1,098	(589)	(308)
Total increase (decrease) in net assets	-	1,099	(558)	(261)
Net assets at December 31, 2005	-	1,099	3,021	1,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	101	32	2
Total realized gain (loss) on investments
and capital gains distributions	1	(12)	2	(84)
Net unrealized appreciation (depreciation)
of investments	17	(11)	133	153
Net increase (decrease) in net assets from operations	14	78	167	71
Changes from principal transactions:
Premiums	-	3,556	45	1
Surrenders and withdrawals	309	(893)	(612)	(451)
Death benefits	-	-	(76)	(28)
Transfers between Divisions
(including fixed account), net	-	18	-	-
Increase (decrease) in net assets derived from
principal transactions	309	2,681	(643)	(478)
Total increase (decrease) in net assets	323	2,759	(476)	(407)
Net assets at December 31, 2006	$ 323	$ 3,858	$ 2,545	$ 974

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Legg Mason			Legg Mason
	Partners	Legg Mason	Legg Mason	Partners
	Variable	Partners	Partners	Variable
	Lifestyle High	Variable	Variable High	International All
	Growth	Appreciation	Income	Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at January 1, 2005	$ 777	$ 3,238	$ 221	$ 216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(21)	14	-
Total realized gain (loss) on investments
and capital gains distributions	21	105	(2)	(1)
Net unrealized appreciation (depreciation)
of investments	16	-	(9)	21

Net increase (decrease) in net assets from operations	29	84	3	20
Changes from principal transactions:
Premiums	10	14	-	-
Surrenders and withdrawals	(139)	(527)	(9)	(26)
Death benefits	-	(10)	-	(1)
Transfers between Divisions
(including fixed account), net	-	(2)	-	-

Increase (decrease) in net assets derived from
principal transactions	(129)	(525)	(9)	(27)

Total increase (decrease) in net assets	(100)	(441)	(6)	(7)

Net assets at December 31, 2005	677	2,797	215	209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(12)	13	1
Total realized gain (loss) on investments
and capital gains distributions	13	398	(4)	4
Net unrealized appreciation (depreciation)
of investments	27	(264)	9	41

Net increase (decrease) in net assets from operations	37	122	18	46
Changes from principal transactions:
Premiums	-	1	-	-
Surrenders and withdrawals	(235)	(2,920)	(16)	(36)
Death benefits	(32)	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(267)	(2,919)	(16)	(36)

Total increase (decrease) in net assets	(230)	(2,797)	2	10

Net assets at December 31, 2006	$ 447	$ -	$ 217	$ 219

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Legg Mason	Legg Mason	Colonial	PIMCO
	Partners	Partners	Small Cap	StocksPLUS®
	Variable	Variable	Value Fund,	Growth and
	Large Cap	Money	Variable	Income Portfolio
	Value	Market	Series - Class	- Administrative
	Portfolio	Portfolio	B	Class

Net assets at January 1, 2005	$ 1,048	$ 163	$ -	$ 167

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2)	(4)	1
Total realized gain (loss) on investments
and capital gains distributions	(25)	-	-	(5)
Net unrealized appreciation (depreciation)
of investments	70	-	14	6

Net increase (decrease) in net assets from operations	43	(2)	10	2
Changes from principal transactions:
Premiums	-	-	691	-
Surrenders and withdrawals	(289)	(16)	108	(31)
Death benefits	(13)	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	1	-

Increase (decrease) in net assets derived from
principal transactions	(301)	(16)	800	(31)

Total increase (decrease) in net assets	(258)	(18)	810	(29)

Net assets at December 31, 2005	790	145	810	138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	5	(22)	-
Total realized gain (loss) on investments
and capital gains distributions	7	-	52	27
Net unrealized appreciation (depreciation)
of investments	106	-	139	(20)

Net increase (decrease) in net assets from operations	110	5	169	7
Changes from principal transactions:
Premiums	(1)	-	479	-
Surrenders and withdrawals	(212)	38	(61)	(145)
Death benefits	(24)	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(237)	38	418	(145)

Total increase (decrease) in net assets	(127)	43	587	(138)

Net assets at December 31, 2006	$ 663	$ 188	$ 1,397	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	Pioneer Small	Pioneer Small
	Cap Value	Company
	VCT Portfolio	VCT Portfolio	ProFund VP	ProFund VP
	- Class II	- Class II	Bull	Europe 30

Net assets at January 1, 2005	$ -	$ 139	$ 70	$ 235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	19	6	(1)
Net unrealized appreciation (depreciation)
of investments	-	(13)	(4)	(2)
Net increase (decrease) in net assets from operations	-	3	1	(4)
Changes from principal transactions:
Premiums	-	42	48	52
Surrenders and withdrawals	-	(1)	(33)	(194)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	-	42	15	(142)
Total increase (decrease) in net assets	-	45	16	(146)

Net assets at December 31, 2005	-	184	86	89

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	6	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	6	5	6	4
Net unrealized appreciation (depreciation)
of investments	10	1	6	14
Net increase (decrease) in net assets from operations	14	12	10	16
Changes from principal transactions:
Premiums	-	-	13	28
Surrenders and withdrawals	191	(196)	1	(1)
Death benefits	-	-	(9)	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	191	(195)	5	27
Total increase (decrease) in net assets	205	(184)	15	43
Net assets at December 31, 2006	$ 205	$ -	$ 101	$ 132

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			Putnam VT
			International
			Growth and
	ProFund VP		Income Fund
	Rising Rates	ProFund VP	- Class IB
	Opportunity	Small-Cap	Shares

Net assets at January 1, 2005	$ 133	$ 138	$ 11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	(15)	27	-
Net unrealized appreciation (depreciation)
of investments	(1)	(18)	1
Net increase (decrease) in net assets from operations	(20)	7	1
Changes from principal transactions:
Premiums	189	71	-
Surrenders and withdrawals	(9)	(2)	-
Death benefits	-	(20)	-
Transfers between Divisions
(including fixed account), net	-	(1)	-
Increase (decrease) in net assets derived from
principal transactions	180	48	-
Total increase (decrease) in net assets	160	55	1
Net assets at December 31, 2005	293	193	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	5	5
Net unrealized appreciation (depreciation)
of investments	25	27	(3)
Net increase (decrease) in net assets from operations	23	27	2
Changes from principal transactions:
Premiums	121	74	-
Surrenders and withdrawals	60	15	(14)
Death benefits	(2)	-	-
Transfers between Divisions
(including fixed account), net	-	-	-
Increase (decrease) in net assets derived from
principal transactions	179	89	(14)
Total increase (decrease) in net assets	202	116	(12)
Net assets at December 31, 2006	$ 495	$ 309	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) was established by First Golden American Life Insurance Company of New York (“First Golden”) to support the operations of variable annuity contracts (“Contracts”). The Account became a separate account of ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) as a result of the merger of First Golden into RLNY effective April 1, 2002. RLNY is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be chargeable with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2006, the Account had, under ING GoldenSelect, ING SmartDesign, and Empire PrimElite Contracts, 112 investment divisions (the “Divisions”), 17 of which invest in independently managed mutual funds and 95 of which invest in mutual funds managed by an affiliate, either Directed Services, LLC or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series (“Series,” which may also be referred to as “Portfolio”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2**
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio

ING Investors Trust (continued):
ING BlackRock Large Cap Growth
Portfolio - Service Class*
ING BlackRock Large Cap Value
Portfolio - Service Class*
ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
ING Capital Guardian U.S. Equities
Portfolio - Service Class
ING EquitiesPlus Portfolio - Service Class**
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class*
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Service Class*

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT NY-B Notes to Financial Statements

ING Investors Trust (continued):
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING Franklin Income Portfolio - Service Class**
ING Global Real Estate Portfolio - Service Class**
ING Global Resources Portfolio - Service Class
ING Global Technology Portfolio - Service Class
ING International Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
ING JPMorgan Value Opportunities
Portfolio - Service Class*
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Partners All Cap
Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth
Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth
Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING MarketPro Portfolio - Service Class**
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities
Portfolio - Service Class*
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class*
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class*
ING Pioneer Mid Cap Value Portfolio - Service Class*
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
ING T. Rowe Price Equity Income
Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Equity Growth
Portfolio - Service Class*
ING Van Kampen Global Franchise
Portfolio - Service Class*
ING Van Kampen Growth and Income
Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING VP Index Plus International Equity
Portfolio - Service Class**
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class**

ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class*
ING Columbia Small Cap Value II
Portfolio - Service Class**
ING Davis Venture Value Portfolio - Service Class*
ING Fundamental Research Portfolio - Initial Class**
ING Fundamental Research Portfolio - Service Class*
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners
Portfolio - Service Class**
ING Neuberger Berman Regency
Portfolio - Service Class**
ING Oppenheimer Global Portfolio - Initial Class*
ING Oppenheimer Global Portfolio - Service Class
ING Templeton Foreign Equity
Portfolio - Service Class**
ING Thornburg Value Portfolio - Initial Class
ING UBS U.S. Large Cap Equity
Portfolio - Service Class
ING UBS U.S. Small Cap Growth
Portfolio - Service Class**
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income
Portfolio - Service Class*
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7*
ING GET U.S. Core Portfolio - Series 8*
ING GET U.S. Core Portfolio - Series 9*
ING GET U.S. Core Portfolio - Series 10*
ING GET U.S. Core Portfolio - Series 11**
ING GET U.S. Core Portfolio - Series 12**
ING GET U.S. Core Portfolio - Series 13**
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S**
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S*

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced
Portfolio
Legg Mason Partners Variable Lifestyle Growth Portfolio
Legg Mason Partners Variable Lifestyle High Growth
Portfolio
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable International All Cap
Growth Portfolio
Legg Mason Partners Variable Large Cap Value
Portfolio
Legg Mason Partners Variable Money Market Portfolio

Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund, Variable
Series - Class B*
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II**
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap

* Division was added in 2005
** Division was added in 2006

The names of certain Divisions and Trusts were changed during 2006. The following is a summary of current and former names for those Divisions and Trusts:

Current Name Former Name

ING Investors Trust: ING Investors Trust:

ING BlackRock Large Cap Growth ING Mercury Large Cap Growth Portfolio - Service Class Portfolio - Service Class ING BlackRock Large Cap Value ING Mercury Large Cap Value Portfolio - Service Class Portfolio - Service Class ING FMRSM Large Cap Growth ING FMRSM Earnings Growth Portfolio - Service Class Portfolio - Service Class ING FMRSM Mid Cap Growth Portfolio - Service Class ING MFS Mid Cap Growth Portfolio - Service Class ING Global Technology Portfolio - Service Class ING Goldman Sachs TollkeeperSM Portfolio - Service Class ING JPMorgan Small Cap Core Equity ING JP Morgan Small Cap Equity Portfolio - Service Class Portfolio - Service Class ING Legg Mason Partners All Cap ING Salomon Brothers All Cap Portfolio - Service Class Portfolio - Service Class ING Partners, Inc.: ING Partners, Inc.: ING JP Morgan International ING JPMorgan Fleming International Portfolio - Service Class Portfolio - Service Class ING Legg Mason Partners Aggressive Growth ING Salomon Brothers Aggressive Growth Portfolio - Service Class Portfolio - Service Class ING Thornburg Value Portfolio - Initial Class ING MFS Capital Opportunities Portfolio - Initial Class Legg Mason Partners Lifestyle Series Inc.: Smith Barney Allocation Series, Inc.: Legg Mason Partners Variable Lifestyle Balanced Smith Barney Select Balanced Portfolio Legg Mason Partners Variable Lifestyle Growth Smith Barney Select Growth Portfolio Legg Mason Partners Variable Lifestyle High Growth Smith Barney Select High Growth Portfolio Legg Mason Partners Variable Portfolios II: Greenwich Street Series Fund: Legg Mason Partners Variable Appreciation Portfolio Appreciation Portfolio Legg Mason Partners Variable Portfolios III: Travelers Series Fund, Inc.: Legg Mason Partners Variable High Income Portfolio Smith Barney High Income Legg Mason Partners Variable International All Cap Smith Barney International All Cap Growth Growth Portfolio Legg Mason Partners Variable Large Cap Value Smith Barney Large Cap Value SB

Portfolio

Legg Mason Partners Variable Money Market Smith Barney Money Market SB Portfolio

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

During 2006, the following Divisions were closed to contractowners:

Fidelity® Variable Insurance Products:
Fidelity® VIP Growth Portfolio - Service Class 2
ING Investors Trust:
ING Eagle Asset Capital Appreciation
Portfolio - Service Class
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio

PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Small Company VCT Portfolio - Class II
Putnam Variable Trust:
Putnam VT International Growth and Income
Fund - Class IB Shares

The following Divisions were available to contractowners during 2006 but did not have any activity as of December 31, 2006:

ING GET U.S. Core Portfolio - Series 14 ING MarketStyle Growth Portfolio - Service Class ING MarketStyle Moderate Growth Portfolio - Service Class ING MarketStyle Moderate Portfolio - Service Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Portfolio. Investment transactions in each Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Portfolio are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of RLNY.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the contractowners’ aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

All Contracts in the Account are currently in the accumulation period.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover RLNY’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of assets attributable to the Contracts.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

A contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received, as specified in the Contracts. For DVA Plus Contracts, the Surrender Charge is imposed at a rate of 7% during the first year of purchase, declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively. For Empire VA Contracts, the Surrender Charge is imposed at a rate of 6% during the first year of purchase, declining to 5% and 4% in the second and third years, respectively. For SmartDesign VA Contracts, the Surrender Charge is imposed at a rate of 6% in the year of purchase through the fourth year, declining to 5%, 4%, and 3% in the fifth, sixth, and seventh years, respectively. For Simplicity VA Contracts, the Surrender Charge is imposed at a rate of 6% in the year of purchase through the second year, declining to 5%, 4%, and 3% in the third, fourth, and fifth years, respectively.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.5% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation value for contractowners who select the Optional Asset-Backed Premium Credit feature.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Balanced Portfolio, Inc., and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Portfolio of the Trust.

In addition, management fees were paid to ING Life Insurance and Annuity Company (“ILIAC”), an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.55% to 0.90% of the average net assets of each respective Portfolio of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Portfolio’s advisory agreement provided for a fee at an annual rate ranging from 0.00% to 1.25% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors Trust approved a consolidation of the Advisory functions for all of the Portfolios. Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. As a result of this action, the functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by DSL.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 138	$ 82		$ 274 $	12
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	2,429		619	1,614	159
Fidelity® VIP Growth Portfolio - Service Class 2	2		1,446	318	119
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	8,435		361	3,413	157
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	974		5	-	-
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class	1,556		442	735	272
ING American Funds Growth Portfolio	14,517		1,159	8,623	95
ING American Funds Growth-Income Portfolio	9,376		1,004	8,067	85
ING American Funds International Portfolio	6,505		629	4,212	43
ING BlackRock Large Cap Growth Portfolio - Service Class	273		21	290	39
ING BlackRock Large Cap Value Portfolio - Service Class	283		53	147	1
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	85		500	263	169
ING Capital Guardian U.S. Equities Portfolio - Service Class	311		158	191	174
ING Eagle Asset Capital Appreciation Portfolio - Service Class	164		813	424	202
ING EquitiesPlus Portfolio - Service Class	190		41	-	-
ING Evergreen Health Sciences Portfolio - Service Class	1,698		434	1,422	227
ING Evergreen Omega Portfolio - Service Class	95		99	281	209
ING FMRSM Diversified Mid Cap Portfolio - Service Class	3,325		153	1,879	169
ING FMRSM Large Cap Growth Portfolio - Service Class	441		255	415	4
ING FMRSM Mid Cap Growth Portfolio - Service Class	1,164		453	73	196
ING Franklin Income Portfolio - Service Class	2,687		25	-	-
ING Global Real Estate Portfolio - Service Class	1,828		105	-	-
ING Global Resources Portfolio - Service Class	2,508		390	943	244
ING Global Technology Portfolio - Service Class	354		314	146	44
ING International Portfolio - Service Class	37		6	16	3
ING Janus Contrarian Portfolio - Service Class	502		95	187	5
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class	4,116		658	714	87
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	3,710		785	2,396	33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Service Class	$ 662	$ 1,017		$ 1,774 $	46
ING Julius Baer Foreign Portfolio - Service Class	3,571		308	1,953	141
ING Legg Mason Partners All Cap Portfolio - Service Class	851		191	548	185
ING Legg Mason Value Portfolio - Service Class	3,634		668	2,493	41
ING LifeStyle Aggressive Growth Portfolio - Service Class	11,011		537	5,066	348
ING LifeStyle Growth Portfolio - Service Class	22,628		557	9,768	155
ING LifeStyle Moderate Growth Portfolio - Service Class	23,248		852	11,561	138
ING LifeStyle Moderate Portfolio - Service Class	7,925		530	6,336	323
ING Limited Maturity Bond Portfolio - Service Class	39		228	65	275
ING Liquid Assets Portfolio - Service Class	18,333		15,374	7,645	4,807
ING Lord Abbett Affiliated Portfolio - Service Class	323		86	127	124
ING MarketPro Portfolio - Service Class	262		2	-	-
ING Marsico Growth Portfolio - Service Class	2,140		1,253	1,361	351
ING Marsico International Opportunities
Portfolio - Service Class	1,255		252	1,673	23
ING MFS Total Return Portfolio - Service Class	2,912		1,083	4,054	340
ING MFS Utilities Portfolio - Service Class	2,165		249	1,044	47
ING Oppenheimer Main Street Portfolio® - Service Class	2,605		506	603	286
ING PIMCO Core Bond Portfolio - Service Class	2,660		554	3,678	764
ING PIMCO High Yield Portfolio - Service Class	2,150		390	1,746	203
ING Pioneer Fund Portfolio - Service Class	80		41	75	-
ING Pioneer Mid Cap Value Portfolio - Service Class	2,353		324	1,455	16
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class	7,192		360	2,059	163
ING T. Rowe Price Equity Income Portfolio - Service Class	2,833		749	3,195	195
ING Templeton Global Growth Portfolio - Service Class	2,584		176	64	64
ING UBS U.S. Allocation Portfolio - Service Class	163		139	284	21
ING Van Kampen Equity Growth Portfolio - Service Class	271		83	225	23
ING Van Kampen Global Franchise Portfolio - Service Class	1,222		211	417	1
ING Van Kampen Growth and Income Portfolio - Service Class	818		543	583	199
ING Van Kampen Real Estate Portfolio - Service Class	3,175		1,066	1,700	484
ING VP Index Plus International Equity
Portfolio - Service Class	374		4	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	1,204		137	81	82
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class	347		27	-	-
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	3,170		321	787	7
ING Columbia Small Cap Value II Portfolio - Service Class	827		14	-	-
ING Davis Venture Value Portfolio - Service Class	2,517		194	11	-
ING Fundamental Research Portfolio - Initial Class	2,782		497	-	-
ING Fundamental Research Portfolio - Service Class	2		24	26	-
ING JPMorgan International Portfolio - Service Class	1,264		74	748	23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Partners, Inc. (continued):
ING JPMorgan Mid Cap Value Portfolio - Service Class	$ 7	$ 82		$ 683 $	206
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	464		209	642	10
ING Neuberger Berman Partners Portfolio - Service Class	819		3	-	-
ING Neuberger Berman Regency Portfolio - Service Class	44		-	-	-
ING Oppenheimer Global Portfolio - Initial Class	4		51	409	180
ING Oppenheimer Global Portfolio - Service Class	5,064		234	2,499	255
ING Templeton Foreign Equity Portfolio - Service Class	432		10	-	-
ING Thornburg Value Portfolio - Initial Class	1		17	7	1
ING UBS U.S. Large Cap Equity Portfolio - Service Class	166		30	342	62
ING UBS U.S. Small Cap Growth Portfolio - Service Class	6		-	-	-
ING Van Kampen Comstock Portfolio - Service Class	1,511		383	2,014	46
ING Van Kampen Equity and Income Portfolio - Service Class	216		82	370	2
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	159		567	265	844
ING GET U.S. Core Portfolio - Series 2	214		1,127	368	1,832
ING GET U.S. Core Portfolio - Series 3	497		3,204	124	1,101
ING GET U.S. Core Portfolio - Series 4	175		1,386	111	1,389
ING GET U.S. Core Portfolio - Series 5	244		1,578	142	1,827
ING GET U.S. Core Portfolio - Series 6	74		2,480	20	1,337
ING GET U.S. Core Portfolio - Series 7	91		3,416	7,347	912
ING GET U.S. Core Portfolio - Series 8	16		2,393	3,032	139
ING GET U.S. Core Portfolio - Series 9	7		1,246	1,584	27
ING GET U.S. Core Portfolio - Series 10	10		1,978	2,861	23
ING GET U.S. Core Portfolio - Series 11	10,410		5,709	-	-
ING GET U.S. Core Portfolio - Series 12	2,389		1,431	-	-
ING GET U.S. Core Portfolio - Series 13	9,599		16	-	-
ING VP Global Equity Dividend Portfolio	75		36	228	8
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	979		736	2,877	178
ING VP Index Plus MidCap Portfolio - Class S	2,300		371	3,269	213
ING VP Index Plus SmallCap Portfolio - Class S	1,742		500	3,173	249
ING VP Value Opportunity Portfolio - Class S	7		17	164	57
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	37		333	107	14
ING VP Financial Services Portfolio - Class S	950		371	381	53
ING VP MidCap Opportunities Portfolio - Class S	-		1	-	22
ING VP SmallCap Opportunities Portfolio - Class S	334		89	209	1

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	$ 329	$ 24	$ - $	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	3,921	1,139	1,331	201
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio	112	724	101	665
Legg Mason Partners Variable Lifestyle Growth Portfolio	19	494	51	360
Legg Mason Partners Variable Lifestyle High Growth Portfolio	6	276	14	151
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	1	2,933	38	583
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	17	21	17	12
Legg Mason Partners Variable International All Cap Growth
Portfolio	19	49	3	30
Legg Mason Partners Variable Large Cap Value Portfolio	20	247	40	344
Legg Mason Partners Variable Money Market Portfolio	61	19	7	25
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	536	105	798	1
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class	1	145	3	33
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II	200	5	-	-
Pioneer Small Company VCT Portfolio - Class II	9	199	63	6
ProFunds:
ProFund VP Bull	20	11	106	92
ProFund VP Europe 30	43	14	283	422
ProFund VP Rising Rates Opportunity	213	34	250	74
ProFund VP Small-Cap	99	11	109	43
Putnam Variable Trust:
Putnam VT International Growth and Income
Fund - Class IB Shares	-	14	-	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	10,506	7,021	3,485	27,180	4,984	22,196
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	622,560	522,786	99,774	170,793	41,421	129,372
Fidelity® VIP Growth Portfolio - Service Class 2	51,557	210,190	(158,633)	57,755	32,053	25,702
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	670,357	163,199	507,158	306,597	41,092	265,509
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	96,984	3,203	93,781	-	-	-
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	117,042	40,922	76,120	63,470	19,813	43,657
ING American Funds Growth Portfolio	1,258,850	243,730	1,015,120	838,860	115,900	722,960
ING American Funds Growth-Income Portfolio	937,610	243,236	694,374	833,409	109,376	724,033
ING American Funds International Portfolio	514,148	123,911	390,237	392,381	56,460	335,921
ING BlackRock Large Cap Growth Portfolio - Service Class	21,864	2,357	19,507	24,543	1,537	23,006
ING BlackRock Large Cap Value Portfolio - Service Class	25,030	6,585	18,445	13,769	202	13,567
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	8,488	27,283	(18,795)	27,020	9,646	17,374
ING Capital Guardian U.S. Equities Portfolio - Service Class	24,269	14,531	9,738	18,065	15,597	2,468
ING Eagle Asset Capital Appreciation Portfolio - Service Class	3,446	44,815	(41,369)	30,549	10,377	20,172
ING EquitiesPlus Portfolio - Service Class	19,076	3,763	15,313	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	166,231	52,892	113,339	135,047	24,245	110,802
ING Evergreen Omega Portfolio - Service Class	9,036	8,838	198	27,446	20,586	6,860
ING FMRSM Diversified Mid Cap Portfolio - Service Class	257,501	31,063	226,438	165,672	21,205	144,467
ING FMRSM Large Cap Growth Portfolio - Service Class	44,218	26,772	17,446	40,197	246	39,951
ING FMRSM Mid Cap Growth Portfolio - Service Class	106,077	23,937	82,140	7,384	7,742	(356)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Franklin Income Portfolio - Service Class	265,327	7,902	257,425	-	-	-
ING Global Real Estate Portfolio - Service Class	171,209	22,760	148,449	-	-	-
ING Global Resources Portfolio - Service Class	167,206	38,703	128,503	76,277	21,645	54,632
ING Global Technology Portfolio - Service Class	29,463	26,223	3,240	12,829	4,068	8,761
ING International Portfolio - Service Class	-	233	(233)	-	6	(6)
ING Janus Contrarian Portfolio - Service Class	33,197	7,000	26,197	20,593	5,084	15,509
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	285,503	60,554	224,949	58,390	7,153	51,237
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	313,446	95,665	217,781	214,590	25,648	188,942
ING JPMorgan Value Opportunities Portfolio - Service Class	67,733	100,966	(33,233)	172,214	5,704	166,510
ING Julius Baer Foreign Portfolio - Service Class	264,959	50,713	214,246	165,328	32,262	133,066
ING Legg Mason Partners All Cap Portfolio - Service Class	64,628	14,861	49,767	50,412	16,084	34,328
ING Legg Mason Value Portfolio - Service Class	401,980	125,861	276,119	252,364	21,690	230,674
ING LifeStyle Aggressive Growth Portfolio - Service Class	865,652	65,605	800,047	480,686	71,695	408,721
ING LifeStyle Growth Portfolio - Service Class	1,995,854	250,875	1,744,979	904,819	48,277	856,542
ING LifeStyle Moderate Growth Portfolio - Service Class	2,068,310	227,630	1,840,680	1,170,205	131,827	1,038,378
ING LifeStyle Moderate Portfolio - Service Class	727,847	103,822	624,025	633,350	75,489	557,861
ING Limited Maturity Bond Portfolio - Service Class	1,383	11,417	(10,034)	602	12,921	(12,319)
ING Liquid Assets Portfolio - Service Class	2,356,062	2,117,009	239,053	1,221,171	956,114	265,057
ING Lord Abbett Affiliated Portfolio - Service Class	23,674	6,793	16,881	17,739	16,888	851
ING MarketPro Portfolio - Service Class	24,903	82	24,821	-	-	-
ING Marsico Growth Portfolio - Service Class	218,536	115,536	103,000	143,095	41,950	101,145
ING Marsico International Opportunities Portfolio - Service Class	112,159	32,675	79,484	151,921	5,383	146,538
ING MFS Total Return Portfolio - Service Class	250,068	124,099	125,969	339,507	58,846	280,661
ING MFS Utilities Portfolio - Service Class	179,698	28,635	151,063	92,311	5,527	86,784
ING Oppenheimer Main Street Portfolio® - Service Class	181,884	49,416	132,468	55,382	290,025	26,357
ING PIMCO Core Bond Portfolio - Service Class	269,008	87,376	181,632	326,530	80,791	245,739
ING PIMCO High Yield Portfolio - Service Class	192,919	52,418	140,501	172,285	36,683	135,602
ING Pioneer Fund Portfolio - Service Class	6,702	3,348	3,354	6,999	4	6,995

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Pioneer Mid Cap Value Portfolio - Service Class	240,542	57,503	183,039	147,135	11,809	135,326
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	666,420	93,245	573,175	182,587	13,771	168,816
ING T. Rowe Price Equity Income Portfolio - Service Class	250,163	77,639	172,524	307,030	35,327	271,703
ING Templeton Global Growth Portfolio - Service Class	201,403	21,219	180,184	5,394	2,517	2,877
ING UBS U.S. Allocation Portfolio - Service Class	13,648	11,984	1,664	26,528	2,416	24,112
ING Van Kampen Equity Growth Portfolio - Service Class	21,594	6,765	14,829	19,257	2,091	17,166
ING Van Kampen Global Franchise Portfolio - Service Class	117,039	33,932	83,107	40,438	56	40,382
ING Van Kampen Growth and Income Portfolio - Service Class	62,510	27,407	35,103	37,919	7,658	30,261
ING Van Kampen Real Estate Portfolio - Service Class	210,643	96,445	114,198	148,633	43,110	105,523
ING VP Index Plus International Equity Portfolio - Service Class	33,874	1,514	32,360	-		-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	104,532	9,915	94,617	6,916	3,423	3,493
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	34,093	4,551	29,542	-	-	-
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	297,756	49,092	248,664	77,311	5,183	72,128
ING Columbia Small Cap Value II Portfolio - Service Class	100,619	14,487	86,132	-	-	-
ING Davis Venture Value Portfolio - Service Class	266,950	48,458	218,492	1,111	-	1,111
ING Fundamental Research Portfolio - Initial Class	223,540	102	223,438	-	-	-
ING Fundamental Research Portfolio - Service Class	280,597	282,545	(1,948)	2,390	4	2,386
ING JPMorgan International Portfolio - Service Class	88,380	7,667	80,713	67,057	5,734	61,323
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,269	8,608	(4,339)	63,259	29,224	34,035
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	29,432	7,669	21,763	56,655	1,073	55,582
ING Neuberger Berman Partners Portfolio - Service Class	81,652	2,287	79,365	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	5,023	405	4,618	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	1,276	4,656	(3,380)	25,722	3,348	22,374
ING Oppenheimer Global Portfolio - Service Class	423,218	74,055	349,163	229,465	50,667	178,798
ING Templeton Foreign Equity Portfolio - Service Class	43,059	1,330	41,729	-	-	-
ING Thornburg Value Portfolio - Initial Class	57	1,657	(1,600)	1,316	770	546
ING UBS U.S. Large Cap Equity Portfolio - Service Class	98,553	87,285	11,268	44,279	18,804	25,475

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING UBS U.S. Small Cap Growth Portfolio - Service Class	718	-	718	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	133,823	49,861	83,962	190,077	18,195	171,882
ING Van Kampen Equity and Income Portfolio - Service Class	12,648	2,152	10,496	36,575	1,847	34,728
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	5,288	51,969	(46,681)	3	74,237	(74,234)
ING GET U.S. Core Portfolio - Series 2	1,225	100,129	(98,904)	2,959	169,075	(166,116)
ING GET U.S. Core Portfolio - Series 3	46,216	320,722	(274,506)	2,644	102,751	(100,107)
ING GET U.S. Core Portfolio - Series 4	668	126,435	(125,767)	3,026	128,111	(125,085)
ING GET U.S. Core Portfolio - Series 5	847	139,147	(138,300)	29	163,955	(163,926)
ING GET U.S. Core Portfolio - Series 6	1,377	233,003	(231,626)	21,470	144,520	(123,050)
ING GET U.S. Core Portfolio - Series 7	702	325,317	(324,615)	761,546	105,177	656,429
ING GET U.S. Core Portfolio - Series 8	18,990	249,379	(230,389)	346,017	53,146	292,871
ING GET U.S. Core Portfolio - Series 9	3,637	124,689	(121,052)	158,235	1,562	156,673
ING GET U.S. Core Portfolio - Series 10	777	191,071	(190,294)	285,040	1,857	283,184
ING GET U.S. Core Portfolio - Series 11	1,058,855	552,054	506,801	-	-	-
ING GET U.S. Core Portfolio - Series 12	237,911	133,046	104,865	-	-	-
ING GET U.S. Core Portfolio - Series 13	950,443	679	949,764	-	-	-
ING VP Global Equity Dividend Portfolio	9,508	5,203	4,305	28,120	4,733	23,387
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	106,975	82,702	24,273	294,751	47,975	246,776
ING VP Index Plus MidCap Portfolio - Class S	174,905	47,599	127,306	296,107	50,285	245,822
ING VP Index Plus SmallCap Portfolio - Class S	130,864	46,377	84,487	277,712	46,079	231,633
ING VP Value Opportunity Portfolio - Class S	1,255	2,286	(1,031)	19,179	8,182	10,997
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	615	26,842	(26,227)	11,999	3,115	8,884
ING VP Financial Services Portfolio - Class S	80,168	33,903	46,265	38,955	9,686	29,269
ING VP MidCap Opportunities Portfolio - Class S	50	47	3	13	2,690	(2,677)
ING VP SmallCap Opportunities Portfolio - Class S	29,574	10,231	19,343	18,768	33	18,735

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	32,829	1,976	30,853	-	-	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	438,995	174,299	264,696	133,175	24,320	108,855
Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced Portfolio	5,458	47,983	(42,525)	4,562	44,512	(39,950)
Legg Mason Partners Variable Lifestyle Growth Portfolio	2,404	37,165	(34,761)	2,426	25,561	(23,135)
Legg Mason Partners Variable Lifestyle High Growth Portfolio	97	18,581	(18,484)	828	10,356	(9,528)
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	1,769	149,911	(148,142)	5,216	33,463	(28,247)
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	43	1,128	(1,085)	-	577	(577)
Legg Mason Partners Variable International All Cap Growth Portfolio	803	3,090	(2,287)	6	2,084	(2,078)
Legg Mason Partners Variable Large Cap Value Portfolio	1,802	12,684	(10,882)	1,616	16,858	(15,242)
Legg Mason Partners Variable Money Market Portfolio	189,442	186,510	2,932	158,578	160,178	(1,600)
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	42,339	8,985	33,354	79,853	8,422	71,431
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Portfolio - Administrative Class	-	11,939	(11,939)	-	2,784	(2,784)
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II	19,519	348	19,171	-	-	-
Pioneer Small Company VCT Portfolio - Class II	217	16,932	(16,715)	5,273	1,346	3,927
ProFunds:
ProFund VP Bull	1,907	1,543	364	14,187	13,517	670
ProFund VP Europe 30	3,959	1,636	2,323	26,778	40,153	(13,375)
ProFund VP Rising Rates Opportunity	25,672	5,658	20,014	55,129	34,737	20,392
ProFund VP Small-Cap	8,561	1,797	6,764	14,693	10,225	4,468
Putnam Variable Trust:
Putnam VT International Growth and Income Fund - Class IB Shares	-	823	(823)	1	1	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7.	Unit Summary

	Division/Contract	Units Outstanding	Unit Value	Extended Value

	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 6	4,405.930	$ 14.43	$ 63,578
	Band 9	396.066	14.10	5,585
	Band 17	766.343	14.18	10,867
	Band 20	6,941.546	14.01	97,251
	Band 22	1,933.794	13.96	26,996
	Band 24	9,554.908	14.11	134,820
	Band 25	405.453	14.05	5,697
	Band 26	1,334.731	14.00	18,686
	Band 27	512.837	13.91	7,134
	Band 28	1,074.053	13.90	14,929

		27,325.661		$ 385,543

	Fidelity® VIP Equity-Income Portfolio - Service Class 2
	Contracts in accumulation period:
	Band 1	1,425.478	$ 13.05	$ 18,602
	Band 3	452.199	13.01	5,883
	Band 5	12,728.399	13.83	176,034
	Band 6	64,510.066	13.67	881,853
	Band 8	43,226.694	13.45	581,399
	Band 9	114,112.277	13.30	1,517,693
	Band 10	967.805	13.19	12,765
	Band 17	73,024.577	13.42	979,990
	Band 19	6,922.206	13.37	92,550
	Band 20	13,861.278	13.26	183,801
	Band 22	1,467.976	13.21	19,392
	Band 24	29,817.211	13.35	398,060
	Band 25	8,627.136	13.29	114,655
	Band 27	1,988.358	13.17	26,187
	Band 28	1,258.316	13.15	16,547

		374,389.976		$ 5,025,411

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 1	1,948.455	$ 13.19	$ 25,700
Band 3	1,926.535	13.15	25,334
Band 5	14,466.633	16.00	231,466
Band 6	249,402.287	15.82	3,945,544
Band 7	1,786.047	15.69	28,023
Band 8	42,687.527	15.57	664,645
Band 9	113,409.252	15.40	1,746,502
Band 17	136,021.748	14.26	1,939,670
Band 19	17,689.229	14.21	251,364
Band 20	36,930.137	14.09	520,346
Band 22	2,688.924	14.04	37,752
Band 24	123,600.770	14.19	1,753,895
Band 25	86,329.309	14.13	1,219,833
Band 26	1,352.083	14.08	19,037
Band 27	14,680.447	13.99	205,379
Band 28	6,594.194	13.98	92,187

	851,513.577		$ 12,706,677

Mutual Shares Securities Fund - Class 2
Contracts in accumulation period:
Band 5	2,827.183	$ 10.91	$ 30,845
Band 6	51,713.277	10.89	563,158
Band 9	5,124.575	10.86	55,653
Band 17	6,437.488	10.88	70,040
Band 19	1,130.038	10.87	12,284
Band 20	475.717	10.84	5,157
Band 24	6,681.760	10.86	72,564
Band 25	12,210.267	10.85	132,481
Band 27	965.972	10.82	10,452
Band 28	6,214.628	10.81	67,180

	93,780.905		$ 1,019,814

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,073.342	$ 21.06	$ 106,845
Band 3	28,942.144	20.72	599,681
Band 6	45,448.157	12.71	577,646
Band 9	2,862.466	12.60	36,067
Band 10	161.387	12.57	2,029
Band 17	43,919.565	12.67	556,461
Band 19	1,717.395	12.64	21,708
Band 20	2,089.409	12.56	26,243
Band 24	11,755.784	12.63	148,476
Band 25	14,441.810	12.58	181,678
Band 26	7,217.741	12.55	90,583
Band 27	603.890	12.49	7,543
Band 28	2,687.400	12.48	33,539

	166,920.490		$ 2,388,499

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 1	3,215.293	$ 14.72	$ 47,329
Band 2	352.354	10.93	3,851
Band 3	10,145.560	14.65	148,632
Band 5	10,652.994	14.82	157,877
Band 6	417,781.755	14.72	6,149,747
Band 7	22.943	14.65	336
Band 8	12,855.003	14.58	187,426
Band 9	54,852.805	14.48	794,269
Band 10	3,964.290	14.41	57,125
Band 17	478,919.718	13.86	6,637,827
Band 19	30,629.638	13.81	422,995
Band 20	81,722.715	13.70	1,119,601
Band 22	4,612.210	13.65	62,957
Band 24	299,823.357	13.79	4,134,564
Band 25	400,760.347	13.73	5,502,440
Band 26	6,548.245	13.68	89,580
Band 27	15,639.779	13.60	212,701
Band 28	13,452.274	13.58	182,682
	1,845,951.280		$ 25,911,939

ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 1	3,408.693	$ 14.03	$ 47,824
Band 2	319.504	11.32	3,617
Band 3	16,238.970	13.96	226,696
Band 5	8,447.790	14.13	119,367
Band 6	308,746.344	14.03	4,331,711
Band 8	7,151.562	13.89	99,335
Band 9	67,763.935	13.80	935,142
Band 10	6,230.263	13.73	85,542
Band 17	370,765.100	12.76	4,730,963
Band 19	25,240.667	12.72	321,061
Band 20	46,015.497	12.61	580,255
Band 22	4,148.122	12.57	52,142
Band 24	211,584.210	12.70	2,687,119
Band 25	411,816.530	12.64	5,205,361
Band 26	4,808.458	12.60	60,587
Band 27	7,335.644	12.52	91,842
Band 28	20,346.714	12.51	254,537
	1,520,368.003		$ 19,833,101

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING American Funds International Portfolio
Contracts in accumulation period:
Band 1	1,311.795	$ 19.01	$ 24,937
Band 2	1,487.874	12.35	18,375
Band 3	6,543.620	18.91	123,740
Band 5	722.776	19.14	13,834
Band 6	137,611.259	19.01	2,615,990
Band 7	19.290	18.91	365
Band 8	3,358.256	18.82	63,202
Band 9	28,257.227	18.69	528,128
Band 10	643.217	18.60	11,964
Band 17	202,623.146	16.00	3,241,970
Band 19	18,231.535	15.94	290,611
Band 20	30,496.836	15.81	482,155
Band 22	4,059.312	15.75	63,934
Band 24	140,495.951	15.92	2,236,696
Band 25	183,436.842	15.84	2,905,640
Band 26	2,399.594	15.79	37,890
Band 27	4,463.245	15.69	70,028
Band 28	2,639.532	15.67	41,361

	768,801.307		$ 12,770,820

ING BlackRock Large Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,000.814	$ 12.32	$ 12,330
Band 3	3,462.574	12.29	42,555
Band 5	1,887.699	12.36	23,332
Band 6	10,061.120	12.32	123,953
Band 8	125.668	12.26	1,541
Band 9	3,151.946	12.21	38,485
Band 17	14,068.276	12.28	172,758
Band 20	192.081	12.17	2,338
Band 24	8,315.224	12.23	101,695
Band 26	248.087	12.16	3,017

	42,513.489		$ 522,004

ING BlackRock Large Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 5	843.513	$ 12.91	$ 10,890
Band 6	7,435.915	12.86	95,626
Band 9	1,838.212	12.76	23,456
Band 17	11,863.322	12.82	152,088
Band 20	1,383.453	12.71	17,584
Band 24	7,741.182	12.78	98,932
Band 26	720.606	12.70	9,152
Band 28	185.422	12.63	2,342

	32,011.625		$ 410,070

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,565.896	$ 21.27	$ 97,117
Band 3	83,946.936	20.91	1,755,330
Band 6	10,029.255	12.13	121,655
Band 9	1,524.314	12.03	18,337
Band 17	4,530.870	12.09	54,778
Band 20	5,400.342	11.98	64,696
Band 24	7,915.807	12.05	95,385

	117,913.420		$ 2,207,298

ING Capital Guardian U.S. Equities
Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,969.884	$ 12.58	$ 75,101
Band 3	34,871.122	12.45	434,145
Band 6	3,010.272	12.17	36,635
Band 17	4,091.001	12.13	49,624
Band 20	111.627	12.02	1,342
Band 24	18,782.843	12.09	227,085
Band 25	335.845	12.04	4,044
Band 26	328.646	12.01	3,947

	67,501.240		$ 831,923

ING EquitiesPlus Portfolio - Service Class
Contracts in accumulation period:
Band 3	11,399.036	$ 10.75	$ 122,540
Band 6	2,110.595	10.76	22,710
Band 17	853.941	10.74	9,171
Band 24	949.275	10.73	10,186

	15,312.847		$ 164,607

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 1	418.661	$ 12.68	$ 5,309
Band 5	3,641.666	12.23	44,538
Band 6	140,305.429	12.16	1,706,114
Band 8	4,347.810	12.06	52,435
Band 9	11,715.614	12.00	140,587
Band 17	22,787.511	13.20	300,795
Band 19	484.360	13.15	6,369
Band 20	3,810.930	13.04	49,695
Band 24	24,803.710	13.13	325,673
Band 25	17,213.356	13.07	224,979
Band 26	665.029	13.02	8,659
Band 27	1,245.180	12.95	16,125
Band 28	1,148.828	12.93	14,854

	232,588.084		$ 2,896,132

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,059.304	$ 11.76	$ 12,457
Band 5	1,062.685	11.30	12,008
Band 6	1,026.519	11.24	11,538
Band 8	518.592	11.15	5,782
Band 9	105.929	11.09	1,175
Band 17	1,666.343	12.02	20,029
Band 19	507.334	11.98	6,078
Band 20	61.632	11.88	732
Band 24	636.627	11.97	7,620
Band 27	413.025	11.80	4,874
	7,057.990		$ 82,293

ING FMRSM Diversified Mid Cap
Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,040.079	$ 14.96	$ 45,480
Band 3	26,862.480	14.81	397,833
Band 6	45,961.563	13.29	610,829
Band 7	31.492	13.26	418
Band 8	838.923	13.23	11,099
Band 9	5,508.093	13.18	72,597
Band 17	53,451.075	13.25	708,227
Band 19	11,106.436	13.21	146,716
Band 20	5,699.558	13.14	74,892
Band 24	44,511.698	13.20	587,554
Band 25	178,204.780	13.16	2,345,175
Band 26	1,138.364	13.12	14,935
Band 27	5,297.217	13.07	69,235
Band 28	3,687.191	13.05	48,118
	385,338.949		$ 5,133,108

ING FMRSM Large Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 5	15,271.257	$ 10.70	$ 163,402
Band 6	12,586.793	10.67	134,301
Band 8	9,225.561	10.62	97,975
Band 9	12,930.327	10.58	136,803
Band 17	3,396.358	10.63	36,103
Band 20	549.950	10.54	5,796
Band 24	2,640.806	10.60	27,993
Band 27	795.961	10.49	8,350
	57,397.013		$ 610,723

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,533.944	$ 26.72	$ 121,147
Band 2	1,564.638	26.72	41,807
Band 3	46,177.902	26.19	1,209,399
Band 4	17,881.875	26.19	468,326
Band 6	11,217.569	11.82	132,592
Band 17	80,489.286	11.78	948,164
Band 19	645.152	11.75	7,581
Band 24	7,365.016	11.74	86,465
Band 25	1,806.135	11.70	21,132
	171,681.517		$ 3,036,613

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,877.806	$ 10.95	$ 20,562
Band 6	42,578.964	10.94	465,814
Band 8	1,086.887	10.91	11,858
Band 9	10,294.461	10.90	112,210
Band 17	58,794.069	10.92	642,031
Band 19	377.374	10.91	4,117
Band 20	460.311	10.88	5,008
Band 24	102,663.286	10.91	1,120,056
Band 25	29,755.786	10.89	324,041
Band 27	3,161.395	10.86	34,333
Band 28	6,374.367	10.86	69,226
	257,424.706		$ 2,809,256

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 6	13,686.034	$ 13.64	$ 186,678
Band 8	674.479	13.61	9,180
Band 9	6,794.703	13.59	92,340
Band 17	7,838.519	13.62	106,761
Band 19	513.932	13.61	6,995
Band 24	9,731.340	13.60	132,346
Band 25	106,297.420	13.58	1,443,519
Band 26	445.503	13.57	6,045
Band 27	2,467.353	13.54	33,408
	148,449.283		$ 2,017,272

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Band 1	918.207	$ 36.98	$ 33,955
Band 3	3,542.472	35.99	127,494
Band 5	177.324	16.12	2,858
Band 6	54,746.072	16.06	879,222
Band 8	363.566	15.98	5,810
Band 9	4,546.430	15.93	72,425
Band 17	69,609.207	16.01	1,114,443
Band 19	6,805.307	15.97	108,681
Band 20	1,769.814	15.87	28,087
Band 22	448.613	15.83	7,102
Band 24	22,989.955	15.95	366,690
Band 25	16,280.608	15.90	258,862
Band 26	5,652.631	15.86	89,651
Band 27	193.570	15.79	3,056
Band 28	54.862	15.77	865
	188,098.638		$ 3,099,201

ING Global Technology Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,750.036	$ 7.76	$ 13,580
Band 6	6,580.630	12.33	81,139
Band 17	2,168.381	12.29	26,649
Band 20	520.550	12.19	6,346
Band 24	1,519.788	12.25	18,617
Band 25	1,214.544	12.21	14,830
	13,753.929		$ 161,161

ING International Portfolio - Service Class
Contracts in accumulation period:
Band 3	19,426.397	$ 13.81	$ 268,279
	19,426.397		$ 268,279
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 1	357.902	$ 14.53	$ 5,200
Band 3	3,957.144	14.40	56,983
Band 5	405.794	16.03	6,505
Band 6	10,838.270	15.94	172,762
Band 9	740.203	15.73	11,643
Band 17	15,002.149	16.43	246,485
Band 19	367.392	16.38	6,018
Band 20	487.469	16.24	7,916
Band 22	451.876	16.18	7,311
Band 24	9,895.665	16.36	161,893
Band 25	4,522.286	16.28	73,623
	47,026.150		$ 756,339

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,418.452	$ 18.88	$ 83,420
Band 3	23,268.851	18.63	433,499
Band 5	2,025.680	18.49	37,455
Band 6	78,419.545	18.43	1,445,272
Band 7	1,029.212	18.38	18,917
Band 8	1,857.664	18.34	34,070
Band 9	7,145.082	18.27	130,541
Band 10	155.724	18.23	2,839
Band 17	42,833.629	18.37	786,854
Band 19	11,011.520	18.32	201,731
Band 20	3,608.239	18.21	65,706
Band 22	448.715	18.16	8,149
Band 24	26,947.486	18.30	493,139
Band 25	102,901.300	18.24	1,876,920
Band 26	1,032.211	18.19	18,776
Band 27	192.410	18.11	3,485
Band 28	862.575	18.10	15,613
	308,158.295		$ 5,656,386

ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 1	463.925	$ 13.12	$ 6,087
Band 3	147.055	13.09	1,925
Band 5	2,451.329	15.41	37,775
Band 6	96,790.773	15.26	1,477,027
Band 7	2,336.133	15.16	35,416
Band 8	1,648.397	15.05	24,808
Band 9	10,285.944	14.91	153,363
Band 10	2,940.292	14.81	43,546
Band 17	96,529.210	13.92	1,343,687
Band 19	2,629.802	13.87	36,475
Band 20	17,787.607	13.75	244,580
Band 22	3,681.450	13.70	50,436
Band 24	53,258.489	13.85	737,630
Band 25	128,458.516	13.79	1,771,443
Band 27	34.386	13.65	469
Band 28	1,031.007	13.64	14,063
	420,474.315		$ 5,978,730

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Value Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Band 5	5,428.575	$ 12.67	$ 68,780
Band 6	60,088.134	12.62	758,312
Band 8	6,253.497	12.56	78,544
Band 9	9,890.938	12.52	123,835
Band 17	12,274.676	12.58	154,415
Band 19	8,168.090	12.55	102,510
Band 20	2,375.897	12.48	29,651
Band 24	19,941.954	12.54	250,072
Band 25	6,602.450	12.50	82,531
Band 26	760.403	12.47	9,482
Band 27	301.261	12.41	3,739
Band 28	1,190.731	12.40	14,765
	133,276.606		$ 1,676,636

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 3	843.992	$ 15.11	$ 12,753
Band 5	64.346	18.22	1,172
Band 6	75,016.406	18.05	1,354,046
Band 8	4,437.842	17.80	78,994
Band 9	9,220.111	17.63	162,551
Band 17	133,410.981	17.32	2,310,678
Band 19	9,012.780	17.25	155,470
Band 20	15,111.064	17.11	258,550
Band 22	617.979	17.05	10,537
Band 24	77,484.883	17.23	1,335,065
Band 25	31,653.362	17.15	542,855
Band 26	3,869.568	17.09	66,131
Band 27	1,228.593	16.99	20,874
Band 28	4,129.436	16.97	70,077
	366,101.343		$ 6,379,753

ING Legg Mason Partners All Cap
Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,041.458	$ 15.08	$ 15,705
Band 3	100,406.700	14.92	1,498,068
Band 5	2,546.727	14.38	36,622
Band 6	9,347.188	14.29	133,571
Band 9	4,859.712	14.05	68,279
Band 17	24,569.140	12.96	318,416
Band 20	1,008.714	12.81	12,922
Band 24	16,956.482	12.90	218,739
Band 25	8,640.621	12.84	110,946
Band 27	2,107.268	12.72	26,804
	171,484.010		$ 2,440,072

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	489.384	$ 10.60	$ 5,187
Band 3	7,514.464	10.50	78,902
Band 5	3,897.723	10.73	41,823
Band 6	181,273.908	10.60	1,921,503
Band 8	7,702.932	10.40	80,110
Band 9	31,565.015	10.27	324,173
Band 17	82,523.155	12.65	1,043,918
Band 19	991.480	12.61	12,503
Band 20	30,003.532	12.50	375,044
Band 22	3,904.536	12.46	48,651
Band 24	124,826.104	12.59	1,571,561
Band 25	68,033.288	12.53	852,457
Band 26	6,950.726	12.49	86,815
Band 27	621.453	12.41	7,712
	550,297.700		$ 6,450,359

ING LifeStyle Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 3	12,444.222	$ 13.33	$ 165,881
Band 6	557,375.163	14.00	7,803,252
Band 9	38,722.275	13.81	534,755
Band 17	358,339.330	14.20	5,088,418
Band 19	34,800.420	14.15	492,426
Band 20	15,527.785	14.03	217,855
Band 22	6,409.456	13.98	89,604
Band 24	114,765.354	14.14	1,622,782
Band 25	82,860.258	14.07	1,165,844
Band 26	3,291.168	14.02	46,142
Band 27	3,668.986	13.93	51,109
Band 28	11,441.441	13.92	159,265
	1,239,645.858		$ 17,437,333

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Band 5	884.667	$ 13.49	$ 11,934
Band 6	750,599.094	13.42	10,073,040
Band 8	1,638.820	13.31	21,813
Band 9	53,212.570	13.24	704,534
Band 17	792,205.352	13.49	10,686,850
Band 19	24,353.165	13.44	327,307
Band 20	52,623.985	13.33	701,478
Band 22	3,170.633	13.28	42,106
Band 24	451,008.948	13.42	6,052,540
Band 25	379,536.937	13.36	5,070,613
Band 26	66,229.486	13.31	881,514
Band 27	3,366.609	13.23	44,540
Band 28	27,200.284	13.22	359,588
	2,606,030.550		$ 34,977,857

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING LifeStyle Moderate Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 3	4,854.138	$ 12.22	$ 59,318
Band 5	21,170.692	12.92	273,525
Band 6	662,031.175	12.85	8,507,101
Band 7	566.646	12.79	7,247
Band 8	45,511.605	12.74	579,818
Band 9	129,532.844	12.68	1,642,476
Band 17	910,291.020	12.84	11,688,137
Band 19	141,588.489	12.79	1,810,917
Band 20	94,203.697	12.69	1,195,445
Band 22	513.398	12.64	6,489
Band 24	637,076.215	12.78	8,141,834
Band 25	223,358.392	12.72	2,841,119
Band 26	22,007.659	12.67	278,837
Band 27	28,158.936	12.60	354,803
Band 28	29,615.516	12.58	372,563

	2,950,480.422		$ 37,759,629

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Band 1	786.888	$ 11.83	$ 9,309
Band 5	5,249.982	12.47	65,467
Band 6	306,482.274	12.41	3,803,445
Band 7	2,680.259	12.36	33,128
Band 8	22,501.610	12.31	276,995
Band 9	41,211.002	12.24	504,423
Band 10	12,918.235	12.19	157,473
Band 17	449,302.597	12.28	5,517,436
Band 19	15,245.600	12.23	186,454
Band 20	29,568.829	12.13	358,670
Band 22	1,037.137	12.09	12,539
Band 24	63,289.727	12.22	773,400
Band 25	215,925.303	12.16	2,625,652
Band 26	1,947.455	12.12	23,603
Band 27	525.741	12.05	6,335
Band 28	12,647.635	12.03	152,151
Band 29	6,768.193	11.99	81,151

	1,188,088.467		$ 14,587,631

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	6,413.073	$ 21.54	$ 138,138
Band 3	29,374.690	20.96	615,694

	35,787.763		$ 753,832

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Band 1	7,830.812	$ 16.83	$ 131,793
Band 3	35,602.928	16.38	583,176
Band 5	101.930	17.43	1,777
Band 6	72,810.422	16.83	1,225,399
Band 8	8,272.296	15.93	131,778
Band 9	25,704.656	15.37	395,081
Band 10	2,798.545	14.96	41,866
Band 17	117,705.168	10.44	1,228,842
Band 19	19,589.662	10.41	203,928
Band 20	171,907.390	10.32	1,774,084
Band 24	102,700.252	10.40	1,068,083
Band 25	22,956.120	10.35	237,596
Band 26	1,439.141	10.31	14,838
Band 27	1,235.076	10.25	12,660
	590,654.398		$ 7,050,901

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 1	444.173	$ 13.80	$ 6,130
Band 3	10,544.713	13.65	143,935
Band 6	4,275.314	14.60	62,420
Band 17	9,940.589	13.05	129,725
Band 19	3,159.966	13.01	41,111
Band 24	3,996.200	12.99	51,911
Band 25	1,846.648	12.93	23,877
	34,207.603		$ 459,109

ING MarketPro Portfolio - Service Class
Contracts in accumulation period:
Band 6	12,824.397	$ 10.90	$ 139,786
Band 20	5,371.091	10.82	58,115
Band 25	6,625.811	10.83	71,758
	24,821.299		$ 269,659

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	15,357.156	$ 17.24	$ 264,757
Band 3	186,434.280	16.96	3,161,925
Band 6	70,892.699	12.51	886,868
Band 9	6,447.156	12.34	79,558
Band 10	169.387	12.29	2,082
Band 17	110,822.558	12.68	1,405,230
Band 19	3,652.680	12.63	46,133
Band 20	12,535.306	12.53	157,067
Band 24	21,834.087	12.62	275,546
Band 25	52,660.937	12.56	661,421
Band 26	7,140.429	12.51	89,327
Band 27	9,458.611	12.44	117,665
Band 28	3,016.746	12.42	37,468
	500,422.032		$ 7,185,047

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,389.801	$ 15.22	$ 21,153
Band 3	7,392.408	15.18	112,217
Band 5	2,007.824	15.27	30,659
Band 6	33,860.449	15.22	515,356
Band 7	2,925.192	15.18	44,404
Band 8	1,601.303	15.15	24,260
Band 9	7,923.217	15.10	119,641
Band 10	4,022.497	15.06	60,579
Band 17	13,669.823	15.17	207,371
Band 19	11,948.705	15.13	180,784
Band 20	1,874.272	15.04	28,189
Band 22	487.539	15.01	7,318
Band 24	66,453.272	15.12	1,004,773
Band 25	63,578.838	15.07	958,133
Band 26	2,718.188	15.03	40,854
Band 27	1,162.179	14.97	17,398
Band 28	3,006.566	14.95	44,948
	226,022.073		$ 3,418,037

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	12,510.167	$ 27.67	$ 346,156
Band 2	5,726.566	27.67	158,454
Band 3	59,875.118	27.17	1,626,807
Band 4	35,828.585	27.17	973,463
Band 5	5,625.608	28.36	159,542
Band 6	52,935.981	27.67	1,464,739
Band 8	14,846.595	26.68	396,107
Band 9	27,931.915	26.03	727,068
Band 10	1,440.305	25.55	36,800
Band 17	73,390.512	12.03	882,888
Band 19	8,262.742	11.98	98,988
Band 20	28,832.779	11.88	342,533
Band 22	2,039.558	11.84	24,148
Band 24	152,555.353	11.97	1,826,088
Band 25	109,204.248	11.91	1,300,623
Band 27	14,929.175	11.80	176,164
Band 28	461.702	11.79	5,443
	606,396.909		$ 10,546,011

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,109.252	$ 14.70	$ 16,306
Band 6	87,798.645	14.74	1,294,152
Band 8	4,078.982	14.66	59,798
Band 9	11,382.557	14.61	166,299
Band 17	57,566.020	14.69	845,645
Band 19	19,478.471	14.65	285,360
Band 20	9,178.418	14.56	133,638
Band 22	534.997	14.53	7,774
Band 24	31,826.023	14.64	465,933
Band 25	13,575.896	14.59	198,072
Band 26	413.922	14.55	6,023
Band 27	904.101	14.49	13,100
	237,847.284		$ 3,492,100

ING Oppenheimer Main Street
Portfolio® - Service Class
Contracts in accumulation period:
Band 1	3,062.025	$ 24.90	$ 76,244
Band 2	13,765.415	24.90	342,759
Band 3	25,754.274	24.46	629,950
Band 4	38,683.397	24.46	946,196
Band 5	662.910	25.53	16,924
Band 6	14,382.282	24.90	358,119
Band 8	17,051.776	24.01	409,413
Band 9	56,362.308	23.42	1,320,005
Band 17	29,737.543	13.12	390,157
Band 19	2,056.142	13.07	26,874
Band 20	1,548.631	12.96	20,070
Band 22	103.211	12.91	1,332
Band 24	9,297.149	13.05	121,328
Band 25	60,141.834	12.99	781,242
Band 27	376.566	12.87	4,846
	272,985.463		$ 5,445,459

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	6,901.673	$ 14.37	$ 99,177
Band 3	15,727.625	14.11	221,917
Band 5	8,574.342	14.73	126,300
Band 6	166,024.161	14.37	2,385,767
Band 8	10,674.510	13.85	147,842
Band 9	29,043.449	13.51	392,377
Band 10	2,455.060	13.26	32,554
Band 17	57,445.905	10.53	604,905
Band 19	10,521.704	10.49	110,373
Band 20	21,767.562	10.41	226,600
Band 24	114,904.130	10.48	1,204,195
Band 25	82,969.323	10.43	865,370
Band 26	2,329.851	10.39	24,207
Band 27	3,955.595	10.33	40,861
Band 28	4,185.858	10.32	43,198
	537,480.748		$ 6,525,643

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,246.997	$ 12.01	$ 38,996
Band 3	44,883.006	11.96	536,801
Band 5	6,721.736	12.07	81,131
Band 6	54,171.704	12.01	650,602
Band 8	7,815.066	11.91	93,077
Band 9	29,370.719	11.85	348,043
Band 10	2,129.021	11.80	25,122
Band 17	75,896.991	11.60	880,405
Band 19	5,089.843	11.56	58,839
Band 20	18,033.151	11.46	206,660
Band 24	72,194.354	11.54	833,123
Band 25	40,020.125	11.49	459,831
Band 26	2,725.652	11.45	31,209
Band 27	4,890.461	11.38	55,653
Band 28	2,891.895	11.37	32,881
	370,080.721		$ 4,332,373

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 6	1,462.313	$ 12.67	$ 18,528
Band 8	25.621	12.61	323
Band 9	2,254.330	12.57	28,337
Band 17	776.148	12.63	9,803
Band 20	54.861	12.52	687
Band 24	770.197	12.59	9,697
Band 25	2,863.148	12.55	35,933
Band 27	2,141.541	12.46	26,684
	10,348.159		$ 129,992

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,502.740	$ 12.10	$ 18,183
Band 3	224.152	12.07	2,706
Band 6	88,855.707	12.10	1,075,154
Band 8	458.864	12.04	5,525
Band 9	14,664.979	12.00	175,980
Band 10	188.987	11.97	2,262
Band 17	124,246.590	12.06	1,498,414
Band 19	2,394.778	12.03	28,809
Band 20	25,216.483	11.96	301,589
Band 22	3,318.110	11.93	39,585
Band 24	33,536.666	12.02	403,111
Band 25	14,321.561	11.98	171,572
Band 26	7,267.662	11.95	86,849
Band 28	2,167.533	11.89	25,772
	318,364.812		$ 3,835,511

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,788.410	$ 48.97	$ 234,488
Band 3	14,592.288	47.66	695,468
Band 5	437.799	12.51	5,477
Band 6	284,773.437	12.47	3,551,125
Band 8	5,234.252	12.40	64,905
Band 9	15,830.232	12.36	195,662
Band 17	206,507.859	12.42	2,564,828
Band 19	13,759.824	12.39	170,484
Band 20	38,699.812	12.32	476,782
Band 22	2,156.374	12.29	26,502
Band 24	103,053.138	12.38	1,275,798
Band 25	42,538.585	12.34	524,926
Band 26	5,417.264	12.31	66,687
Band 27	24,064.497	12.25	294,790
Band 28	1,924.431	12.24	23,555
	763,778.202		$ 10,171,477

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING T. Rowe Price Equity Income
Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,152.100	$ 35.36	$ 111,458
Band 3	20,456.113	34.41	703,895
Band 5	486.215	13.59	6,608
Band 6	154,788.991	13.52	2,092,747
Band 8	923.060	13.41	12,378
Band 9	41,437.286	13.34	552,773
Band 10	1,046.474	13.28	13,897
Band 17	35,019.110	13.25	464,003
Band 19	11,229.499	13.20	148,229
Band 20	18,406.057	13.09	240,935
Band 22	385.175	13.05	5,027
Band 24	128,314.111	13.19	1,692,463
Band 25	70,539.660	13.13	926,186
Band 26	708.346	13.08	9,265
Band 27	5,794.251	13.00	75,325
Band 28	9,946.732	12.98	129,109
	502,633.180		$ 7,184,298

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	7,302.720	$ 27.01	$ 197,246
Band 3	34,715.158	26.44	917,869
Band 6	113,249.048	13.86	1,569,632
Band 9	6,010.085	13.74	82,579
Band 17	19,473.812	13.81	268,933
Band 19	2,989.769	13.78	41,199
Band 20	559.314	13.69	7,657
Band 24	6,999.489	13.76	96,313
Band 25	36,488.373	13.72	500,620
Band 27	941.739	13.62	12,826
Band 28	5,631.124	13.61	76,640
	234,360.631		$ 3,771,514

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 3	17,190.666	$ 10.63	$ 182,737
Band 6	9,615.766	12.61	121,255
Band 8	2,929.352	12.51	36,646
Band 9	1,597.916	12.45	19,894
Band 17	2,195.919	12.43	27,295
Band 19	596.598	12.39	7,392
Band 20	15,487.973	12.29	190,347
Band 22	278.975	12.24	3,415
Band 24	3,560.795	12.37	44,047
Band 25	476.296	12.32	5,868
	53,930.256		$ 638,896

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Equity Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 6	12,662.952	$ 13.01	$ 164,745
Band 8	891.584	12.94	11,537
Band 9	3,286.041	12.90	42,390
Band 17	818.907	12.96	10,613
Band 19	1,336.724	12.93	17,284
Band 20	882.816	12.85	11,344
Band 24	11,791.009	12.92	152,340
Band 25	325.299	12.87	4,187
	31,995.332		$ 414,440

ING Van Kampen Global Franchise
Portfolio - Service Class
Contracts in accumulation period:
Band 2	878.537	$ 12.18	$ 10,701
Band 6	34,844.872	12.77	444,969
Band 8	474.597	12.71	6,032
Band 9	34.137	12.67	433
Band 17	34,264.031	12.73	436,181
Band 20	6,966.001	12.62	87,911
Band 24	18,862.258	12.69	239,362
Band 25	6,853.829	12.64	86,632
Band 27	20,310.544	12.56	255,100
	123,488.806		$ 1,567,321

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,216.330	$ 32.68	$ 170,470
Band 2	576.472	11.36	6,549
Band 3	39,982.453	32.04	1,281,038
Band 6	27,816.973	12.74	354,388
Band 8	941.712	12.68	11,941
Band 9	4,600.765	12.64	58,154
Band 10	714.102	12.60	8,998
Band 17	20,255.221	12.70	257,241
Band 19	1,264.514	12.67	16,021
Band 20	4,059.561	12.59	51,110
Band 22	728.236	12.56	9,147
Band 24	7,217.818	12.66	91,378
Band 25	2,525.933	12.61	31,852
Band 26	7,534.373	12.58	94,782
	123,434.463		$ 2,443,069

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,972.112	$ 83.11	$ 163,902
Band 2	1,254.478	13.58	17,036
Band 3	2,551.451	80.89	206,387
Band 5	667.717	21.94	14,650
Band 6	46,576.151	21.82	1,016,292
Band 7	3,242.524	21.73	70,460
Band 8	308.246	21.65	6,674
Band 9	10,469.621	21.53	225,411
Band 10	5,240.354	21.44	112,353
Band 17	72,278.167	18.53	1,339,314
Band 19	14,383.861	18.46	265,526
Band 20	11,306.814	18.31	207,028
Band 22	183.911	18.25	3,356
Band 24	38,039.555	18.44	701,449
Band 25	21,677.504	18.36	397,999
Band 26	2,699.196	18.29	49,368
Band 27	8,371.858	18.18	152,200
Band 28	980.831	18.16	17,812
	242,204.351		$ 4,967,217

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 3	3,613.261	$ 12.72	$ 45,961
Band 5	987.376	12.77	12,609
Band 6	14,351.822	12.75	182,986
Band 8	67.679	12.70	860
Band 9	3,271.297	12.68	41,480
Band 17	4,395.347	12.72	55,909
Band 19	262.345	12.70	3,332
Band 24	5,214.968	12.69	66,178
Band 25	195.804	12.66	2,479
	32,359.899		$ 411,794

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,077.756	$ 26.19	$ 106,796
Band 3	32,567.723	25.62	834,385
Band 6	84,486.094	12.81	1,082,267
Band 9	1,865.062	12.70	23,686
Band 17	6,170.419	12.76	78,735
Band 19	450.763	12.73	5,738
Band 20	1,021.067	12.66	12,927
Band 24	8,039.125	12.72	102,258
Band 25	2,414.447	12.68	30,615
Band 28	165.382	12.58	2,081
	141,257.838		$ 2,279,488

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Band 1	454.042	$ 11.48	$ 5,212
Band 6	10,845.206	11.48	124,503
Band 9	3,360.799	11.42	38,380
Band 17	5,664.695	11.45	64,861
Band 20	409.222	11.39	4,661
Band 22	610.619	11.37	6,943
Band 24	7,165.958	11.43	81,907
Band 25	1,031.413	11.40	11,758
	29,541.954		$ 338,225

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 3	110.624	$ 12.51	$ 1,384
Band 5	429.540	12.58	5,404
Band 6	122,777.698	12.54	1,539,632
Band 8	569.359	12.47	7,100
Band 9	2,136.919	12.43	26,562
Band 10	182.263	12.40	2,260
Band 17	96,578.870	12.50	1,207,236
Band 19	6,547.412	12.46	81,581
Band 20	14,573.227	12.39	180,562
Band 22	547.958	12.36	6,773
Band 24	51,515.548	12.45	641,369
Band 25	17,724.986	12.41	219,967
Band 26	5,093.602	12.38	63,059
Band 28	2,003.486	12.31	24,663
	320,791.492		$ 4,007,552

ING Columbia Small Cap Value II
Portfolio - Service Class
Contracts in accumulation period:
Band 6	22,521.172	$ 10.06	$ 226,563
Band 8	589.602	10.04	5,920
Band 9	1,307.483	10.03	13,114
Band 17	18,899.274	10.05	189,938
Band 24	35,041.306	10.04	351,815
Band 25	7,384.618	10.02	73,994
Band 27	389.037	10.00	3,890
	86,132.492		$ 865,234

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Band 6	39,777.033	$ 11.15	$ 443,514
Band 9	3,323.228	11.08	36,821
Band 17	114,294.017	11.12	1,270,949
Band 19	545.227	11.10	6,052
Band 20	6,897.073	11.06	76,282
Band 24	27,919.919	11.10	309,911
Band 25	19,732.797	11.07	218,442
Band 26	3,402.131	11.05	37,594
Band 27	2,422.164	11.02	26,692
Band 28	1,289.247	11.02	14,208
	219,602.836		$ 2,440,465

ING Fundamental Research Portfolio - Initial Class
Contracts in accumulation period:
Band 2	60,088.671	$ 10.49	$ 630,330
Band 4	163,349.553	10.48	1,711,903
	223,438.224		$ 2,342,233

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Band 17	93.002	$ 12.17	$ 1,132
Band 24	344.663	12.12	4,177
	437.665		$ 5,309

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,456.487	$ 18.08	$ 26,333
Band 5	296.691	18.30	5,429
Band 6	22,463.878	18.17	408,169
Band 8	1,764.030	17.99	31,735
Band 9	4,301.197	17.87	76,862
Band 17	72,660.424	15.17	1,102,259
Band 19	2,393.162	15.11	36,161
Band 20	11,162.185	14.99	167,321
Band 24	15,460.085	15.10	233,447
Band 25	12,162.438	15.02	182,680
Band 26	384.623	14.97	5,758
Band 27	548.660	14.88	8,164
Band 28	375.726	14.86	5,583
	145,429.586		$ 2,289,901

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,979.723	$ 17.45	$ 34,546
Band 6	19,297.270	17.29	333,650
Band 7	90.495	17.17	1,554
Band 8	5,687.750	17.05	96,976
Band 9	13,747.763	16.89	232,200
Band 10	1,270.602	16.77	21,308
Band 17	4,996.614	13.74	68,653
Band 19	3,379.502	13.69	46,265
Band 20	1,729.197	13.58	23,482
Band 24	4,716.883	13.67	64,480
Band 25	4,373.206	13.61	59,519
Band 27	41.987	13.48	566
	61,310.992		$ 983,199

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 5	574.673	$ 14.04	$ 8,068
Band 6	11,762.920	13.95	164,093
Band 8	1,679.154	13.81	23,189
Band 9	3,433.706	13.72	47,110
Band 17	18,897.018	13.13	248,118
Band 19	1,358.521	13.08	17,769
Band 20	3,847.412	12.98	49,939
Band 24	31,344.401	13.07	409,671
Band 25	4,326.954	13.01	56,294
Band 26	6,761.810	12.96	87,633
Band 28	1,316.210	12.87	16,940
	85,302.779		$ 1,128,824

ING Neuberger Berman Partners
Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,591.079	$ 10.31	$ 26,714
Band 3	29,151.201	10.30	300,257
Band 5	1,318.552	10.33	13,621
Band 6	9,918.094	10.31	102,256
Band 8	2,553.190	10.29	26,272
Band 9	825.908	10.28	8,490
Band 17	22,011.371	10.30	226,717
Band 19	1,389.832	10.29	14,301
Band 20	3,857.438	10.26	39,577
Band 24	4,402.118	10.28	45,254
Band 26	814.654	10.26	8,358
Band 28	531.606	10.24	5,444
	79,365.043		$ 817,261

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Neuberger Berman Regency
Portfolio - Service Class
Contracts in accumulation period:
Band 6	406.538	$ 10.09	$ 4,102
Band 17	4,211.657	10.08	42,454
	4,618.195		$ 46,556

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 5	3,924.607	$ 14.05	$ 55,141
Band 6	2,166.304	14.00	30,328
Band 8	2,231.626	13.93	31,087
Band 9	3,224.926	13.88	44,762
Band 17	3,456.524	13.95	48,219
Band 19	715.937	13.92	9,966
Band 20	1,731.325	13.83	23,944
Band 24	766.950	13.91	10,668
Band 25	775.800	13.86	10,753
	18,993.999		$ 264,868

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,866.868	$ 13.88	$ 25,912
Band 5	812.634	16.13	13,108
Band 6	96,821.071	15.98	1,547,201
Band 8	28,687.384	15.76	452,113
Band 9	92,843.147	15.61	1,449,282
Band 17	80,397.264	15.11	1,214,803
Band 19	2,617.205	15.05	39,389
Band 20	25,301.694	14.93	377,754
Band 22	1,967.702	14.88	29,279
Band 24	83,880.466	15.04	1,261,562
Band 25	99,316.305	14.97	1,486,765
Band 26	6,493.769	14.91	96,822
Band 27	12,298.764	14.82	182,268
Band 28	1,180.825	14.80	17,476
	534,485.098		$ 8,193,734

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,870.673	$ 11.21	$ 20,970
Band 6	8,762.867	11.20	98,144
Band 9	22.435	11.16	250
Band 17	4,597.564	11.18	51,401
Band 19	1,055.141	11.17	11,786
Band 24	23,615.168	11.16	263,545
Band 25	1,805.579	11.15	20,132
	41,729.427		$ 466,228

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 9	370.470	$ 9.76	$ 3,616
Band 17	619.448	12.95	8,022
	989.918		$ 11,638

ING UBS U.S. Large Cap Equity
Portfolio - Service Class
Contracts in accumulation period:
Band 5	598.396	$ 13.66	$ 8,174
Band 6	11,440.840	13.59	155,481
Band 8	150.970	13.48	2,035
Band 9	1,488.944	13.41	19,967
Band 17	17,226.119	13.48	232,208
Band 20	2,771.637	13.32	36,918
Band 22	36.098	13.28	479
Band 24	8,212.484	13.42	110,212
Band 25	574.449	13.35	7,669
Band 26	595.370	13.31	7,924
	43,095.307		$ 581,067

ING UBS U.S. Small Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 9	23.637	$ 9.67	$ 229
Band 17	117.634	9.69	1,140
Band 24	577.073	9.67	5,580
	718.344		$ 6,949

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 5	6,889.615	$ 14.47	$ 99,693
Band 6	60,885.158	14.34	873,093
Band 8	8,249.597	14.14	116,649
Band 9	6,320.462	14.01	88,550
Band 17	66,406.969	12.98	861,962
Band 19	5,255.296	12.93	67,951
Band 20	31,012.070	12.83	397,885
Band 22	3,024.764	12.78	38,656
Band 24	45,247.980	12.92	584,604
Band 25	29,315.423	12.86	376,996
Band 26	1,825.144	12.81	23,380
Band 27	12,041.776	12.74	153,412
Band 28	1,127.050	12.72	14,336
	277,601.304		$ 3,697,167

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Equity and Income
Portfolio - Service Class
Contracts in accumulation period:
Band 6	12,237.548	$ 12.07	$ 147,707
Band 9	8,794.297	11.97	105,268
Band 17	2,548.299	12.03	30,656
Band 19	2,852.175	12.00	34,226
Band 20	3,905.754	11.92	46,557
Band 22	109.897	11.89	1,307
Band 24	9,770.526	11.98	117,051
Band 25	2,769.793	11.94	33,071
Band 28	2,234.965	11.85	26,484
	45,223.254		$ 542,327

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Band 5	32,252.379	$ 11.10	$ 358,001
Band 6	24,733.227	11.02	272,560
Band 7	19,053.527	10.96	208,827
Band 8	119,144.539	10.91	1,299,867
Band 9	115,865.816	10.83	1,254,827
Band 10	13,869.466	10.77	149,374
	324,918.954		$ 3,543,456

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Band 5	84,587.588	$ 10.70	$ 905,087
Band 6	15,754.661	10.63	167,472
Band 7	11,074.112	10.57	117,053
Band 8	189,723.382	10.52	1,995,890
Band 9	137,659.220	10.45	1,438,539
Band 10	86,291.905	10.40	897,436
	525,090.868		$ 5,521,477

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 5	18,713.558	$ 10.37	$ 194,060
Band 6	31,625.158	10.30	325,739
Band 7	3,662.988	10.26	37,582
Band 8	126,329.330	10.21	1,289,822
Band 9	94,541.417	10.15	959,595
Band 10	20,756.001	10.10	209,636
	295,628.452		$ 3,016,434

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 5	52,635.731	$ 11.02	$ 580,046
Band 6	1,348.643	10.96	14,781
Band 8	147,307.145	10.87	1,601,229
Band 9	73,744.733	10.81	797,181
Band 10	25,897.359	10.76	278,656
	300,933.611		$ 3,271,893

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 5	19,685.362	$ 11.62	$ 228,744
Band 6	48,824.053	11.56	564,406
Band 8	113,003.219	11.47	1,296,147
Band 9	148,167.837	11.41	1,690,595
Band 10	8.381	11.37	95
Band 17	9,203.725	11.52	106,027
	338,892.577		$ 3,886,014

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 5	6,060.130	$ 11.09	$ 67,207
Band 6	12,643.899	11.04	139,589
Band 8	12,628.616	10.96	138,410
Band 9	70,864.110	10.91	773,127
Band 17	12,089.469	10.99	132,863
Band 20	54,144.747	10.86	588,012
Band 22	2,084.839	10.82	22,558
	170,515.810		$ 1,861,766

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	45,190.442	$ 10.90	$ 492,576
Band 8	135.599	10.83	1,469
Band 9	226,794.876	10.79	2,447,117
Band 17	7,369.575	10.85	79,960
Band 20	52,323.460	10.74	561,954
	331,813.952		$ 3,583,076

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 5	1,166.093	$ 11.02	$ 12,850
Band 6	10,142.848	10.98	111,368
Band 8	1,101.515	10.92	12,029
Band 9	23,482.148	10.88	255,486
Band 10	2,937.844	10.85	31,876
Band 20	23,651.814	10.84	256,386
	62,482.262		$ 679,995

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 5	40.404	$ 10.82	$ 437
Band 8	11,825.085	10.74	127,001
Band 9	2,415.214	10.71	25,867
Band 17	3,980.245	10.76	42,827
Band 20	17,360.045	10.67	185,232
	35,620.993		$ 381,364

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 5	22,216.354	$ 10.79	$ 239,714
Band 8	70,079.215	10.72	751,249
Band 9	397.622	10.69	4,251
Band 10	196.885	10.67	2,101
	92,890.076		$ 997,315

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 5	5,253.508	$ 10.64	$ 55,897
Band 6	26,110.269	10.62	277,291
Band 8	143,656.871	10.58	1,519,890
Band 9	320,634.850	10.56	3,385,904
Band 17	10,106.718	10.59	107,030
Band 20	1,038.654	10.54	10,947
	506,800.870		$ 5,356,959

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 5	1,407.667	$ 11.23	$ 15,808
Band 8	1,588.661	11.19	17,777
Band 9	101,401.951	11.17	1,132,660
Band 10	149.674	11.15	1,669
Band 20	317.364	11.15	3,539
	104,865.317		$ 1,171,453

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 8	54,616.051	$ 10.08	$ 550,530
Band 9	437,513.171	10.07	4,405,758
Band 10	35,955.634	10.06	361,714
Band 17	9,142.583	10.08	92,157
Band 20	407,009.237	10.05	4,090,443
Band 22	5,527.799	10.05	55,554
	949,764.475		$ 9,556,156

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period:
Band 3	2,602.004	$ 9.24	$ 24,043
Band 5	920.386	9.46	8,707
Band 6	7,154.212	9.34	66,820
Band 8	1,050.450	9.15	9,612
Band 9	7,553.346	9.03	68,207
Band 17	3,500.089	14.34	50,191
Band 19	754.733	14.29	10,785
Band 20	1,216.102	14.17	17,232
Band 24	2,119.803	14.28	30,271
Band 25	1,882.172	14.21	26,746
Band 27	4,471.277	14.07	62,911
	33,224.574		$ 375,525

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 5	14,665.398	$ 11.63	$ 170,559
Band 6	62,668.660	11.50	720,690
Band 7	118.475	11.40	1,351
Band 8	8,160.603	11.31	92,296
Band 9	19,375.595	11.19	216,813
Band 10	403.796	11.10	4,482
Band 17	56,997.954	12.81	730,144
Band 19	1,032.015	12.77	13,179
Band 20	10,617.216	12.66	134,414
Band 22	75.487	12.62	953
Band 24	71,983.285	12.75	917,787
Band 25	69,979.211	12.69	888,036
Band 26	3,221.957	12.65	40,758
Band 27	5,317.802	12.57	66,845
Band 28	4,304.910	12.56	54,070
	328,922.364		$ 4,052,377

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	89.809	$ 10.75	$ 965
Band 5	4,909.980	15.33	75,270
Band 6	64,208.548	15.16	973,402
Band 8	10,691.325	14.91	159,408
Band 9	18,784.093	14.75	277,065
Band 10	198.995	14.63	2,911
Band 17	117,795.450	13.41	1,579,637
Band 19	3,880.255	13.37	51,879
Band 20	17,361.667	13.26	230,216
Band 22	270.394	13.21	3,572
Band 24	107,795.970	13.35	1,439,076
Band 25	68,270.223	13.29	907,311
Band 26	2,954.159	13.24	39,113
Band 27	11,636.593	13.16	153,138
Band 28	4,287.914	13.14	56,343
	433,135.375		$ 5,949,306

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 1	966.406	$ 12.78	$ 12,351
Band 2	87.691	10.99	964
Band 3	208.262	12.75	2,655
Band 5	1,659.481	16.73	27,763
Band 6	38,456.862	16.55	636,461
Band 7	588.872	16.41	9,663
Band 8	12,575.004	16.28	204,721
Band 9	23,048.916	16.10	371,088
Band 17	85,488.088	13.88	1,186,575
Band 19	3,467.539	13.83	47,956
Band 20	5,527.617	13.72	75,839
Band 22	68.049	13.67	930
Band 24	118,871.433	13.82	1,642,803
Band 25	65,317.956	13.75	898,122
Band 26	2,522.804	13.70	34,562
Band 27	13,855.612	13.62	188,713
Band 28	4,013.118	13.60	54,578
	376,723.710		$ 5,395,744

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Band 6	240.878	$ 10.57	$ 2,546
Band 8	3,062.668	10.39	31,821
Band 9	6,161.823	10.28	63,344
Band 17	2,007.927	12.91	25,922
Band 19	1,039.453	12.86	13,367
Band 20	2.839	12.76	36
Band 24	1,649.517	12.85	21,196
	14,165.105		$ 158,232

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period:
Band 5	141.366	$ 13.73	$ 1,941
Band 6	11,916.432	13.65	162,659
Band 8	3,645.140	13.54	49,355
Band 9	2,556.465	13.47	34,436
Band 17	38,990.304	13.41	522,860
Band 20	767.802	13.25	10,173
Band 24	10,471.818	13.35	139,799
Band 25	8,136.127	13.28	108,048
Band 26	430.187	13.24	5,696
Band 27	1,369.452	13.16	18,022
Band 28	1,103.025	13.14	14,494
	79,528.118		$ 1,067,483

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 1	4,650.249	$ 8.74	$ 40,643
Band 3	557.984	8.66	4,832
	5,208.233		$ 45,475

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 3	2,471.808	$ 8.13	$ 20,096
Band 6	11,878.696	13.31	158,105
Band 9	4.300	13.20	57
Band 10	158.135	13.16	2,081
Band 17	12,239.916	13.26	162,301
Band 20	5,032.592	13.15	66,179
Band 24	4,088.396	13.22	54,049
Band 25	5,367.910	13.17	70,695
	41,241.753		$ 533,563

ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 5	4,353.379	$ 10.51	$ 45,754
Band 6	911.501	10.49	9,562
Band 8	4,340.365	10.47	45,444
Band 9	8,763.743	10.46	91,669
Band 17	2,103.580	10.48	22,046
Band 19	647.987	10.47	6,784
Band 20	3,768.893	10.44	39,347
Band 24	5,348.224	10.46	55,942
Band 27	615.360	10.42	6,412
	30,853.032		$ 322,960

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 2	212.666	$ 10.32	$ 2,195
Band 5	1,944.828	10.40	20,226
Band 6	191,871.096	10.36	1,987,785
Band 8	2,631.954	10.31	27,135
Band 9	13,225.164	10.27	135,822
Band 17	63,521.756	10.33	656,180
Band 19	8,592.886	10.30	88,507
Band 20	4,094.415	10.24	41,927
Band 24	57,755.187	10.29	594,301
Band 25	21,935.951	10.26	225,063
Band 27	3,488.409	10.18	35,512
Band 28	4,276.636	10.18	43,536
	373,550.948		$ 3,858,189

Legg Mason Partners Variable Lifestyle Balanced
Portfolio
Contracts in accumulation period:
Band 2	49,633.722	$ 16.16	$ 802,081
Band 4	109,518.719	15.92	1,743,538
	159,152.441		$ 2,545,619

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Legg Mason Partners Variable Lifestyle Growth
Portfolio
Contracts in accumulation period:
Band 2	13,386.830	$ 14.78	$ 197,857
Band 4	53,367.172	14.56	777,026
	66,754.002		$ 974,883

Legg Mason Partners Variable Lifestyle High Growth
Portfolio
Contracts in accumulation period:
Band 2	4,884.037	$ 15.53	$ 75,849
Band 4	24,269.175	15.30	371,318
	29,153.212		$ 447,167

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Band 2	7,530.807	$ 17.40	$ 131,036
Band 4	5,008.898	17.10	85,652
	12,539.705		$ 216,688

Legg Mason Partners Variable International All Cap
Growth Portfolio
Contracts in accumulation period:
Band 2	3,155.470	$ 17.93	$ 56,578
Band 4	9,222.691	17.61	162,412
	12,378.161		$ 218,990

Legg Mason Partners Variable Large Cap Value
Portfolio
Contracts in accumulation period:
Band 2	10,364.414	$ 24.10	$ 249,782
Band 4	17,438.000	23.68	412,932
	27,802.414		$ 662,714

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period:
Band 2	1,520.733	$ 13.18	$ 20,043
Band 4	12,947.794	12.94	167,544
	14,468.527		$ 187,587

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Colonial Small Cap Value Fund, Variable
Series - Class B
Contracts in accumulation period:
Band 1	1,517.321	$ 13.41	$ 20,347
Band 3	143.482	13.37	1,918
Band 5	222.196	13.46	2,991
Band 6	22,534.981	13.41	302,194
Band 8	46.550	13.34	621
Band 9	1,950.181	13.30	25,937
Band 10	173.878	13.26	2,306
Band 17	25,963.432	13.36	346,871
Band 19	1,148.143	13.33	15,305
Band 20	8,888.475	13.25	117,772
Band 24	28,935.473	13.32	385,421
Band 25	4,533.033	13.27	60,153
Band 26	2,415.014	13.24	31,975
Band 27	5,704.625	13.18	75,187
Band 28	608.187	13.17	8,010
	104,784.971		$ 1,397,008

Pioneer Small Cap Value VCT Portfolio - Class II
Contracts in accumulation period:
Band 5	2,998.345	$ 10.71	$ 32,112
Band 6	788.993	10.70	8,442
Band 8	2,814.442	10.68	30,058
Band 9	4,412.992	10.67	47,087
Band 17	2,418.196	10.69	25,851
Band 20	1,148.259	10.66	12,240
Band 24	4,511.012	10.68	48,178
Band 25	78.621	10.66	838
	19,170.860		$ 204,806

ProFund VP Bull
Contracts in accumulation period:
Band 6	963.633	$ 10.15	$ 9,781
Band 9	2,561.065	9.86	25,252
Band 17	721.182	12.33	8,892
Band 24	60.029	12.28	737
Band 25	428.043	12.22	5,231
Band 27	4,258.615	12.10	51,529
	8,992.567		$ 101,422

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ProFund VP Europe 30
Contracts in accumulation period:
Band 5	564.766	$ 11.76	$ 6,642
Band 6	1,643.292	11.62	19,095
Band 8	244.285	11.43	2,792
Band 9	966.201	11.30	10,918
Band 17	1,377.565	13.98	19,258
Band 19	413.201	13.93	5,756
Band 20	2,689.207	13.81	37,138
Band 24	2,196.375	13.91	30,552
	10,094.892		$ 132,151

ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 3	6,892.887	$ 8.12	$ 55,970
Band 5	3,231.381	8.21	26,530
Band 6	7,652.482	8.16	62,444
Band 9	3,304.983	8.02	26,506
Band 10	1,992.078	7.98	15,897
Band 17	351.606	9.30	3,270
Band 19	1,329.272	9.27	12,322
Band 20	12,579.443	9.19	115,605
Band 24	12,241.420	9.26	113,356
Band 25	5,827.046	9.21	53,667
Band 27	768.897	9.12	7,012
Band 28	257.810	9.11	2,349
	56,429.305		$ 494,928

ProFund VP Small-Cap
Contracts in accumulation period:
Band 1	449.340	$ 13.52	$ 6,075
Band 3	664.175	13.40	8,900
Band 5	2,869.455	13.67	39,225
Band 6	3,528.520	13.52	47,706
Band 8	1,865.446	13.29	24,792
Band 9	2,147.884	13.14	28,223
Band 10	1,564.889	13.03	20,391
Band 17	4,793.553	13.48	64,617
Band 19	116.293	13.43	1,562
Band 20	1,324.534	13.32	17,643
Band 24	3,306.046	13.42	44,367
Band 25	414.781	13.35	5,537
	23,044.916		$ 309,038

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2006		27	$13.90 to $14.43	$ 386	1.27%	1.25% to 2.45%	21.80% to 23.02%
2005		24	$11.41 to $11.73	275	2.03%	1.25% to 2.45%	-2.95% to -2.87%
2004		2	$11.85 to $11.86	20	-	1.65% to 1.75%	11.47%
2003		-	$10.64	1	(b)	1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income
Portfolio - Service Class 2
2006		374	$13.01 to $13.83	5,024	2.86%	1.05% to 2.45%	17.28% to 18.71%
2005		275	$11.21 to $11.65	3,121	1.06%	1.05% to 2.25%	3.51% to 4.48%
2004		145	$10.83 to $11.15	1,593	0.55%	1.05% to 1.95%	9.17% to 10.07%
2003		22	$9.92 to $10.13	219	(b)	1.05% to 1.90%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Contrafund®
Portfolio - Service Class 2
2006		852	$13.15 to $16.00	12,705	1.09%	1.05% to 2.45%	8.88% to 10.27%
2005		344	$11.97 to $14.51	4,669	0.04%	1.05% to 2.45%	14.20% to 15.43%
2004		79	$11.27 to $12.57	969	0.17%	1.05% to 2.10%	13.19% to 13.96%
2003		21	$10.84 to $11.03	230	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
Mutual Shares Securities Fund - Class 2
2006		94	$10.81 to $10.91	1,020	(f)	1.05% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
2006	167	$12.48 to $21.06	$ 2,388	-	1.25% to 2.45%	-0.64% to 0.48%
2005	91	$12.56 to $20.96	1,477	-	1.25% to 2.45%	5.36% to 5.54%
2004	47	$19.60 to $19.86	927	-	1.25% to 1.40%	17.86% to 18.00%
2003	63	$16.63 to $16.83	1,046	-	1.25% to 1.40%	64.65% to 65.00%
2002	71	$10.10 to $10.20	723	-	1.25% to 1.40%	-31.01% to -30.89%
ING American Funds Growth Portfolio
2006	1,846	$10.93 to $14.82	25,908	0.17%	1.05% to 2.45%	7.10% to 8.49%
2005	831	$12.68 to $13.66	10,807	-	1.05% to 2.45%	13.18% to 14.41%
2004	108	$11.23 to $11.94	1,273	-	1.05% to 2.10%	9.86% to 10.48%
2003	3	$10.75 to $10.78	35	(b)	1.25% to 1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Growth-Income Portfolio
2006	1,520	$11.32 to $14.13	19,830	0.67%	1.05% to 2.45%	11.99% to 13.40%
2005	826	$11.17 to $12.46	9,574	0.26%	1.05% to 2.45%	3.13% to 4.27%
2004	102	$10.86 to $11.95	1,202	0.16%	1.05% to 2.10%	7.75% to 8.64%
2003	7	$10.97 to $11.00	79	(b)	1.05% to 1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds International Portfolio
2006	769	$12.35 to $19.14	12,769	0.68%	1.05% to 2.45%	15.65% to 17.14%
2005	379	$13.55 to $16.34	5,458	0.43%	1.05% to 2.45%	18.54% to 19.62%
2004	43	$11.48 to $13.66	571	0.34%	1.05% to 2.00%	16.38% to 17.21%
2003	2	$11.60 to $11.62	22	(b)	1.25% to 1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Growth
Portfolio - Service Class
2006	43	$12.16 to $12.36	522	-	1.05% to 2.00%	5.00% to 6.00%
2005	23	$11.59 to $11.66	267	(e)	1.05% to 1.95%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Value
Portfolio - Service Class
2006		32	$12.63 to $12.91	$ 410	0.54%	1.05% to 2.45%	13.68% to 14.82%
2005		14	$11.11 to $11.20	152	(e)	1.25% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002
ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
2006		118	$11.98 to $21.27	2,207	0.44%	1.25% to 1.95%	10.52% to 11.39%
2005		137	$10.84 to $19.10	2,366	0.17%	1.25% to 1.95%	-2.39% to -2.25%
2004		119	$19.27 to $19.54	2,302	0.18%	1.25% to 1.40%	5.94% to 6.14%
2003		125	$18.19 to $18.41	2,267	0.16%	1.25% to 1.40%	38.43% to 38.63%
2002		115	$13.14 to $13.28	1,511	0.12%	1.25% to 1.40%	-26.47% to -26.34%
ING Capital Guardian U.S. Equities
Portfolio - Service Class
2006		68	$12.01 to $12.58	832	0.42%	1.25% to 2.00%	8.09% to 8.95%
2005		58	$11.12 to $11.56	659	0.47%	1.25% to 1.95%	4.66% to 4.90%
2004		55	$10.94 to $11.02	606	0.18%	1.25% to 1.40%	7.78% to 7.93%
2003		48	$10.15 to $10.21	483	-	1.25% to 1.40%	34.79% to 35.05%
2002		38	$7.53 to $7.56	290	0.17%	1.25% to 1.40%	-24.85% to -24.78%
ING EquitiesPlus Portfolio - Service Class
2006		15	$10.73 to $10.76	165	(f)	1.25% to 1.65%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Evergreen Health Sciences
Portfolio - Service Class
2006		233	$12.00 to $13.20	2,896	-	1.05% to 2.45%	11.27% to 12.72%
2005		119	$10.72 to $11.76	1,324	-	1.05% to 2.45%	8.35% to 9.26%
2004		8	$9.88 to $10.80	86	(d)	1.05% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Evergreen Omega Portfolio - Service Class
2006		7	$11.09 to $12.02	$ 82	-	1.05% to 2.25%	3.24% to 4.44%
2005		7	$10.69 to $11.56	77	(e)	1.05% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap
Portfolio - Service Class
2006		385	$13.05 to $14.96	5,132	-	1.05% to 2.45%	9.30% to 10.57%
2005		159	$11.94 to $13.53	1,952	-	1.05% to 2.45%	15.19% to 15.44%
2004		14	$11.65 to $11.72	168	-	1.25% to 1.40%	22.37% to 22.59%
2003		7	$9.52 to $9.56	69	-	1.25% to 1.40%	31.67% to 31.68%
2002		8	$7.23 to $7.26	56	0.18%	1.40%	-20.55%
ING FMRSM Large Cap Growth
Portfolio - Service Class
2006		57	$10.49 to $10.70	611	-	1.05% to 2.25%	0.29% to 1.42%
2005		40	$10.46 to $10.55	420	(e)	1.05% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Mid Cap Growth
Portfolio - Service Class
2006		172	$11.70 to $26.72	3,036	-	1.25% to 1.85%	2.72% to 3.32%
2005		90	$11.39 to $25.87	2,186	-	1.25% to 1.85%	1.68% to 1.81%
2004		90	$24.98 to $25.41	2,249	-	1.25% to 1.40%	13.44% to 13.64%
2003		101	$22.02 to $22.36	2,217	-	1.25% to 1.40%	37.20% to 37.35%
2002		100	$16.05 to $16.28	1,602	-	1.25% to 1.40%	-49.53% to -49.44%
ING Franklin Income Portfolio - Service Class
2006		257	$10.86 to $10.95	2,809	(f)	1.05% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Real Estate Portfolio - Service Class
2006		148	$13.54 to $13.64	$ 2,017	(f)	1.25% to 2.25%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Global Resources Portfolio - Service Class
2006		188	$15.77 to $36.98	3,098	0.14%	1.05% to 2.45%	18.72% to 19.91%
2005		60	$13.30 to $30.84	894	0.20%	1.25% to 2.25%	35.83% to 36.04%
2004		5	$22.13 to $22.60	110	1.22%	1.25% to 1.40%	4.93% to 5.05%
2003		3	$21.09 to $21.58	54	-	1.25% to 1.40%	50.11% to 50.38%
2002		2	$14.05 to $14.35	28	0.52%	1.25% to 1.40%	-0.57% to -0.49%
ING Global Technology Portfolio - Service Class
2006		14	$7.76 to $12.33	161	-	1.25% to 1.95%	7.21% to 7.93%
2005		11	$7.19 to $11.43	112	-	1.25% to 1.95%	0.70% to 0.70%
2004		2	$7.14	13	(g)	1.25%	(g)
2003		(g)	(g)	(g)	(g)	(g)	(g)
2002		(g)	(g)	(g)	(g)	(g)	(g)
ING International Portfolio - Service Class
2006		19	$13.81	268	1.61%	1.40%	19.88%
2005		20	$11.52 to $11.52	226	2.30%	1.40%	8.99%
2004		20	$10.57	208	1.03%	1.40%	15.02%
2003		20	$9.19 to $9.30	182	-	1.25% to 1.40%	27.46% to 27.57%
2002		-	$7.21 to $7.29	1	(a)	1.40%	(a)
ING Janus Contrarian Portfolio - Service Class
2006		47	$14.40 to $16.43	756	0.35%	1.05% to 2.10%	20.65% to 21.49%
2005		21	$11.87 to $13.55	272	-	1.25% to 1.95%	13.62% to 14.02%
2004		5	$10.41 to $11.47	57	-	1.40% to 1.75%	15.54%
2003		4	$9.01	40	-	1.40%	(c)
2002		-	-	-	-	1.25% to 1.40%	-26.86%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2006		308	$18.10 to $18.88	$ 5,655	0.50%	1.05% to 2.45%	32.77% to 34.13%
2005		83	$13.64 to $14.08	1,148	-	1.25% to 2.25%	32.98% to 33.21%
2004		32	$10.46 to $10.57	335	0.32%	1.25% to 1.40%	16.09% to 16.28%
2003		33	$9.01 to $9.09	298	-	1.25% to 1.40%	44.62% to 44.75%
2002		37	$6.23 to $6.28	233	-	1.25% to 1.40%	-12.01% to -11.80%
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
2006		420	$13.09 to $15.41	5,978	-	1.05% to 2.45%	13.94% to 15.43%
2005		203	$11.97 to $13.35	2,518	-	1.05% to 2.45%	1.69% to 2.61%
2004		14	$11.83 to $13.01	177	-	1.05% to 1.95%	23.94% to 24.62%
2003		2	$10.36 to $10.44	21	(b)	1.05% to 1.55%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Value Opportunities
Portfolio - Service Class
2006		133	$12.40 to $12.67	1,677	0.28%	1.05% to 2.45%	17.30% to 18.86%
2005		167	$10.57 to $10.66	1,770	(e)	1.05% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Julius Baer Foreign Portfolio - Service Class
2006		366	$15.11 to $18.22	6,379	-	1.05% to 2.45%	26.26% to 27.56%
2005		152	$11.86 to $14.15	2,083	-	1.25% to 2.45%	13.15% to 13.93%
2004		19	$11.94 to $12.42	232	(d)	1.25% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Partners All Cap
Portfolio - Service Class
2006		171	$12.72 to $15.08	2,440	0.63%	1.05% to 2.25%	15.72% to 16.72%
2005		122	$11.07 to $12.94	1,496	0.47%	1.05% to 1.95%	2.50% to 3.44%
2004		16	$11.32 to $11.98	187	0.54%	1.40% to 1.75%	8.33%
2003		17	$10.45 to $10.51	180	-	1.25% to 1.40%	29.49% to 29.59%
2002		21	$8.07 to $8.11	169	0.79%	1.25% to 1.40%	-24.08% to -23.92%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Value Portfolio - Service Class
2006	550	$10.27 to $12.65	$ 6,449	-	1.05% to 2.25%	4.11% to 5.40%
2005	274	$9.74 to $12.05	3,032	-	1.05% to 2.25%	3.91% to 4.84%
2004	44	$9.36 to $11.53	419	0.35%	1.05% to 1.95%	11.69% to 12.65%
2003	19	$8.38 to $8.62	159	-	1.05% to 1.90%	20.85% to 21.07%
2002	12	$7.05 to $7.07	83	0.60%	1.25% to 1.40%	-20.88% to -20.47%
ING LifeStyle Aggressive Growth
Portfolio - Service Class
2006	1,240	$13.33 to $14.20	17,434	0.13%	1.25% to 2.45%	15.42% to 16.67%
2005	440	$11.90 to $12.20	5,317	0.04%	1.25% to 2.45%	5.67% to 6.18%
2004	31	$11.47 to $11.49	354	(d)	1.45% to 1.95%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Growth Portfolio - Service Class
2006	2,606	$13.22 to $13.49	34,973	0.47%	1.05% to 2.45%	12.79% to 14.02%
2005	861	$11.67 to $11.85	10,165	0.18%	1.25% to 2.45%	4.72% to 5.24%
2004	5	$11.24 to $11.26	51	(d)	1.45% to 2.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth
Portfolio - Service Class
2006	2,950	$12.22 to $12.92	37,755	0.84%	1.05% to 2.45%	10.84% to 12.03%
2005	1,110	$11.35 to $11.48	12,710	0.40%	1.25% to 2.45%	3.73% to 4.46%
2004	71	$10.94 to $11.01	785	(d)	1.25% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service Class
2006	1,188	$11.83 to $12.47	14,586	1.07%	1.05% to 2.60%	8.87% to 10.02%
2005	564	$11.05 to $11.28	6,309	0.44%	1.25% to 2.45%	3.44% to 3.81%
2004	6	$10.74 to $10.77	67	(d)	1.45% to 2.10%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Limited Maturity Bond
Portfolio - Service Class
2006		36	$20.96 to $21.54	$ 754	3.25%	1.25% to 1.40%	2.39% to 2.57%
2005		46	$20.47 to $21.00	941	5.07%	1.25% to 1.40%	0.20% to 0.33%
2004		58	$20.43 to $20.93	1,191	4.80%	1.25% to 1.40%	-0.05% to 0.14%
2003		68	$20.44 to $20.90	1,395	1.04%	1.25% to 1.40%	1.39% to 1.55%
2002		64	$20.16 to $20.58	1,298	3.64%	1.25% to 1.40%	5.77% to 5.86%
ING Liquid Assets Portfolio - Service Class
2006		591	$10.25 to $17.43	7,050	4.34%	1.05% to 2.25%	2.30% to 3.31%
2005		352	$10.02 to $16.29	4,092	3.07%	1.25% to 2.25%	0.80% to 1.56%
2004		87	$9.98 to $16.04	1,254	1.01%	1.25% to 1.95%	-0.65% to -0.37%
2003		46	$15.38 to $16.57	720	0.91%	1.05% to 1.55%	-0.63% to -0.49%
2002		92	$15.84 to $16.18	1,467	1.44%	1.25% to 1.40%	0.00% to 0.19%
ING Lord Abbett Affiliated
Portfolio - Service Class
2006		34	$12.93 to $14.60	459	0.86%	1.25% to 1.85%	15.45% to 16.15%
2005		17	$11.20 to $12.57	201	1.55%	1.25% to 1.85%	3.98%
2004		87	$10.80 to $12.54	1,083	0.20%	1.05% to 1.95%	6.32% to 6.45%
2003		83	$11.71 to $11.78	968	-	1.25% to 1.40%	36.96% to 37.14%
2002		79	$8.55 to $8.59	677	0.21%	1.25% to 1.40%	-26.61% to -26.46%
ING MarketPro Portfolio - Service Class
2006		25	$10.82 to $10.90	270	(f)	1.25% to 1.95%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Marsico Growth Portfolio - Service Class
2006		500	$12.29 to $17.24	7,184	-	1.25% to 2.45%	2.48% to 3.67%
2005		397	$11.94 to $16.63	5,971	-	1.25% to 2.45%	6.75% to 7.58%
2004		296	$11.19 to $15.47	4,504	-	1.25% to 1.95%	10.90% to 11.14%
2003		323	$13.76 to $13.92	4,447	-	1.25% to 1.40%	30.80% to 31.07%
2002		333	$10.52 to $10.62	3,502	-	1.25% to 1.40%	-30.52% to -30.50%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Marsico International Opportunities
Portfolio - Service Class
2006		226	$14.95 to $15.27	$ 3,417	0.03%	1.05% to 2.45%	21.31% to 22.65%
2005		147	$12.34 to $12.45	1,817	(e)	1.05% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Service Class
2006		606	$11.79 to $28.36	10,544	2.33%	1.05% to 2.45%	9.37% to 10.74%
2005		480	$10.78 to $25.61	8,270	2.10%	1.05% to 2.45%	0.93% to 1.83%
2004		200	$10.73 to $25.15	4,707	1.95%	1.05% to 1.95%	8.99% to 9.97%
2003		181	$21.14 to $22.87	4,012	0.48%	1.05% to 1.90%	15.13% to 15.31%
2002		182	$19.23 to $19.47	3,506	2.15%	1.25% to 1.40%	-6.47% to -6.30%
ING MFS Utilities Portfolio - Service Class
2006		238	$14.49 to $14.74	3,492	0.09%	1.25% to 2.25%	27.89% to 29.18%
2005		87	$11.33 to $11.41	988	(e)	1.25% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street
Portfolio® - Service Class
2006		273	$12.87 to $25.53	5,444	1.18%	1.05% to 2.25%	12.40% to 13.77%
2005		141	$11.45 to $22.44	2,788	0.90%	1.05% to 2.25%	3.91% to 4.62%
2004		114	$11.10 to $21.45	2,350	0.80%	1.05% to 1.75%	10.89% to 11.66%
2003		130	$18.00 to $19.21	2,420	0.22%	1.05% to 1.75%	22.85% to 23.04%
2002		143	$15.14 to $15.32	2,176	0.39%	1.25% to 1.40%	-25.93% to -25.85%
ING PIMCO Core Bond Portfolio - Service Class
2006		537	$10.32 to $14.73	6,525	2.42%	1.05% to 2.45%	1.97% to 3.22%
2005		356	$10.12 to $14.27	4,307	3.26%	1.05% to 2.45%	0.49% to 1.42%
2004		110	$10.12 to $14.07	1,456	3.24%	1.05% to 2.10%	2.87% to 3.76%
2003		63	$12.53 to $13.56	825	1.59%	1.05% to 1.90%	3.23% to 3.42%
2002		63	$12.71 to $12.87	805	3.99%	1.25% to 1.40%	7.17% to 7.34%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2006		370	$11.37 to $12.07	$ 4,331	6.23%	1.05% to 2.45%	6.45% to 7.77%
2005		230	$10.69 to $11.20	2,518	6.85%	1.05% to 2.25%	2.29% to 3.23%
2004		94	$10.49 to $10.85	1,016	(d)	1.05% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Service Class
2006		10	$12.46 to $12.67	130	-	1.25% to 2.25%	14.44% to 15.29%
2005		7	$10.94 to $10.99	77	(e)	1.25% to 1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value
Portfolio - Service Class
2006		318	$11.89 to $12.10	3,836	0.18%	1.25% to 2.45%	9.79% to 10.91%
2005		135	$10.83 to $10.91	1,473	(e)	1.25% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
2006		764	$12.24 to $48.97	10,170	1.15%	1.05% to 2.45%	11.99% to 13.42%
2005		191	$10.93 to $43.26	2,834	0.65%	1.05% to 2.45%	6.25% to 6.39%
2004		22	$39.69 to $40.66	869	0.87%	1.25% to 1.40%	14.98% to 15.15%
2003		28	$34.52 to $35.31	964	0.43%	1.25% to 1.40%	23.46% to 23.68%
2002		32	$27.96 to $28.55	911	1.21%	1.25% to 1.40%	-0.92% to -0.76%
ING T. Rowe Price Equity Income
Portfolio - Service Class
2006		503	$12.98 to $35.36	7,183	1.27%	1.05% to 2.45%	16.31% to 17.87%
2005		330	$11.16 to $30.06	4,382	0.87%	1.05% to 2.45%	1.91% to 2.63%
2004		58	$11.00 to $29.29	1,336	0.92%	1.25% to 2.00%	13.31% to 13.44%
2003		42	$25.24 to $25.82	1,055	0.40%	1.25% to 1.40%	23.42% to 23.60%
2002		46	$20.45 to $20.89	942	1.31%	1.25% to 1.40%	-14.44% to -14.28%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Global Growth
Portfolio - Service Class
2006		234	$13.61 to $27.01	$ 3,771	0.85%	1.25% to 2.45%	19.79% to 20.42%
2005		54	$11.47 to $22.43	1,139	0.73%	1.25% to 1.75%	8.33% to 8.51%
2004		51	$20.30 to $20.67	1,045	0.48%	1.25% to 1.40%	9.43% to 9.54%
2003		56	$18.55 to $18.87	1,043	-	1.25% to 1.40%	34.42% to 34.59%
2002		66	$13.80 to $14.02	910	0.11%	1.25% to 1.40%	-21.32% to -21.15%
ING UBS U.S. Allocation Portfolio - Service Class
2006		54	$10.63 to $12.61	639	1.57%	1.25% to 2.10%	8.86% to 9.65%
2005		52	$9.71 to $11.50	560	1.44%	1.25% to 1.95%	4.44% to 5.27%
2004		28	$9.24 to $10.94	271	0.92%	1.25% to 1.95%	9.35% to 9.54%
2003		20	$8.45 to $8.49	166	-	1.25% to 1.40%	16.39% to 16.46%
2002		21	$7.26 to $7.29	150	1.14%	1.25% to 1.40%	-16.36%
ING Van Kampen Equity Growth
Portfolio - Service Class
2006		32	$12.85 to $13.01	414	-	1.25% to 1.95%	2.07% to 2.76%
2005		17	$12.59 to $12.66	217	(e)	1.25% to 1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Global Franchise
Portfolio - Service Class
2006		123	$12.18 to $12.77	1,567	1.36%	1.25% to 2.25%	18.60% to 19.79%
2005		40	$10.59 to $10.66	429	(e)	1.25% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Growth and Income
Portfolio - Service Class
2006		123	$11.36 to $32.68	2,443	1.16%	1.25% to 2.10%	13.56% to 14.55%
2005		88	$11.06 to $28.53	2,026	0.91%	1.25% to 2.10%	8.52% to 8.69%
2004		58	$25.81 to $26.25	1,502	0.82%	1.25% to 1.40%	12.51% to 12.71%
2003		84	$22.94 to $23.29	1,924	0.23%	1.25% to 1.40%	26.11% to 26.23%
2002		88	$18.19 to $18.45	1,606	0.78%	1.25% to 1.40%	-15.94% to -15.84%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Real Estate
Portfolio - Service Class
2006		242	$13.58 to $83.11	$ 4,966	1.09%	1.05% to 2.45%	34.52% to 36.19%
2005		128	$13.50 to $61.15	2,090	1.16%	1.05% to 2.45%	14.51% to 15.33%
2004		22	$11.84 to $53.02	670	1.65%	1.25% to 2.10%	35.82% to 36.05%
2003		8	$38.11 to $38.97	302	0.82%	1.25% to 1.40%	35.82% to 36.02%
2002		7	$28.06 to $28.65	185	3.64%	1.25% to 1.40%	-1.20% to -1.07%
ING VP Index Plus International Equity
Portfolio - Service Class
2006		32	$12.66 to $12.77	412	(f)	1.05% to 1.85%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
2006		141	$12.58 to $26.19	2,279	0.49%	1.25% to 2.45%	13.27% to 13.77%
2005		47	$11.23 to $23.03	983	0.63%	1.25% to 1.65%	4.35% to 4.49%
2004		43	$21.62 to $22.04	935	0.30%	1.25% to 1.40%	11.04% to 11.20%
2003		54	$19.47 to $19.82	1,063	0.10%	1.25% to 1.40%	29.28% to 29.46%
2002		59	$15.06 to $15.31	898	0.11%	1.25% to 1.40%	-30.28% to -30.12%
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
2006		30	$11.37 to $11.48	338	(f)	1.25% to 2.10%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Baron Small Cap Growth
Portfolio - Service Class
2006		321	$12.31 to $12.58	4,008	-	1.05% to 2.45%	12.63% to 14.05%
2005		72	$10.93 to $11.03	793	(e)	1.05% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Columbia Small Cap Value II
Portfolio - Service Class
2006		86	$10.00 to $10.06	$ 865	(f)	1.25% to 2.25%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Davis Venture Value Portfolio - Service Class
2006		220	$11.02 to $11.15	2,440	-	1.25% to 2.45%	-
2005		1	$9.91	11	(e)	1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING Fundamental Research Portfolio - Initial Class
2006		223	$10.48 to $10.49	2,341	(f)	1.25% to 1.40%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Fundamental Research
Portfolio - Service Class
2006		-	$12.12 to $12.17	5	0.03%	1.45% to 1.65%	10.28%
2005		2	$10.98 to $10.99	26	(e)	1.65% to 1.85%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International
Portfolio - Service Class
2006		145	$14.86 to $18.30	2,290	0.10%	1.05% to 2.45%	19.07% to 20.63%
2005		65	$12.48 to $15.17	842	0.90%	1.05% to 2.45%	7.73% to 8.41%
2004		3	$11.64 to $13.92	46	(d)	1.25% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Mid Cap Value
Portfolio - Service Class
2006		61	$13.48 to $17.45	$ 983	-	1.05% to 2.25%	13.95% to 15.26%
2005		66	$11.83 to $15.14	920	0.29%	1.05% to 2.25%	6.36% to 7.38%
2004		32	$11.17 to $14.10	436	-	1.05% to 1.95%	18.49% to 19.29%
2003		5	$11.68 to $11.82	54	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2006		85	$12.87 to $14.04	1,129	-	1.05% to 2.45%	7.52% to 8.84%
2005		64	$11.97 to $12.90	777	-	1.05% to 2.45%	9.06% to 9.84%
2004		8	$11.03 to $11.69	93	-	1.25% to 1.95%	7.77% to 7.77%
2003		-	$10.81	5	(b)	1.55%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING Neuberger Berman Partners
Portfolio - Service Class
2006		79	$10.24 to $10.33	817	(f)	1.05% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Neuberger Berman Regency
Portfolio - Service Class
2006		5	$10.08 to $10.09	47	(f)	1.25% to 1.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Oppenheimer Global Portfolio - Initial Class
2006		19	$13.83 to $14.05	265	0.06%	1.05% to 1.95%	15.64% to 16.79%
2005		22	$11.96 to $12.03	268	(e)	1.05% to 1.95%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Global
Portfolio - Service Class
2006		534	$13.88 to $16.13	$ 8,193	0.08%	1.05% to 2.45%	14.97% to 16.38%
2005		185	$11.97 to $13.86	2,432	1.35%	1.05% to 2.25%	11.06% to 12.05%
2004		7	$11.66 to $12.37	80	-	1.05% to 1.95%	13.04% to 13.80%
2003		3	$10.74 to $10.87	28	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Foreign Equity
Portfolio - Service Class
2006		42	$11.15 to $11.21	466	(f)	1.05% to 1.85%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING Thornburg Value Portfolio - Initial Class
2006		1	$9.76 to $12.95	12	0.70%	1.45% to 1.75%	14.82% to 15.11%
2005		3	$8.50 to $11.25	24	-	1.45% to 1.75%	-0.23%
2004		2	$8.52	17	(d)	1.75%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity
Portfolio - Service Class
2006		43	$13.28 to $13.66	581	0.73%	1.05% to 2.10%	12.04% to 13.08%
2005		32	$11.19 to $12.08	380	0.89%	1.05% to 2.00%	7.19%
2004		6	$11.13	71	(d)	1.65%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Small Cap Growth
Portfolio - Service Class
2006		1	$9.67 to $9.69	7	(f)	1.45% to 1.75%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Comstock
Portfolio - Service Class
2006	278	$12.72 to $14.47	$ 3,696	0.74%	1.05% to 2.45%	13.35% to 14.66%
2005	194	$10.59 to $12.62	2,273	0.39%	1.05% to 2.25%	1.44% to 2.35%
2004	22	$11.13 to $12.33	264	-	1.05% to 1.95%	14.69% to 15.56%
2003	11	$10.55 to $10.67	116	(b)	1.05% to 1.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income
Portfolio - Service Class
2006	45	$11.85 to $12.07	542	2.20%	1.25% to 2.45%	9.99% to 11.04%
2005	35	$10.81 to $10.87	377	(e)	1.25% to 2.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 1
2006	325	$10.77 to $11.10	3,542	2.43%	1.55% to 2.40%	5.18% to 6.02%
2005	372	$10.24 to $10.47	3,840	2.39%	1.55% to 2.40%	-0.87% to 0.10%
2004	446	$10.33 to $10.46	4,629	0.65%	1.55% to 2.40%	0.98% to 1.85%
2003	510	$10.23 to $10.27	5,224	(b)	1.55% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	525	$10.40 to $10.70	5,520	2.70%	1.55% to 2.40%	4.10% to 5.00%
2005	624	$9.99 to $10.19	6,281	2.83%	1.55% to 2.40%	-1.48% to -0.59%
2004	790	$10.14 to $10.25	8,050	0.10%	1.55% to 2.40%	1.20% to 2.09%
2003	1,045	$10.02 to $10.04	10,476	(b)	1.55% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	296	$10.10 to $10.37	3,015	2.55%	1.55% to 2.40%	3.80% to 4.75%
2005	570	$9.73 to $9.90	5,583	1.91%	1.55% to 2.40%	-1.62% to -0.80%
2004	670	$9.89 to $9.98	6,647	(d)	1.55% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 4
2006		301	$10.76 to $11.02	$ 3,271	2.77%	1.55% to 2.40%	5.28% to 6.27%
2005		427	$10.22 to $10.37	4,384	1.56%	1.55% to 2.40%	-1.06% to -0.29%
2004		552	$10.33 to $10.40	5,714	(d)	1.55% to 2.40%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 5
2006		339	$11.37 to $11.62	3,885	1.71%	1.55% to 2.40%	8.60% to 9.52%
2005		477	$10.47 to $10.61	5,020	0.90%	1.55% to 2.40%	0.29% to 1.14%
2004		641	$10.44 to $10.49	6,705	(d)	1.55% to 2.40%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 6
2006		171	$10.82 to $11.09	1,862	1.94%	1.55% to 2.60%	7.66% to 8.83%
2005		402	$10.05 to $10.19	4,064	0.34%	1.55% to 2.60%	0.00% to 1.09%
2004		525	$10.05 to $10.08	5,285	(d)	1.55% to 2.60%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 7
2006		332	$10.74 to $10.90	3,582	1.79%	1.75% to 2.45%	7.62% to 8.35%
2005		656	$9.97 to $10.06	6,569	(e)	1.75% to 2.60%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 8
2006		62	$10.84 to $11.02	680	0.69%	1.55% to 2.45%	7.97% to 9.00%
2005		293	$10.04 to $10.11	2,946	(e)	1.55% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 9
2006		36	$10.67 to $10.82	$ 381	0.72%	1.55% to 2.45%	7.45% to 8.42%
2005		157	$9.93 to $9.98	1,557	(e)	1.55% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 10
2006		93	$10.67 to $10.79	997	0.48%	1.55% to 2.45%	7.13% to 8.12%
2005		283	$9.95 to $9.98	2,822	(e)	1.55% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 11
2006		507	$10.54 to $10.64	5,356	(f)	1.55% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING GET U.S. Core Portfolio - Series 12
2006		105	$11.15 to $11.23	1,171	(f)	1.55% to 2.45%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING GET U.S. Core Portfolio - Series 13
2006		950	$10.05 to $10.08	9,554	(f)	1.95% to 2.60%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Global Equity Dividend Portfolio
2006		33	$9.03 to $14.34	$ 376	4.10%	1.05% to 2.25%	24.40% to 25.97%
2005		29	$7.22 to $11.43	268	3.25%	1.05% to 2.25%	2.56% to 3.05%
2004		6	$7.04 to $7.21	40	-	1.25% to 1.75%	7.84% to 8.10%
2003		3	$6.63 to $6.67	21	-	1.25% to 1.40%	27.26%
2002		3	$5.21	14	0.01%	1.40%	-25.78%
ING VP Index Plus LargeCap Portfolio - Class S
2006		329	$11.10 to $12.81	4,051	0.89%	1.05% to 2.45%	11.64% to 13.13%
2005		305	$9.96 to $11.38	3,370	0.76%	1.05% to 2.45%	3.10% to 4.05%
2004		58	$9.64 to $10.98	570	0.61%	1.05% to 1.95%	8.31% to 9.05%
2003		10	$8.90 to $9.06	89	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus MidCap Portfolio - Class S
2006		433	$10.75 to $15.33	5,948	0.42%	1.05% to 2.45%	6.57% to 8.03%
2005		306	$11.52 to $14.19	3,933	0.26%	1.05% to 2.45%	8.68% to 9.66%
2004		60	$11.39 to $12.94	754	0.42%	1.05% to 2.10%	14.30% to 15.12%
2003		17	$11.05 to $11.24	194	(b)	1.05% to 1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class S
2006		377	$10.99 to $16.73	5,395	0.25%	1.05% to 2.45%	10.84% to 12.28%
2005		292	$12.27 to $14.90	3,809	0.17%	1.05% to 2.45%	5.29% to 6.28%
2004		61	$11.70 to $14.02	817	-	1.05% to 2.10%	19.39% to 20.45%
2003		15	$11.40 to $11.64	173	(b)	1.05% to 1.90%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ING VP Value Opportunity Portfolio - Class S
2006		14	$10.28 to $12.91	158	1.36%	1.25% to 1.95%	13.52% to 14.39%
2005		15	$8.98 to $11.31	148	1.09%	1.25% to 1.95%	4.75% to 5.36%
2004		4	$8.57 to $10.73	36	-	1.25% to 1.95%	7.89%
2003		1	$7.98	5	(b)	1.75%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Financial Services Portfolio - Class S
2006		80	$13.14 to $13.73	$ 1,067	1.09%	1.05% to 2.45%	14.46% to 15.96%
2005		33	$11.48 to $11.84	387	0.93%	1.05% to 2.45%	5.78% to 6.47%
2004		4	$10.95 to $11.12	44	(d)	1.05% to 1.75%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING VP MidCap Opportunities
Portfolio - Class S
2006		5	$8.66 to $8.74	45	-	1.25% to 1.40%	6.00% to 6.33%
2005		5	$8.17 to $8.22	43	-	1.25% to 1.40%	8.64% to 8.73%
2004		8	$7.52 to $7.56	59	(d)	1.25% to 1.40%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities
Portfolio - Class S
2006		41	$8.13 to $13.31	534	-	1.25% to 1.95%	10.13% to 11.01%
2005		22	$7.34 to $11.99	241	-	1.25% to 1.95%	7.31%
2004		3	$6.84	22	-	1.40%	8.40%
2003		4	$6.31 to $6.33	24	-	1.25% to 1.40%	36.58% to 36.72%
2002		1	$4.62 to $4.63	7	-	1.25% to 1.40%	-44.54% to -44.48%
ING VP Balanced Portfolio - Class S
2006		31	$10.42 to $10.51	323	(f)	1.05% to 2.25%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ING VP Intermediate Bond Portfolio - Class S
2006		374	$10.18 to $10.40	3,858	6.02%	1.05% to 2.45%	1.39% to 2.47%
2005		109	$10.04 to $10.11	1,099	(e)	1.25% to 2.25%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Legg Mason Partners Variable Lifestyle Balanced
Portfolio
2006		159	$15.92 to $16.16	$ 2,545	2.52%	1.25% to 1.40%	6.70% to 6.88%
2005		202	$14.92 to $15.12	3,021	2.09%	1.25% to 1.40%	1.08% to 1.20%
2004		242	$14.76 to $14.94	3,579	0.13%	1.25% to 1.40%	6.11% to 6.26%
2003		313	$13.91 to $14.06	4,364	2.53%	1.25% to 1.40%	18.58% to 18.85%
2002		348	$11.73 to $11.83	4,095	6.58%	1.25% to 1.40%	-7.78% to -7.65%
Legg Mason Partners Variable Lifestyle Growth
Portfolio
2006		67	$14.56 to $14.78	974	1.58%	1.25% to 1.40%	7.30% to 7.49%
2005		102	$13.57 to $13.75	1,381	1.39%	1.25% to 1.40%	3.27% to 3.46%
2004		125	$13.14 to $13.29	1,642	0.06%	1.25% to 1.40%	7.18% to 7.26%
2003		140	$12.26 to $12.39	1,715	1.62%	1.25% to 1.40%	28.11% to 28.26%
2002		157	$9.57 to $9.66	1,504	10.64%	1.25% to 1.40%	-19.24% to -19.10%
Legg Mason Partners Variable Lifestyle High
Growth Portfolio
2006		29	$15.30 to $15.53	447	0.82%	1.25% to 1.40%	7.90% to 8.07%
2005		48	$14.18 to $14.37	677	0.41%	1.25% to 1.40%	4.57% to 4.74%
2004		57	$13.56 to $13.72	777	-	1.25% to 1.40%	9.09% to 9.24%
2003		69	$12.43 to $12.56	854	0.64%	1.25% to 1.40%	34.96% to 35.20%
2002		76	$9.21 to $9.29	704	1.08%	1.25% to 1.40%	-24.82% to -24.72%
Legg Mason Partners Variable High Income Portfolio
2006		13	$17.10 to $17.40	217	7.65%	1.25% to 1.40%	9.40% to 9.57%
2005		14	$15.63 to $15.88	215	7.80%	1.25% to 1.40%	1.23% to 1.34%
2004		14	$15.44 to $15.67	221	6.64%	1.25% to 1.40%	8.89% to 9.05%
2003		23	$14.18 to $14.37	321	7.26%	1.25% to 1.40%	25.71% to 25.94%
2002		25	$11.28 to $11.41	284	24.46%	1.25% to 1.40%	-4.57% to -4.44%
Legg Mason Partners Variable International
All Cap Growth Portfolio
2006		12	$17.61 to $17.93	219	2.02%	1.25% to 1.40%	24.10% to 24.34%
2005		15	$14.19 to $14.42	209	1.41%	1.25% to 1.40%	10.17% to 10.33%
2004		17	$12.88 to $13.07	216	0.89%	1.25% to 1.40%	16.14% to 16.38%
2003		21	$11.09 to $11.23	235	0.89%	1.25% to 1.40%	25.74% to 25.90%
2002		24	$8.82 to $8.92	214	0.85%	1.25% to 1.40%	-26.74% to -26.64%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Legg Mason Partners Variable Large Cap Value Portfolio
2006		28	$23.68 to $24.10	$ 663	1.09%	1.25% to 1.40%	16.59% to 16.76%
2005		39	$20.31 to $20.64	790	1.31%	1.25% to 1.40%	5.02% to 5.20%
2004		54	$19.34 to $19.62	1,048	1.71%	1.25% to 1.40%	9.08% to 9.24%
2003		66	$17.73 to $17.96	1,173	1.50%	1.25% to 1.40%	25.83% to 25.95%
2002		87	$14.09 to $14.26	1,226	3.54%	1.25% to 1.40%	-26.46% to -26.30%
Legg Mason Partners Variable Money Market Portfolio
2006		14	$12.94 to $13.18	188	4.73%	1.25% to 1.40%	3.19% to 3.37%
2005		12	$12.54 to $12.75	145	2.60%	1.25% to 1.40%	1.37% to 1.51%
2004		13	$12.37 to $12.56	163	0.87%	1.25% to 1.40%	-0.56% to -0.32%
2003		24	$12.44 to $12.60	298	0.66%	1.25% to 1.40%	-0.72% to -0.63%
2002		24	$12.53 to $12.68	304	1.33%	1.25% to 1.40%	-0.56% to 0.00%
Colonial Small Cap Value Fund, Variable Series - Class B
2006		105	$13.17 to $13.46	1,397	0.41%	1.05% to 2.45%	16.65% to 17.84%
2005		71	$11.29 to $11.38	810	(e)	1.25% to 2.45%	(e)
2004		(e)	(e)	(e)	(e)	(e)	(e)
2003		(e)	(e)	(e)	(e)	(e)	(e)
2002		(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Small Cap Value VCT Portfolio - Class II
2006		19	$10.66 to $10.71	205	(f)	1.05% to 1.95%	(f)
2005		(f)	(f)	(f)	(f)	(f)	(f)
2004		(f)	(f)	(f)	(f)	(f)	(f)
2003		(f)	(f)	(f)	(f)	(f)	(f)
2002		(f)	(f)	(f)	(f)	(f)	(f)
ProFund VP Bull
2006		9	$9.86 to $12.33	101	0.26%	1.25% to 2.25%	11.11% to 12.28%
2005		9	$8.83 to $11.01	86	-	1.25% to 2.25%	0.91% to 1.46%
2004		8	$8.70 to $8.91	70	-	1.25% to 1.90%	7.48%
2003		3	$8.29	25	-	1.25%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

					Investment
	Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ProFund VP Europe 30
2006		10	$11.30 to $13.98	$ 132	0.43%	1.05% to 1.95%	15.18% to 16.32%
2005		8	$9.78 to $12.07	89	-	1.05% to 1.95%	6.01% to 6.98%
2004		21	$9.21 to $11.32	235	-	1.05% to 1.95%	0.00%
2003		1	$8.31	9	(b)	1.25%	(b)
2002		(b)	(b)	(b)	(b)	(b)	(b)
ProFund VP Rising Rates Opportunity
2006		56	$7.98 to $9.30	495	2.07%	1.05% to 2.45%	7.67% to 8.89%
2005		36	$7.39 to $8.57	293	-	1.05% to 2.25%	-9.66% to -8.83%
2004		16	$8.17 to $9.43	133	(d)	1.05% to 1.95%	(d)
2003		(d)	(d)	(d)	(d)	(d)	(d)
2002		(d)	(d)	(d)	(d)	(d)	(d)
ProFund VP Small-Cap
2006		23	$13.03 to $13.67	309	-	1.05% to 1.95%	12.50% to 13.54%
2005		16	$11.57 to $12.04	193	-	1.05% to 1.95%	0.87% to 1.69%
2004		12	$11.47 to $11.84	138	-	1.05% to 1.90%	14.61% to 15.51%
2003		7	$10.06 to $10.25	67	-	1.05% to 1.75%	40.78% to 40.94%
2002		-	$7.21 to $7.23	1	(a)	1.40%	(a)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(c)	As prior Contracts were replaced in 2003, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(f)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

(g)	As investment Division had neither assets nor activities in 2003 and 2002, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

PART C -- OTHER INFORMATION ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS (a) FINANCIAL STATEMENTS:

(1)	Included in Part A:

Condensed Financial Information

(2)	Included in Part B:

Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm

Statements of Operations - Statutory Basis for the years ended December 31, 2006 and 2005

Balance Sheets - Statutory Basis as of December 31, 2006 and 2005

Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2006 and 2005

Statements of Cash Flows - Statutory Basis for the years ended December 31, 2006 and 2005

Notes to Financial Statements

Financial Statements of Separate Account NY-B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the year ended December 31, 2006

Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005

Notes to Financial Statements

(b) EXHIBITS:

(1)	Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos.

333-85618, 811-07935).

(2)	Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a) Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(c)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-1090),
incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(e)	Earnings Enhancement Death Benefit Rider (RLNY-RA-1086), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(f)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(g)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(h)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(i)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(j)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(k)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(m)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(n)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on September 20, 2004 (File Nos. 333-115515, 811-07935).

(o)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on September 20, 2004 (File Nos. 333-115515, 811-07935).

(p)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618, 811-07935).

(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618, 811-07935).

(r)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618, 811-07935).

(5)	(a)	ReliaStar Life Insurance Company of New York Customer Data Form (RLNY-CDF-2030)
(8/30/2004) (132289), incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on May 27, 2004 (File Nos.
333-115515, 811-07935).

	(b)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326), attached.

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and Exchange
Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002
(File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First Golden
American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First Golden American
Life Insurance Company of New York and Golden American Life Insurance Company,
incorporated herein by reference to the initial filing of a registration statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April
5, 2002 (File Nos. 333-85618, 811-07935).

	(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated
on May 17, 2004 by and among ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services,
Inc., American Funds Insurance Series and Capital Research and Management Company,
incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with
Securities and Exchange Commission on August 1, 2005 (File Nos. 333-70600, 811-05626).

	(e)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life Insurance
Company of New York, ING Variable Insurance Trust, ING Mutual Funds Management Co. LLC
and ING Funds Distributor, Inc. incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos.
333-85618, 811-07935).

	(f)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and
ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-
B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-
07935).

	(g)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York,
ProFunds and ProFund Advisors LLC incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos.
333-85618, 811-07935).

	(h)	Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-
B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618,
811-07935).

	(i)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, and Directed Services, LLC,
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No. 18 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 13, 2007
(File Nos. 333-85618, 811-07935).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer and
	Atlanta, GA 30327-4390	Director

David A. Wheat*	5780 Powers Ferry Road	Executive Vice President, Chief Financial
	Atlanta, GA 30327-4390	Officer and Director

Name	Principal Business Address	Positions and Offices with Depositor
William D. Bonneville	1000 Woodbury Road,	Executive Vice President and Chief
	Suite 208	Administrative Officer
Woodbury, NY 11797

James R. Gelder*	20 Washington Avenue South	Chairman and Director
Minneapolis, MN 55401

Catherine H. Smith*	151 Farmington Avenue	Director
Hartford, CT 06156

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Robert P. Browne*	5780 Powers Ferry Road	Director and Vice President, Investments
Atlanta, GA 30327-4390

Howard L. Rosen*	1475 Dunwoody Drive	Director and Vice President and Appointed
	West Chester, PA 19380-1478	Actuary

Brian D. Comer*	151 Farmington Avenue	Senior Vice President and Director
Hartford, CT 06156

Curtis W. Olson*	20 Washington Avenue South	Senior Vice President and Director
Minneapolis, MN 55401

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief Accounting
	Atlanta, GA 30327-4390	Officer

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Harry N. Stout	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Name	Principal Business Address	Positions and Offices with Depositor
James R. McInnis	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Valerie G. Brown	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 3027-4390

Michael L. Emerson	20 Washington Avenue South	CEO, ING Re
Minneapolis, MN 55401

John F. Todd	151 Farmington Avenue	General Counsel
Hartford, CT 06156

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Power of Attorney.

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 40 to Registration Statement on
Form N-4 for ING USA Annuity And Life Insurance Company Separate Account B as filed with the Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

ITEM 27: NUMBER OF CONTRACT OWNERS

As of July 31, 2007 there are 2,295 qualified contract owners and 1,419 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of
RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America
Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of
$125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the
Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the
Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company (“ING USA”). Directed Services LLC is
the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ of ING USA,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING
USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter
James R. McInnis	Director and President
Robert J. Hughes	Director
Shaun P. Mathews	Director and Executive Vice President
10 State House Square, Hartford, CT 06103
R.E.G. Gelfand	Chief Financial Officer
Kimberly A. Anderson	Senior Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Robert S. Naka	Senior Vice President and Assistant
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Secretary
Michael J. Roland	Senior Vice President and Assistant
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Secretary
Laurie M. Tillinghast	Senior Vice President
10 State House Square, Hartford, CT 06103
Stanley D. Vyner	Senior Vice President
230 Park Ave 13th Floor, New York, NY 10169
Beth G. Shanker	Broker Dealer Chief Compliance
1290 Broadway Denver, CO. 80203	Officer
Joseph M. O’Donnell	Investment Advisor Chief Compliance
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Officer and Senior Vice President
Julius A. Drelick, III	Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258

Name and Principal Business Address			Positions and Offices with Underwriter
William A. Evans			Vice President
151 Farmington Avenue Hartford, CT 06156
Todd R. Modic			Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Alyce L. Shaw			Vice President
David S. Pendergrass			Vice President and Treasurer
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Dawn M. Peck			Vice President, Assistant Treasurer and
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258			Assistant Secretary
Joy M. Benner			Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Diana R. Cavender			Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Randall K. Price			Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Edwina P.J. Steffer			Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Susan M. Vega			Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
G. Stephen Wastek			Assistant Secretary
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
James A. Shuchart			General Counsel
Bruce Kuennen			Attorney-in-Fact

(c)
2006 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000 Woodbury Road,
Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that
16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the “Guarantee”). These
significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date;
(iii) the insolvency of ReliaStar Life Insurance Company of New York; or (iv) a reduction in the credit rating of
ReliaStar Life Insurance Company of New York’s long-term debt as issued by Standard & Poor’s or Moody’s
Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance Company of
New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective
Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 28th day of
August, 2007.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY OF
NEW YORK
(Depositor)

By:

Donald W. Britton*
President
(principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on August 28, 2007.

Signature	Title
President, Chief Executive Officer

Donald W. Britton*	(principal executive officer)

Chief Accounting Officer

Steven T. Pierson*
DIRECTORS OF THE DEPOSITOR
Signature	Title
Chief Financial Officer

David A. Wheat*	(principal accounting officer)

James R. Gelder*

Donald W. Britton*

Signature

Title

____________________ Catherine H. Smith*

____________________ R. Michael Conley*

____________________ Carol V. Coleman*

____________________ James F. Lille*

____________________ Charles B. Updike*

____________________ Ross M. Weale*

____________________ Brian D. Comer*

____________________ Curtis Olson*

____________________ Robert P. Browne*

____________________ Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(5)(b)	New York Variable Annuity Application (08/07)	EX-99.B5B
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10